As filed with the Securities and Exchange Commission on January 15, 2004


                                                     Registration Nos. 333-17217
                                                                       811-07953
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A
                              --------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]


         PRE-EFFECTIVE AMENDMENT NO.                                         [ ]
         POST-EFFECTIVE AMENDMENT NO. 27                                     [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]


         AMENDMENT NO. 29                                                    [X]
                              --------------------


                                EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact Name of Registrant as specified in Charter)

              1290 Avenue of the Americas, New York, New York 10104
                    (Address of principal executive offices)

                  Registrant's Telephone Number: (212) 554-1234

                         Peter D. Noris, Executive Vice
                     President and Chief Investment Officer
                          The Equitable Life Assurance
                          Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                      1800 Massachusetts Ave, NW, 2nd Floor
                            Washington, DC 20036-1800
                            Telephone: (202) 778-9000
                              --------------------

It is proposed that this filing will become effective (check appropriate box)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on [date] pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on [date] pursuant to paragraph (a)(1) of Rule 485
[x] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on [date] pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities: Shares of Beneficial Interest of the Capital Appreciation Portfolio, Deep Value Portfolio, Equity Growth Portfolio, Equity Income Portfolio I, Equity Income Portfolio II, Equity Portfolio, Global Socially Responsive Portfolio, Growth and Income Portfolio, Growth Portfolio, Mergers and Acquisitions Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Growth Portfolio,
Government Securities Portfolio, High-Yield Bond Portfolio, Intermediate Term Bond Portfolio, Long Term Bond Portfolio, Money Market Portfolio, Short Duration Bond Portfolio, Total Return Portfolio, Diversified Portfolio and Managed Portfolio.
================================================================================

EQ ADVISORS TRUST


PROSPECTUS DATED __________, 2004

This Prospectus describes twenty-three (23) newly organized Portfolios* offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

                               DOMESTIC PORTFOLIOS
                               -------------------

                         Capital Appreciation Portfolio
                              Deep Value Portfolio
                             Equity Growth Portfolio
                            Equity Income Portfolio I
                           Equity Income Portfolio II
                                Equity Portfolio
                      Global Socially Responsive Portfolio
                           Growth and Income Portfolio
                                Growth Portfolio
                       Mergers and Acquisitions Portfolio
                           Multi-Cap Growth Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio

                          INTERNATIONAL STOCK PORTFOLIO
                          -----------------------------

                         International Growth Portfolio

                             FIXED INCOME PORTFOLIOS

                         Government Securities Portfolio
                            High-Yield Bond Portfolio
                        Intermediate Term Bond Portfolio
                            Long Term Bond Portfolio
                             Money Market Portfolio
                          Short Duration Bond Portfolio
                             Total Return Portfolio

                           BALANCED/HYBRID PORTFOLIOS
                           --------------------------

                              Diversified Portfolio
                                Managed Portfolio


* Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

OVERVIEW

EQ ADVISERS TRUST

EQ Advisors Trust (the "Trust") is a family of fifty-three (53) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA shares of twenty-three of the Trust's Portfolios. Each Portfolio is a diversified portfolio, except the Mergers and Acquisitions Portfolio, which is a non-diversified Portfolio. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"), MONY Life Insurance Company, MONY Life Insurance Company of America, other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable, through its AXA Funds Management Group unit (the "Manager"), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (the "Advisers"). Information regarding the Manager and the Advisers is included under "Management of the Trust" and "About the Investment Portfolios" in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the "Multi-Manager Order"). The Manager also may allocate a Portfolio's assets to additional Advisers subject to approval of the Trust's Board of Trustees. In such circumstances, shareholders would receive notice of such action.

The Portfolios are newly organized and have no operating history or performance information of their own prior to the date of this Prospectus. However, each Portfolio is a successor to a corresponding portfolio of the Enterprise Accumulation Trust or the MONY Series Fund, Inc. Performance of the Portfolios will vary over time.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

                                TABLE OF CONTENTS

1.  ABOUT THE INVESTMENT PORTFOLIOS............................................1

DOMESTIC PORTFOLIOS............................................................2
     Capital Appreciation Portfolio............................................2
     Deep Value Portfolio......................................................6
     Equity Growth Portfolio...................................................9
     Equity Income Portfolio I................................................12
     Equity Income Portfolio II...............................................15
     Equity Portfolio.........................................................18
     Global Socially Responsive Portfolio.....................................21
     Growth and Income Portfolio..............................................24
     Growth Portfolio.........................................................27
     Mergers and Acquisitions Portfolio.......................................30
     Multi-Cap Growth Portfolio...............................................33
     Small Company Growth Portfolio...........................................36
     Small Company Value Portfolio............................................39

INTERNATIONAL STOCK PORTFOLIO.................................................42
     International Growth Portfolio...........................................42

FIXED INCOME PORTFOLIOS.......................................................45
     Government Securities Portfolio..........................................45
     High-Yield Bond Portfolio................................................49
     Intermediate Term Bond Portfolio.........................................53
     Long Term Bond Portfolio.................................................56
     Money Market Portfolio...................................................60
     Short Duration Bond Portfolio............................................64
     Total Return Portfolio...................................................67

BALANCED/HYBRID PORTFOLIOS....................................................70
     Diversified Portfolio....................................................70
     Managed Portfolio........................................................73

2.  MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS........................77
     Principal Risks..........................................................77
     Benchmarks...............................................................81

3.  MANAGEMENT OF THE TRUST...................................................83

4.  FUND DISTRIBUTION ARRANGEMENTS............................................88

5.  BUYING AND SELLING SHARES.................................................89

6.  HOW PORTFOLIO SHARES ARE PRICED...........................................90

7.  DIVIDENDS AND OTHER DISTRIBUTIONS AND TAX CONSEQUENCES....................92

8.  FINANCIAL HIGHLIGHTS......................................................93

1.    ABOUT THE INVESTMENT PORTFOLIOS

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

Please note that:

      o A fuller description of each of the principal risks and of the benchmarks is included in the section "More Information on Principal Risks and Benchmarks," which follows the description of each Portfolio in this section of the Prospectus.

      o  Additional   information   concerning  each   Portfolio's   strategies,
         investments and risks can also be found in the Trust's Statement of Additional Information.

DOMESTIC PORTFOLIOS

CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Adviser's investment approach emphasizes large capitalization U.S. companies that, in the Adviser's opinion, have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (E.G., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (E.G., margins, return on equity, return on assets), strong balance sheets, global distribution capabilities and management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, forced displacement (I.E., a better investment idea surfaces) or a permanent change in industry/company fundamentals that alters the original investment thesis. The Adviser expects a high portfolio turnover rate in excess of 100%. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk

      o  Portfolio Turnover Risk

      o  Securities Lending Risk

      o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Capital Appreciation Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Capital Appreciation Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                1999     2000      2001      2002    2003
               55.30%  -13.82%   -19.11%   -16.87%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*         Worst Quarter (% and time period)*
     [44.89% (1999 4th Quarter)]              [(17.45)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                         SINCE
                                          ONE YEAR     FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
Capital Appreciation Portfolio -
  Class IA Shares                           ____%         ____%           ____%
--------------------------------------------------------------------------------
S&P 500 Index**                             ____%         ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Capital Appreciation Portfolio                                   Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.24%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.99%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

------------------------------
               CLASS IA SHARES
------------------------------
1 Year              $____
------------------------------
3 Years             $____
------------------------------
5 Years             $____
------------------------------
10 Years            $____
------------------------------

WHO MANAGES THE PORTFOLIO

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202, is the Adviser to the Portfolio. Marsico has been providing investment counseling since 1997. As of December 31, 2003, total assets under management for all clients were approximately $__ billion.

An investment committee is responsible for the day-to-day management of the Portfolio.

DEEP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in large capitalization companies whose stocks the Adviser considers to be undervalued stocks. The Portfolio may also invest in companies with mid-sized or small market capitalizations. Undervalued or "deep value" stocks are generally those that are out of favor with investors and presently trading at prices that the Adviser feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price/earnings ratios based on projected normalized earnings. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and under-researched by institutions. Common characteristics of the stocks typically include a strong balance sheet, excess cash flow, hidden or undervalued assets, and strong potential for a dividend increase in the year ahead. The Adviser's bottom-up process includes ranking current holdings and purchase candidates on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return/appreciation potential. It is expected that the average price/earnings ratio of the Portfolio's stocks will be lower than the average of the Russell 1000 Value Index. Existing holdings are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return. The Portfolio may lend portfolio securities on short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Securities Lending Risk
      o  Small-Cap and Mid-Cap Company Risk
      o  Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Deep Value Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Deep Value Portfolio, whose inception date is May 1, 2003. Information about the Portfolio's performance is not provided because the Portfolio and its predecessor portfolio do not have returns for a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Deep Value Portfolio                                             Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        2.88%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             3.63%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (2.83)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.80%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

------------------------------
               CLASS IA SHARES
------------------------------
1 Year              $____
------------------------------
3 Years             $____
------------------------------
5 Years             $____
------------------------------
10 Years            $____
------------------------------

WHO MANAGES THE PORTFOLIO

WELLINGTON MANAGEMENT COMPANY, LLP ("Wellington Management") 75 State Street, Boston, Massachusetts 02019, is the Adviser to the Portfolio. Wellington Management has provided investment counseling services since 1928, and as of December 31, 2003, had assets under management for all clients of over $__ billion.

Wellington Management uses a team of analysts that specialize in value investing led by JOHN R. RYAN, CFA, Senior Vice President and Managing Partner of Wellington Management. He is responsible for day-to-day management of the Portfolio. He has been a portfolio manager at Wellington Management since joining the firm in 1981.

EQUITY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

This is a stock Portfolio that invests in companies with above average earnings growth. The primary consideration in stock selection is the rate of earnings growth relative to the price. The Portfolio seeks companies that have a specific advantage (products, patents, sales force, management, etc.) which enables them to grow at a superior pace. They generally achieve their sales growth by selling more units, rather than depending on price increases alone. As many of the fastest growing companies currently are traded over-the-counter, this Portfolio will have correspondingly larger holdings of over-the-counter stocks. The Portfolio may take a temporary defensive position in attempting to respond to adverse market conditions by investing in short term instruments of the type invested in by the Money Market Portfolio. Only a small percentage of the Portfolio will be temporarily invested in such instruments and that alone is unlikely to impact the ability of the Portfolio to meet its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Small- and Mid-Cap Company Risk
      o  Growth Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with MONY Equity Growth Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Equity Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is March 4, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994    1995    1996    1997    1998    1999    2000    2001      2002      2003
2.15%   30.54%  20.95%  30.68%  25.46%  37.98%  -8.46%  -19.29%   -22.67%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*      Worst Quarter (% and time period)*
     [22.27% (1999 4th Quarter)]           [(18.62)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                          ONE YEAR     FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Equity Growth Portfolio -
  Class IA Shares                           ____%        ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                             ____%        ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Equity Growth Portfolio                                          Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        4.71%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             5.21%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (4.06)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         1.15%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

--------------------------------------
                     CLASS IA SHARES
--------------------------------------
1 Year                     $117
--------------------------------------
3 Years                   $1,197
--------------------------------------
5 Years                   $2,272
--------------------------------------
10 Years                  $4,941
--------------------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2003 were $__ billion.

The day-to-day management of this Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer of Boston Advisors. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.

EQUITY INCOME PORTFOLIO I

INVESTMENT OBJECTIVE: Seeks a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY:

The Portfolio normally invests at least 80% of its net assets in equity securities. The Portfolio generally invests in dividend paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P 500 average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Equity Income Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Equity Income Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                1999       2000       2001       2002       2003
                5.70%      6.45%    -10.75%    -14.76%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*        Worst Quarter (% and time period)*
       [9.49% (1999 2nd Quarter)]             [(17.49)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR       FIVE YEARS        SINCE
                                                                      INCEPTION
--------------------------------------------------------------------------------
Equity Income Portfolio I -
  Class IA Shares                        ____%           ____%           ____%
--------------------------------------------------------------------------------
S&P 500/Barra Value Index**              ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Equity Income Portfolio I                                        Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.28%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.23)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.80%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

------------------------------
               CLASS IA SHARES
------------------------------
1 Year              $____
------------------------------
3 Years             $____
------------------------------
5 Years             $____
------------------------------
10 Years            $____
------------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2003 were $__ billion.

The day-to-day management of the Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer. Mr. Vogelzang has served in his present position since 1997 and has 19 years' experience in the investment industry.

EQUITY INCOME PORTFOLIO II

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and a high level of current income.

THE INVESTMENT STRATEGY

This is a stock Portfolio that invests in companies with above average dividend yields. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for purchase a stock's yield must be greater than the S&P 500 yield. The effect of this discipline is that a stock whose price rises faster than its dividend increases is sold. They will generally be listed on the New York Stock Exchange, although some may be traded over-the-counter. Primarily, the Portfolio will be invested in common stocks, but some convertible instruments and short-term obligations may be used.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the MONY Equity Income Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Equity Income Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is March 4, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994    1995    1996    1997    1998    1999    2000      2001      2002    2003
0.78%   33.12%  19.76%  31.26%  12.63%  8.04%   6.07%   -10.97%   -15.14%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*     Worst Quarter (% and time period)*
      [16.14% (1997 2nd Quarter)]          [(17.84)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                        ONE YEAR      FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
Equity Income Portfolio II -
  Class IA Shares                         ____%          ____%           ____%
--------------------------------------------------------------------------------
S&P 500 Index**                           ____%          ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Equity Income Portfolio II                                      Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.69%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.19%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.14)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-------------------------------
                    CLASS IA
                     SHARES
-------------------------------
1 Year                $107
-------------------------------
3 Years               $364
-------------------------------
5 Years               $641
-------------------------------
10 Years             $1,431
-------------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2003 were $__ billion.

The day-to-day management of this Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer of Boston Advisors. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.

EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests normally at least 80% of its net assets in equity securities. The Portfolio invests in U.S. common stock of companies that meet the Adviser's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. To that end, the Adviser selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable customer or business franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Equity Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Equity Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is August 1, 1988. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994    1995    1996    1997    1998    1999    2000      2001      2002    2003
3.87%   38.44%  25.22%  25.76%  9.90%   15.61%  -5.18%  -18.81%   -29.41%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*      Worst Quarter (% and time period)*
      [26.57% (2001 4th Quarter)]           [(26.32)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                      ONE YEAR       FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
Equity Portfolio -
   Class IA Shares                      ____%           ____%           ____%
--------------------------------------------------------------------------------
S&P 500 Index**                         ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Equity Portfolio                                                 Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                       0.80%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                        None
--------------------------------------------------------------------------------
Other Expenses                                                       0.09%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                            0.89%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

------------------------------
               CLASS IA SHARES
------------------------------
1 Year              $____
------------------------------
3 Years             $____
------------------------------
5 Years             $____
------------------------------
10 Years            $____
------------------------------

WHO MANAGES THE PORTFOLIO

TCW INVESTMENT MANAGEMENT COMPANY ("TCW"), 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is the Adviser to the Portfolio. TCW was founded in 1971 and as of December 31, 2003, TCW and its affiliated companies had approximately $__ billion under management.

GLEN E. BICKERSTAFF is responsible for the day-to-day management of the Portfolio and is Group Managing Director of TCW, which he joined in May of 1998. He has more than 20 years of investment industry experience, and he previously served as Senior Portfolio Manager and Vice President for Transamerica Investment Services immediately before joining TCW form 1987 to 1998.

GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of companies that the Adviser believes are socially responsible and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The term "responsive" is used to distinguish between absolute and relative standards of corporate social responsibility. The Adviser believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the Adviser actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsible investment vehicles, the Portfolio does not invest in industries such as tobacco and gambling, weapons or nuclear power, or invest in companies that are known to violate human rights. The Adviser believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Portfolio seeks to invest in companies that the Adviser believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Adviser seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Adviser uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Portfolio seeks to own growth and/or value stocks depending on their relative attractiveness. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Foreign Securities Risk
          Currency Risk
          Political/Economic Risk
          Regulatory Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Global Socially Responsive Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Global Socially Responsive Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is January 24, 2002. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            -----------------------
                                      2003

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*       Worst Quarter (% and time period)*
       _____% (2003 ___ Quarter)               (____)% (2003 ___ Quarter)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                             ONE YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Global Socially Responsive Portfolio -
  Class IA Shares                              ____%               ____%
--------------------------------------------------------------------------------
MSCI World Index**                             ____%               ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Global Socially Responsive Portfolio                             Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.90%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          None
--------------------------------------------------------------------------------
Other Expenses                                                         3.12%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              4.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (2.97)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-------------------------------
                    CLASS IA
                     SHARES
-------------------------------
1 Year               $____
-------------------------------
3 Years              $____
-------------------------------
5 Years              $____
-------------------------------
10 Years             $____
-------------------------------

WHO MANAGES THE PORTFOLIO

ROCKEFELLER & CO., INC. ("Rockefeller"), 30 Rockefeller Plaza, 54th Floor, New York, New York 10112, is the Adviser to the Portfolio. Rockefeller was incorporated in 1979. As of December 31, 2003, Rockefeller had $__ billion under management.

FARHA-JOYCE HABOUCHA, Co-director of Socially Responsive Investments, is responsible for the day-to-day management of the Portfolio. Ms. Haboucha has been employed by Rockefeller since 1997 as a Senior Portfolio Manager. She previously served for 10 years as a Senior Portfolio Manger and Co-director of Socially Responsive Investment Services at Neuberger & Berman and has more than 19 years' experience in the investment industry.

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks of large capitalization stocks that offer the opportunity for capital appreciation, but also may hold small and intermediate capitalization stocks. The Portfolio may also invest in companies that have the potential to provide dividend income.

In selecting securities, the Adviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Adviser's assessment of what a security is worth. The Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price/value characteristics.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Derivatives Risk
      o  Equity Risk
      o  Growth Investing Risk
      o  Securities Lending Risk
      o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Growth and Income Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Growth and Income Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                1999      2000      2001      2002      2003
               20.55%     0.91%   -11.87%    -25.95%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*        Worst Quarter (% and time period)*
     [14.86% (1999 2nd Quarter)]             [(18.59)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                      ONE YEAR       FIVE YEARS        SINCE
                                                                     INCEPTION
--------------------------------------------------------------------------------
Growth and Income Portfolio -
  Class IA Shares                       ____%           ____%           ____%
--------------------------------------------------------------------------------
S&P 500 Index**                         ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Growth and Income Portfolio                                      Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.23%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.18)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.80%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

------------------------------
               CLASS IA SHARES
------------------------------
1 Year              $____
------------------------------
3 Years             $____
------------------------------
5 Years             $____
------------------------------
10 Years            $____
------------------------------

WHO MANAGES THE PORTFOLIO

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS Global AM"), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM was formerly known as Brinson Advisers, Inc., which has provided investment counseling for over 50 years. As of December 31, 2003, assets under management were $__ billion.

An investment management team is responsible for the day-to-day management of the Portfolio.

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Portfolio combines growth and value style investing. This means that the Portfolio invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long term value. The Portfolio's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Growth Investing Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Growth Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                1999      2000      2001      2002      2003
               24.48%    -7.79%   -12.56%    -23.26%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*        Worst Quarter (% and time period)*
     [17.77% (1999 4th Quarter)]             [(15.53)% (2001 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR       FIVE YEARS        SINCE
                                                                      INCEPTION
--------------------------------------------------------------------------------
Growth Portfolio - Class IA Shares       ____%           ____%           ____%
--------------------------------------------------------------------------------
S&P 500 Index**                          ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Growth Portfolio                                                 Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.09%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.84%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

MONTAG & CALDWELL, INC. ("Montag & Caldwell"), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients were approximately $__ billion as of December 31, 2003.

RONALD E. CANAKARIS, President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 30 years' experience in the investment industry. He has been President of Montag & Caldwell for more than 17 years.

MERGERS AND ACQUISITIONS PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Adviser will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase the selling company's securities, offering the Portfolio the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Adviser may invest in small, mid and large capitalization stocks. The Adviser expects a high portfolio turnover rate of 150% or more. The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Derivatives Risk
      o  Equity Risk
      o  Non-Diversification Risk
      o  Portfolio Turnover Risk
      o  Securities Lending Risk
      o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Mergers and Acquisitions Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Mergers and Acquisitions Portfolio, whose inception date is May 1, 2003. Information about the Portfolio's performance is not provided because the Portfolio and its predecessor portfolio do not have returns for a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Mergers And Acquisitions Portfolio                               Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.90%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        3.43%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             4.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (3.13)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         1.20%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

GAMCO, One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO's predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2003, total assets under management for all clients were $__ billion.

MARIO J. GABELLI has served as Chief Investment Officers of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Portfolio. He has more than 30 years' experience in the investment industry.

MULTI-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in growth stocks. The Adviser believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition. The Adviser expects a high portfolio turnover rate of 100% or more. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3 of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Growth Investing Risk
      o  Portfolio Turnover Risk
      o  Securities Lending Risk
      o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Multi-Cap Growth Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Multi-Cap Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is July 15, 1999. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be higher than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                2000            2001            2002            2003

              -30.59%         -16.95%         -34.64%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*         Worst Quarter (% and time period)*
      [13.77% (2001 4th Quarter)]              [(22.04)% (2000 4th Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              ONE YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Multi-Cap Growth Portfolio -
  Class IA Shares                               ____%              ____%
--------------------------------------------------------------------------------
S&P 500 Index**                                 ____%              ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Multi-Cap Growth Portfolio                                       Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        1.00%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.21%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.21%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.06)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         1.15%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

FRED ALGER MANAGEMENT, INC. ("Alger"), 111 Fifth Avenue, 2nd Floor, New York, New York 10003, is the Adviser to the Portfolio. Alger has been an investment adviser since 1964. As of December 31, 2003, total assets under management for all clients were approximately $___ billion.

DAVE HYUN is responsible for the day-to-day management of the Portfolio. Mr. Hyun has been employed by Alger since 2001 as Executive Vice President and Portfolio Manager. From 2000-2001, Mr. Hyun served as Portfolio Manager at Oppenheimer Funds. Mr. Hyun previously served at Alger from 1991-2000 as an analyst and as Senior Vice President and Portfolio Manager.

SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Small Company Growth Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Portfolio invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Portfolio Manager looks for sales growth in excess of 15% for three to five years and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Growth Investing Risk
      o  Securities Lending Risk
      o  Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Small Company Growth Portfolio, a series of the Enterprise
Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Small Company Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

      1999            2000            2001            2002            2003
     55.68%           1.90%          -3.80%          -24.02%
--------------------------------------------------------------------------------
   Best Quarter (% and time period)*        Worst Quarter (% and time period)*
      [33.23% (1999 4th Quarter)]             [(23.21)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                         ONE YEAR       FIVE YEARS       SINCE
                                                                       INCEPTION
--------------------------------------------------------------------------------
Small Company Growth Portfolio -
  Class IA Shares                          ____%           ____%          ____%
--------------------------------------------------------------------------------
Russell 2000 Index***                      ____%           ____%          ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Small Company Growth Portfolio                                   Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        1.00%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.18%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.18%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.13)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

WILLIAM D. WITTER, INC. ("Witter"), One Citicorp Center, 153 East 53rd Street, New York, New York 10022, is the Adviser to the Portfolio. Witter has provided investment advisory services since 1977. As of December 31, 2003 total assets under management for all clients were $__ billion.

WALTER T. PRENDERGAST, Managing Director of Witter, is responsible for the day-to-day management of the Portfolio. Mr. Prendergast joined Witter in 2003 and was previously employed as Managing Director of Weiss, Peck and Greer Investments LLC since 1996.

SMALL COMPANY VALUE PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

The Small Company Value Portfolio normally invests at least 80% of its net assets in small capitalization stocks. The Portfolio invests in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Securities Lending Risk
      o  Small-Cap Company Risk
      o  Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Small Company Value Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Small Company Value Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is August 1, 1988. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
0.02%   12.28%  11.21%  44.32%  9.61%   24.02%  2.52%   5.25%   -9.25%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*        Worst Quarter (% and time period)*
     [18.58% (1997 2nd Quarter)]             [(17.80)% (1998 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                      ONE YEAR       FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
Small Company Value Portfolio -
  Class IA Shares                       ____%           ____%           ____%
--------------------------------------------------------------------------------
Russell 2000 Index**                    ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Small Company Value Portfolio                                    Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.80%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.08%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.88%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

GABELLI ASSET MANAGEMENT COMPANY ("GAMCO"), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. Gabelli's predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2003 total assets under management for all clients were $__ billion.

MARIO J. GABELLI has served as Chief Investment Officer of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Portfolio. He has more than 30 years' experience in the investment industry.

INTERNATIONAL STOCK PORTFOLIO

INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets in non-U.S. equity securities that the Adviser believes are undervalued. The Adviser uses an approach that involves top-down country allocation combined with bottom-up stock selection. The Adviser looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Adviser diversifies investments among European, Australian and Far East ("EAFE") markets. The Adviser expects a high portfolio turnover rate in excess of 100%. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Equity Risk
      o  Foreign Securities Risk
           Currency Risk
           Emerging Market Risk
           Political/Economic Risk
           Regulatory Risk
      o  Securities Lending Risk
      o  Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise International Growth Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise International Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is November 18, 1994. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1995    1996    1997    1998    1999      2000      2001      2002    2003
14.64%  12.65%  5.26%   14.83%  42.12%  -17.21%   -27.80%   -19.46%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*       Worst Quarter (% and time period)*
      [32.15% (1999 4th Quarter)]             [(27.47)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR       FIVE YEARS        SINCE
                                                                      INCEPTION
--------------------------------------------------------------------------------
International Growth Portfolio -
  Class IA Shares                        ____%           ____%           ____%
--------------------------------------------------------------------------------
MSCI EAFE Index**                        ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
International Growth Portfolio                                   Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.85%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.27%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.12%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

SSGA FUNDS MANAGEMENT, INC. ("SSgA"), Two International Place, Boston, Massachusetts 02110, is the Adviser to the Portfolio. SSgA is affiliated with State Street Global Advisers, which was established in 1978. As of December 31, 2003, SSgA had $__ billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio.

FIXED INCOME PORTFOLIOS

GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

THE INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees. Specific securities in the portfolio can have expected maturities as short as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of four to eight years. In addition, the Portfolio is expected to have an effective duration between 2 and 4 years. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in such securities. The Portfolio's benchmark objectives are to outperform the Lehman Brothers Intermediate U.S. Government Index and other competing funds. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Fixed Income Risk
           Interest Rate Risk
           Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Government Securities Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Government Securities Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is May 1, 1991. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
-1.61%  10.89%  3.62%   7.18%   6.85%   0.66%   9.71%   6.58%   6.57%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*       Worst Quarter (% and time period)*
      [4.11% (1995 2nd Quarter)]              [(1.85)% (1994 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                        ONE YEAR      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
Government Securities Portfolio -
  Class IA Shares                          ____%         ____%          ____%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
  Government Index**                       ____%         ____%          ____%

--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Government Securities Portfolio                                  Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.15%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.65%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year             $66
----------------------------
3 Years           $208
----------------------------
5 Years           $362
----------------------------
10 Years          $810
----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

GREGORY M. STAPLES is primarily responsible for the day-to-day management of the Portfolio and managed its predecessor since 1993. Mr. Staples is a Managing Director and head of the public bond group at MONY and has 21 years' experience in the investment industry.

HIGH-YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize current income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets in bonds that are below investment grade. The Portfolio generally invests in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Portfolio's investments are selected by the Adviser after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the portfolio manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Adviser has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S and P; (2) unrated debt securities which, in the judgment of the portfolio manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents. The Adviser expects a high portfolio turnover rate in excess of 100%. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Fixed Income Risk
           Credit Risk
           Interest Rate Risk
           Junk Bonds or Lower Rated Securities Risk
      o  Foreign Securities Risk
      o  Portfolio Turnover Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise High-Yield Bond Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record.
The Portfolio is considered the successor to the Enterprise High-Yield Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is November 18, 1994. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1995     1996    1997    1998    1999     2000    2001    2002    2003
16.59%  12.95%  13.38%   3.60%   3.86%   -2.52    5.90%   1.51%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*       Worst Quarter (% and time period)*
      [6.72% (2002 4th Quarter)]             [(5.15)% (1998 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR       FIVE YEARS        SINCE
                                                                      INCEPTION
--------------------------------------------------------------------------------
High-Yield Bond Portfolio -
  Class IA Shares                        ____%           ____%           ____%
--------------------------------------------------------------------------------
Lehman Brothers High Yield
  BB Index***                            ____%           ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
High-Yield Bond Portfolio                                        Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.60%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.16%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.76%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.16)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.60%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT ("Caywood-Scholl") 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2003, assets under management for all clients approximated $__ billion.

JAMES CAYWOOD, Managing Director and Chief Investment Officer, and TOM SAAKE, Portfolio Manager, are responsible for the day-to-day management of the Portfolio. Mr. Caywood has more than 30 years' investment industry experience. He joined Caywood-Scholl in 1986 as Managing Director and Chief Investment Officer and has held those positions since 1986. Tom Saake has served as a Portfolio Manager with Caywood-Scholl since 1990. He has over 13 years' experience.

INTERMEDIATE TERM BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

THE INVESTMENT STRATEGY

The  Portfolio  seeks to  achieve  its  investment  objective  by  investing  in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in such securities. The Portfolio is expected to have a dollar weighted average maturity between four and eight years under most circumstances. The Portfolio's benchmark objectives are to outperform the Lehman Brothers Intermediate Government/Credit Index and competing funds. All securities in the Portfolio will be investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of four to eight years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o       Fixed Income Risk
                 Asset-Backed Securities Risk
                 Interest Rate Risk
                 Investment Grade Securities Risk
                 Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with MONY Intermediate Term Bond Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Intermediate Term Bond Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is March 1, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*      Worst Quarter (% and time period)*
      [5.02% (1995 2nd Quarter)]             [(1.90)% (1994 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
Intermediate Term Bond Portfolio -
  Class IA Shares                        ____%          ____%          ____%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Government/Credit Index**              ____%          ____%          ____%

--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Intermediate Term Bond Portfolio                                 Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.16%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.66%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year             $67
----------------------------
3 Years           $211
----------------------------
5 Years           $368
----------------------------
10 Years          $822
----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

GISELLA BELLO is primarily responsible for the day-to-day management of the Portfolio and managed the Portfolio's predecessor since 1996. Ms. Bello also manages and trades the short to intermediate portion of MONY's public bond portfolio. Ms. Bello is an Assistant Vice President and has 15 years' experience in the investment industry.

LONG TERM BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The  Portfolio  seeks to  achieve  its  investment  objective  by  investing  in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in such securities. The Portfolio is expected to have a dollar weighted average maturity of more than eight years under most circumstances. The Portfolio's benchmark goals are to outperform the Lehman Brothers Long Government/Credit Index and other competing funds. All securities in the Portfolio will be investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategy.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Fixed Income Risk
           Asset-Backed Securities Risk
           Interest Rate Risk
           Investment Grade Securities Risk
           Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Long Term Bond Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Long Term Bond Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is March 20, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994     1995    1996    1997    1998    1999    2000    2001    2002    2003
-6.14%  30.04%  -0.31%  13.44%  10.08%  -7.60%  15.61%  6.28%   14.06%

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*        Worst Quarter (% and time period)*
     [10.85% (1995 2nd Quarter)]              [(6.29)% (1996 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                         ONE YEAR      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
Long Term Bond Portfolio -
  Class IA Shares                          ____%          ____%          ____%
--------------------------------------------------------------------------------
Lehman Brothers Long
  Government/Credit Index**                ____%         ____%          ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Long Term Bond Portfolio                                         Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.66%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year             $67
----------------------------
3 Years           $211
----------------------------
5 Years           $368
----------------------------
10 Years          $822
----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

MICHAEL DINEEN, CFA, is primarily responsible for the day-to-day management of the Portfolio and managed its predecessor since 1993. Mr. Dineen is an Assistant Vice President and has 14 years' experience in the investment industry.

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize current income while preserving capital and maintaining liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in high quality short-term money market instruments. The Portfolio invests primarily in U.S. dollar-denominated issues of corporations, U.S. Government and agency obligations, and asset-backed securities with remaining maturities of 397 days or less. The dollar-weighted average life to maturity of the securities held in the Portfolio will be 90 days or less. These securities include commercial paper, bankers' acceptances, certificates of deposit, time deposits, and other debt obligations. The Portfolio holds fixed and floating interest rate instruments. The Portfolio generally does not hold more than 5% of its assets in any one issuer. Please see Appendix A to this Prospectus for a more detailed discussion of the securities in which the Portfolio may invest.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Fixed Income Risk
           Asset-Backed Securities Risk
           Credit Risk
           Interest Rate Risk
           Mortgage-Backed Securities Risk
      o  Money Market Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Money Market Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Money Market Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is July 29, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
3.89%   5.64%   5.12%   5.27%   5.25%   4.98%   6.11%   3.80%   1.50%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*      Worst Quarter (% and time period)*
       [1.58% (2000 3rd Quarter)]            [(0.35)% (2002 4th Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                        ONE YEAR      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
Money Market Portfolio -
  Class IA Shares                         ____%          ____%          ____%
--------------------------------------------------------------------------------
Prime Commercial Rate Paper
  30-Day Index**                          ____%          ____%          ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

For the seven-day period ended December 31, 2003, the Money Market Portfolio's yield was ____% and the effective yield was ____%.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Money Market Portfolio                                           Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.40%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Expenses                                                         0.09%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              0.49%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year             $50
----------------------------
3 Years           $157
----------------------------
5 Years           $274
----------------------------
10 Years          $616
----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

DAVID E. WHEELER, CFA, is primarily responsible for the day-to-day management of the Portfolio and managed its predecessor since 1996. Mr. Wheeler shares credit research responsibilities for MONY's long-term public bond portfolio. He is a Managing Director and has 17 years' experience in the investment industry.

SHORT DURATION BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks current income with reduced volatility of principal.

THE INVESTMENT STRATGEY

The Portfolio normally invests at least 80% of its net assets in bonds and other debt securities. To help maintain a high level of share price stability, the Portfolio seeks to keep the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio exposure to investment risks. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers. The Portfolio will not invest in securities rated below "BBB." The Portfolio will maintain a minimum average credit quality rating of "A" in its portfolio. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Derivatives Risk
      o  Fixed Income Risk
           Credit Risk
           Interest Rate Risk
           Investment Grade Securities Risk
      o  Foreign Securities Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Short Duration Bond Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Short Duration Bond Portfolio, whose inception date is May 1, 2003. Information about the Portfolio's performance is not provided because the Portfolio and its predecessor portfolio do not have returns for a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Short Duration Bond Portfolio                                    Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.45%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.91%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.36%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.96)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.40%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

GREGORY M. STAPLES is responsible for the day-to-day management of the Portfolio. He joined MONY Life Insurance Company in 1982 as a corporate credit analyst and since 1994 has served as a Senior Managing Director and as head of the public bond group. He has 20 years' investment experience.

TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of fixed income instruments of varying maturities. These instruments will be primarily investment grade debt securities, but may include high yield securities, known as "junk bonds," rated CCC to BB by S&P, Caa to Ba by Moody's, or, if unrated, determined by the Adviser to be of comparable quality. Junk bonds may comprise no more than 20% of the Portfolio's total assets. In selecting fixed income securities, the Adviser will use various techniques, including economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting and other securities selection techniques. The Portfolio's performance will be measured against the Lehman Brothers U.S. Universal Index. This Index is designed to capture a broad range of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as junk bonds, Eurobonds, illiquid securities and emerging market debt. The Portfolio may invest in any of the components of the index. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamental for a particular sector or security. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies and without limit in U.S. dollar denominated securities of foreign issuers. For risk management purposes or as part of its investment strategy, the Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Adviser expects a high portfolio turnover rate of 100% or more. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Asset Allocation Risk
      o  Derivatives Risk
      o  Fixed Income Risk
           Credit Risk
           Interest Rate Risk
           Investment Grade Securities Risk
           Junk Bonds or Lower Rated Securities Risk
      o  Foreign Securities Risk
      o  Liquidity Risk
      o  Portfolio Turnover Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Total Return Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record.
The  Portfolio  is  considered  the  successor  to the  Enterprise  Total Return

Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is January 24, 2002. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               ------------------
                                      2003

--------------------------------------------------------------------------------
  Best Quarter (% and time period)*       Worst Quarter (% and time period)*
      _____% (2003 ___ Quarter)               (_____)% (2003 ___ Quarter)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                           ONE YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Total Return Portfolio -
  Class IA Shares                             ____%               ____%
--------------------------------------------------------------------------------
Lehman Brothers Universal
  Index**                                     ____%               ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Total Return Portfolio                                           Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.55%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.23%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.78%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.38)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.40%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2003, assets under management were $__ billion.

WILLIAM H. GROSS leads a team that manages the Portfolio. He is a Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has been with PIMCO since 1971 and has 34 years' investment experience.

BALANCED/HYBRID PORTFOLIOS

DIVERSIFIED PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize income and capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests in a diversified mix of common stocks of U.S. and foreign companies, investment-grade corporate and government bonds, and money-market instruments. The mix of securities in the Portfolio will reflect the relative attractiveness of stocks, bonds, or money-market instruments as determined by the Adviser. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in a combination of equity and fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Asset Allocation Risk
      o  Equity Risk
      o  Fixed Income Risk
           Credit Risk
           Interest Rate Risk
           Investment Grade Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Diversified Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Diversified Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is April 3, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994     1995    1996    1997    1998    1999    2000     2001      2002    2003
1.03%   26.31%  14.44%  24.97%  23.69%  30.53%  -6.55%  -15.40%   -16.37%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*      Worst Quarter (% and time period)*
      [17.47% (1999 4th Quarter)]           [(14.98)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                         ONE YEAR     FIVE YEARS     TEN YEARS

--------------------------------------------------------------------------------
Diversified Portfolio -
  Class IA Shares                          ____%         ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                            ____%         ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Diversified Portfolio                                            Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        4.14%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             4.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (3.49)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         1.15%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $117
----------------------------
3 Years          $1,084
----------------------------
5 Years          $2,059
----------------------------
10 Years         $4,525
----------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2003, total assets under management in the accounts managed by Boston Advisors were approximately $____ billion.

The day-to-day management of this Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer of Boston Advisors. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.

MANAGED PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve growth of capital over time.

THE INVESTMENT STRATEGY

The Portfolio invests in a diversified portfolio of common stocks, bonds and cash equivalents. Normally, 65% of portfolio assets will be invested in equity securities, 30% of portfolio assets will be invested in fixed income securities and 5% of fund assets will be invested in cash and cash equivalents. The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Adviser's evaluations of economic and market trends and its perceptions of the relative values available from such types of securities at any given time. The Adviser has the discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%, such that equities could range from 50% to 80%, fixed income securities could range from 15% to 45% and cash and cash equivalents could range from 0% to 10% of portfolio assets.

The Portfolio's equity investments will be primarily large cap companies, however the Portfolio may invest in companies of any size. The strategy for the equity portion of the Portfolio is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Portfolio include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

While the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. The bonds in which the Portfolio may invest will be primarily government and government agency securities, investment grade corporate debt securities, asset-backed securities and mortgage backed securities. The Portfolio may invest up to 20% of its assets in foreign equity and debt securities. The Adviser expects a high portfolio turnover rate of 100% or more. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

      o  Asset Allocation Risk
      o  Equity Risk
      o  Fixed Income Risk
           Credit Risk
           Interest Rate Risk
           Investment Grade Securities Risk
      o  Portfolio Turnover Risk
      o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the

Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Managed Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is August 1, 1988. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

1994     1995    1996    1997    1998    1999    2000      2001     2002    2003
2.56%   46.89%  23.47%  24.50%   7.95%   9.22%   1.46%   -11.15%  -21.20%

--------------------------------------------------------------------------------
   Best Quarter (% and time period)*       Worst Quarter (% and time period)*
      [14.64% (1995 2nd Quarter)]            [(16.42)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                         ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
Managed Portfolio -
  Class IA Shares                          ____%         ____%          ____%
--------------------------------------------------------------------------------
S&P 500 Index**                            ____%         ____%          ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Managed Portfolio                                                Class IA Shares
--------------------------------------------------------------------------------
Management Fee                                                        0.79%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                         None
--------------------------------------------------------------------------------
Other Expenses                                                        0.06%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             0.85%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                              (0.05)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                         0.80%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

----------------------------
             CLASS IA SHARES
----------------------------
1 Year            $____
----------------------------
3 Years           $____
----------------------------
5 Years           $____
----------------------------

----------------------------
10 Years          $____
----------------------------

WHO MANAGES THE PORTFOLIO

WELLINGTON MANAGEMENT COMPANY LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts 02109, is the Adviser to the Portfolio. Wellington Management has provided investment counseling services since 1928. As of December 31, 2003, Wellington Management had assets under management for all clients of over $__ billion.

An investment management team is responsible for the day-to-day management of the Portfolio.

2.    MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS

PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

      ASSET CLASS RISK: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

      MARKET RISK: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company's financial condition as well as overall market and economic conditions.

      SECURITY SELECTION RISK: The Adviser for each Portfolio selects particular securities in seeking to achieve the Portfolio's objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FUTURES AND OPTIONS RISK: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

      ASSET-BACKED SECURITIES RISK: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio's yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

      CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

      Credit risk is particularly significant for certain Portfolios, such as the High Yield Bond and Total Return Portfolios, that may invest a material portion of their assets in "junk bonds" or lower-rated securities.

      INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

      INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade securities, but securities BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

      JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody's) are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value. A Portfolio investing in "junk bonds" may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

      MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

      CURRENCY RISK: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

      EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

      GEOGRAPHIC RISK: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

      POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

      REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

      TRANSACTION   COSTS  RISK:  The  costs  of  buying  and  selling   foreign
      securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

NON-DIVERSIFICATION RISK: The Mergers & Acquisitions Portfolio is classified as a "non-diversified" investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities. PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SMALL-CAP AND/OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the preceding pages compares each Portfolio's performance to that of a broad-base securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolio's annualized rate of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to Contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

THE LEHMAN BROTHERS HIGH YIELD BB INDEX is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available.

THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT INDEX represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

THE LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

THE LEHMAN BROTHERS UNIVERSAL INDEX is an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Index.

PRIME COMMERCIAL RATE PAPER - 30-DAY INDEX [insert index description].

THE MSCI EAFE(R) INDEX (Europe, Australasia, Far East) ("MSCI EAFE") contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International ("MSCI") to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded as float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

THE MSCI WORLD INDEX is an unmanaged index comprised of 1,456 of the largest publicly traded companies around the world based on market capitalization.

THE RUSSELL 1000 VALUE INDEX ("Russell 1000 Value") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted earnings.

THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor's to be representatives of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

THE S&P 500/BARRA VALUE INDEX is an unmanaged capitalization weighted index comprised of stocks of the S&P 500 with low price-to-book ratios relative to the S&P 500 as a whole.

3.    MANAGEMENT OF THE TRUST

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About the Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust's Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-three (53) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the portfolio's investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser's overall business. The Manager monitors continuity in the Adviser's operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews of each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.


The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. The Manager recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Boston Advisors or MONY Capital, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.

MANAGEMENT FEES

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that each Portfolio pays the Manager.


                           MANAGEMENT FEES PAID BY THE PORTFOLIOS

-----------------------------------------------------------------------------------------------
PORTFOLIO                                                          ANNUAL RATE
                                                             (% OF DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                        0.75%
-----------------------------------------------------------------------------------------------
Deep Value Portfolio                                                  0.75%
-----------------------------------------------------------------------------------------------
Diversified Portfolio                                    0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Equity Growth Portfolio                                  0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Equity Income Portfolio I                                             0.75%
-----------------------------------------------------------------------------------------------
Equity Income Portfolio II                               0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Equity Portfolio                                         0.80% of the first $400 million
                                                         0.75% of the next $400 million
                                                   0.70% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Global Socially Responsive Portfolio                                  0.90%
-----------------------------------------------------------------------------------------------
Government Securities Portfolio                          0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Growth and Income Portfolio                                           0.75%
-----------------------------------------------------------------------------------------------
Growth Portfolio                                                      0.75%
-----------------------------------------------------------------------------------------------
High-Yield Bond Portfolio                                             0.60%
-----------------------------------------------------------------------------------------------
Intermediate Term Bond Portfolio                         0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
International Growth Portfolio                                        0.85%
-----------------------------------------------------------------------------------------------
Long Term Bond Portfolio                                 0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Managed Portfolio                                        0.80% of the first $400 million
                                                         0.75% of the next $400 million
                                                   0.70% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Mergers and Acquisitions Portfolio                                    0.90%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Money Market Portfolio                                   0.40% of the first $400 million
                                                         0.35% of the next $400 million
                                                    0.30% of assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Multi-Cap Growth Portfolio                                            1.00%
-----------------------------------------------------------------------------------------------
Short Duration Bond Portfolio                                         0.45%
-----------------------------------------------------------------------------------------------
Small Company Growth Portfolio                                        1.00%
-----------------------------------------------------------------------------------------------
Small Company Value Portfolio                            0.80% of the first $400 million
                                                         0.75% of the next $400 million
                                                   0.70% for assets in excess of $800 million
-----------------------------------------------------------------------------------------------
Total Return Portfolio                                                0.55%
-----------------------------------------------------------------------------------------------

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval. For certain administrative services, in addition to the management fee, each Portfolio pays the Manager a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio.


EXPENSE LIMITATION AGREEMENT


In the interest of limiting until April 30, 2005 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to the following respective expense ratios:

                          EXPENSE LIMITATION PROVISIONS

--------------------------------------------------------------------------------
PORTFOLIO                                           TOTAL EXPENSES LIMITED TO
                                                     (% OF DAILY NET ASSETS)
--------------------------------------------------------------------------------
Capital Appreciation Portfolio                                1.05%
--------------------------------------------------------------------------------
Deep Value Portfolio                                          0.80%
--------------------------------------------------------------------------------
Diversified Portfolio                                         1.15%
--------------------------------------------------------------------------------
Equity Growth Portfolio                                       1.15%
--------------------------------------------------------------------------------
Equity Income Portfolio I                                     0.80%
--------------------------------------------------------------------------------
Equity Income Portfolio II                                    1.05%
--------------------------------------------------------------------------------
Equity Portfolio                                              0.90%
--------------------------------------------------------------------------------
Global Socially Responsive Portfolio                          1.05%
--------------------------------------------------------------------------------
Government Securities Portfolio                               0.75%
--------------------------------------------------------------------------------
Growth and Income Portfolio                                   0.80%
--------------------------------------------------------------------------------
Growth Portfolio                                              0.90%
--------------------------------------------------------------------------------
High-Yield Bond Portfolio                                     0.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Intermediate Term Bond Portfolio                              0.75%
--------------------------------------------------------------------------------
International Growth Portfolio                                1.30%
--------------------------------------------------------------------------------
Long Term Bond Portfolio                                      0.75%
--------------------------------------------------------------------------------
Managed Portfolio                                             0.80%
--------------------------------------------------------------------------------
Mergers and Acquisitions Portfolio                            1.20%
--------------------------------------------------------------------------------
Money Market Portfolio                                        0.50%
--------------------------------------------------------------------------------
Multi-Cap Growth Portfolio                                    1.15%
--------------------------------------------------------------------------------
Short Duration Bond Portfolio                                 0.40%
--------------------------------------------------------------------------------
Small Company Growth Portfolio                                1.05%
--------------------------------------------------------------------------------
Small Company Value Portfolio                                 1.05%
--------------------------------------------------------------------------------
Total Return Portfolio                                        0.40%
--------------------------------------------------------------------------------


The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed three years of the payment being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

LEGAL PROCEEDINGS

FRED ALGER MANAGEMENT, INC.

In response to inquiries from the New York Attorney General ("NYAG") and the Securities and Exchange Commission ("SEC"), Fred Alger Management, Inc. ("Alger") and its counsel have been investigating certain shareholder trading practices in the mutual funds that it manages. Results of that investigation, which is continuing, are being shared with the NYAG, the SEC and the boards of the funds. Alger has assured the boards of the funds that if it is determined that improper market timing in any of the funds detrimentally affected the fund's performance, Alger will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against James Connelly, Jr., a former vice chairman of Alger's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provides: "The findings herein are made pursuant to [Connelly's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger nor any of the funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, Alger, Connelly, Veras Management Partners, LLP and John Does 1-100 in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with Mr. Connelly, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger, and payment of the plaintiff's counsel and expert fees.

Another class action which names the same defendants and Alger American Growth [Fund], includes the same allegations, and seeks, among other things, the same relief was filed in the same court on November 20, 2003, and the complaint was served on Alger and the fund defendants on that date. The lawsuit was filed by Robert Garfield, who identified himself as a shareholder of a fund defendant. Another class action similar to the DeMayo action but naming six portfolios of The Alger Institutional Fund as additional defendants was filed in the same court on November 13, 2003, by Dana Buhs, identifying herself as a shareholder of Alger LargeCap Growth Portfolio, and the complaint was served on Alger and the fund defendants on December 2, 2003. Another class action against the Buhs defendants was filed in the same court on November 13, 2003 by Bryon Billman, identifying himself as a shareholder of Alger MidCap Growth Portfolio, and the complaint was served on Alger and the fund defendants on December 2, 2003; the complaint alleges violations of Section 34 of the Investment Company Act of 1940 and breach of fiduciary duty and seeks injunctive relief, damages, fees and expenses and other relief.

Similar class actions against the same and related parties and involving similar allegations and requests for relief may be commenced in the near future. Alger has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the mutual funds that it manages, and none of the fund defendants believes that it will be materially adversely affected by the pending lawsuits.

4.      FUND DISTRIBUTION ARRANGEMENTS

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IB shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IA shares of the Trust as well as for the Class IB shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Act of 1934 and are members of the National Association of Securities Dealers, Inc.

5.      BUYING AND SELLING SHARES

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If we determine that your transfer patterns among the Portfolios are disruptive to the Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

The Trust currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and it takes appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when the Trust considers the activity of owners to be disruptive. The Trust currently gives additional individualized notice, to owners who have engaged in such activity, of its intention to restrict such services. However, the Trust may not continue to give such individualized notice. The Trust may also, in its sole discretion and without further notice, change what it considers disruptive transfer activity, as well as change their procedures to restrict this activity.

6.    HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

                         Total Market
   Net Asset Value =     Value of            Cash and
                         Securities     +    Other Assets   -     Liabilities
                         -------------------------------------------------------
                                           Number of Outstanding Shares

The net asset value of Portfolio shares is determined according to this schedule:

      o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Standard Time.

      o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

      o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

      o EQUITY SECURITIES - most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

      o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

      o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value).

      o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

      o OPTIONS - last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

      o FUTURES - last sales price or, if there is no sale, latest available bid price.

      o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of

Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

7.    DIVIDENDS AND OTHER DISTRIBUTIONS AND TAX CONSEQUENCES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

TAX CONSEQUENCES

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

8.    FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Trust's Class IA and Class IB shares for the Portfolios described in this Prospectus. Each Portfolio is newly organized and has no operations or financial information of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company, as described above under "Portfolio Performance." The Diversified, Equity Growth, Equity Income II, Government Securities, Intermediate Term Bond, Long Term Bond and Money Market Portfolios issued Class IA shares in connection with the mergers described under "Portfolio Performance" and, thus, the Class IA shares of each such Portfolio succeeded to the financial history of the corresponding predecessor portfolio. The remaining Portfolios described in this Prospectus issued Class IB shares in connection with the mergers and, thus, the Class IB shares of each such Portfolio succeeded to the financial history of the corresponding predecessor portfolio. The financial information in the table below has been derived from the relevant predecessor portfolio's financial statements, which were audited by __________________________, independent public accountants. __________________________'s report on the financial statements of each predecessor portfolio as of December 31, 2003 appears in the Annual Report for the predecessor portfolios (Annual Reports for the Enterprise Accumulation Trust and the MONY Series Fund, Inc. for the Fiscal Year Ended December 31,
2003).

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the predecessor portfolios' Annual Report that are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.

CAPITAL APPRECIATION PORTFOLIO                                  CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.69       $7.09       $8.65      $5.57
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........              (0.01)(C)  0.00(C, D)    0.05(C)   (0.03)(C)
Net realized and unrealized gain
(loss) on                                            (0.95)      (1.36)      (1.20)      3.11
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (0.96)      (1.36)       1.15       3.08
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                 --        (0.04)        --         --
Distributions from realized gains.....                 --          --        (0.41)       --
                                         --------------------------------------------------------
Total dividends and distributions.....                 --        (0.04)      (0.41)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $4.73       $5.69       $7.09      $8.65
                                         ========================================================
Total return..........................              (16.87)%    (19.11)%    (13.82)%    55.30%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $43,614     $57,542     $72,982    $33,129
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.88%       0.87%       0.86%      1.16%
Ratio of expenses to average net                      0.87%       0.86%       0.86%      1.16%
assets................................

Ratio of net investment income (loss)
to average                                           (0.15)%     (0.04)%      0.62%     (0.41)%
net assets............................
Portfolio turnover rate...............                109%        115%        123%       247%

DEEP VALUE PORTFOLIO                                            CLASS IB
                                         --------------------------------------------------------
                                                             MAY 1, 2003* TO
                                                            DECEMBER 31, 2003
                                         --------------------------------------------------------
Net asset value, beginning of year....
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........
Net realized and unrealized gain
(loss) on
investments...........................
                                         --------------------------------------------------------
Total from investment operations......
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..
Distributions from realized gains.....
                                         --------------------------------------------------------
Total dividends and distributions.....
                                         --------------------------------------------------------
Net asset value, end of year..........
                                         ========================================================
Total return..........................
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......
Ratio of expenses to average net assets
(excluding expense offset arrangements)
Ratio of expenses to average net
assets................................
Ratio of net investment income (loss)
to average
net assets............................
Portfolio turnover rate...............

DIVERSIFIED PORTFOLIO                                           CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $11.09      $17.92      $22.93     $19.91
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........
                                                     0.09(C)     0.20(C)     0.14(C)    0.08(C)
Net realized and unrealized gain
(loss) on                                            (2.08)      (2.66)      (1.33)      5.60
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (1.99)      (2.46)      (1.19)      5.68
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..
                                                      0.21       (0.20)      (0.09)     (0.08)
Distributions from realized gains.....               (1.24)      (4.17)      (3.73)     (2.58)
                                         --------------------------------------------------------
Total dividends and distributions.....               (1.03)      (4.37)      (3.82)     (2.66)
                                         --------------------------------------------------------
Net asset value, end of year..........                $8.07      $11.09      $17.92     $22.93
                                         ========================================================
Total return..........................              (16.37)%    (15.40)%     (6.55)%    30.53%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $1,415      $1,826      $2,871     $3,568
Ratio of expenses to average net assets
(excluding expense offset arrangements)               1.25%       1.15%       1.27%      1.50%
Ratio of expenses to average net                      0.97%       1.15%       1.25%      1.46%
assets................................
Ratio of expenses to average net
assets (excluding expense                             1.25%       1.26%       1.27%      1.50%
reimbursement and expense offset
arrangements).........................
Ratio of net investment income (loss)
to average                                            0.97%       1.61%       0.68%      0.40%
net assets............................
Portfolio turnover rate...............                 66%         47%         27%        27%

EQUITY GROWTH PORTFOLIO                                         CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $16.10      $35.12      $48.65     $38.20
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.04(C)     0.09(C)    (0.04)(C)  (0.20)(C)
Net realized and unrealized gain
(loss) on                                            (3.67)      (5.44)      (3.03)      14.05
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (3.63)      (5.35)      (3.07)      13.85
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.09)        --          --         --
Distributions from realized gains.....                 --        (13.67)     (10.46)    (3.40)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.09)      (13.67)     (10.46)    (3.40)
                                         --------------------------------------------------------
Net asset value, end of year..........               $12.38      $16.10      $35.12     $48.65
                                         ========================================================
Total return..........................              (22.67)%    (19.29)%    (8.46)%.   37.98%..
                                         ========================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $1,170      $1,691      $2,599     $3,362
Ratio of expenses to average net assets
(excluding expense offset arrangements)               1.34%       1.15%       1.40%      1.49%
Ratio of expenses to average net                      1.15%       1.15%       1.37%      1.46%
assets................................
Ratio of expenses to average net
assets (excluding expense
reimbursements and expense offset                     1.35%       1.32%       1.40%      1.49%
arrangements).........................
Ratio of net investment income (loss)
to average                                            0.30%       0.48%      (0.10)%    (0.49)%
net assets............................
Portfolio turnover rate...............                 46%         54%         41%        31%

EQUITY INCOME PORTFOLIO I                                       CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.02       $5.69       $5.37      $5.09
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.07(C)     0.07(C)     0.08(C)    0.06(C)
Net realized and unrealized gain
(loss) on                                            (0.81)      (0.69)       0.26       0.23
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (0.74)      (0.62)       0.34       0.29
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.06)      (0.05)      (0.02)     (0.01)
Distributions from realized gains.....                 --          --          --         --
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.06)      (0.05)      (0.02)     (0.01)
                                         --------------------------------------------------------
Net asset value, end of year..........                $4.22       $5.02       $5.69      $5.37
                                         ========================================================
Total return..........................              (14.76)%    (10.75)%      6.45%      5.70%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $37,716     $40,506     $32,829    $27,997
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.90%       0.88%       0.88%      1.05%
Ratio of expenses to average net                      0.90%       0.88%       0.88%      1.20%
assets................................
Ratio of net investment income (loss)
to average                                            1.44%       1.43%       1.43%      1.21%
net assets............................
Portfolio turnover rate...............                 35%         36%         37%        18%

EQUITY INCOME PORTFOLIO II                                      CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $16.36      $20.78      $23.42     $25.95
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.23(C)     0.27(C)     0.32(C)    0.38(C)
Net realized and unrealized gain
(loss) on                                            (2.36)      (2.44)       0.68       1.90
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (2.13)      (2.17)       1.00       2.28
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.29)      (0.33)      (0.39)     (0.51)
Distributions from realized gains.....               (1.51)      (1.92)      (3.25)     (4.30)
                                         --------------------------------------------------------
Total dividends and distributions.....               (1.80)      (2.25)      (3.64)     (4.81)
                                         --------------------------------------------------------
Net asset value, end of year..........               $12.43      $16.36      $20.78     $23.42
                                         ========================================================
Total return..........................              (15.14)%    (10.97)%      6.07%      8.04%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $9,820      $12,971     $16,993    $18,460
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.73%       0.71%       0.73%      0.70%
Ratio of expenses to average net                      0.67%       0.71%       0.72%      0.70%
assets................................
Ratio of net investment income (loss)
to average                                            1.63%       1.56%       1.58%      1.57%
net assets............................
Portfolio turnover rate...............                 41%         36%         31%        27%

EQUITY PORTFOLIO                                                CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $17.34      $27.92      $38.62     $36.82
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........              (0.08)(C)   (0.14)(C)   (0.21)(C)   0.23(C)
Net realized and unrealized gain
(loss) on                                            (5.02)      (6.42)      0.27(E)     4.86
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (5.10)      (6.56)       0.06       5.09
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                 --          --        (0.29)     (0.52)
Distributions from realized gains.....                 --        (4.02)      (10.47)    (2.77)
                                         --------------------------------------------------------
Total dividends and distributions.....                 --        (4.02)      (10.76)    (3.29)
                                         --------------------------------------------------------
Net asset value, end of year..........               $12.24      $17.34      $27.92     $38.62
                                         ========================================================
Total return..........................              (29.41)%    (18.81)%     (5.18)%    15.61%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $199,587    $347,320    $487,915   $587,324
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.90%       0.88%       0.87%      0.82%
Ratio of expenses to average net                      0.89%       0.88%       0.87%      0.82%
assets................................
Ratio of net investment income (loss)
to average                                           (0.58)%     (0.65)%     (0.55)%     0.63%
net assets............................
Portfolio turnover rate...............                 15%         21%         44%       155%

GLOBAL SOCIALLY RESPONSIVE PORTFOLIO                            CLASS IB
                                         --------------------------------------------------------
                                                                          JANUARY 24, 2002*
                                                 YEAR ENDED                       TO
                                              DECEMBER 31,2003            DECEMBER 31, 2002
                                         --------------------------------------------------------
Net asset value, beginning of year....                                          $10.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........                                         0.04(C)
Net realized and unrealized gain
(loss) on                                                                       (1.44)
investments...........................
                                         --------------------------------------------------------
Total from investment operations......                                          (1.40)
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..                                          (0.03)
Distributions from realized gains.....                                            --
                                         --------------------------------------------------------
Total dividends and distributions.....                                          (0.03)
                                         --------------------------------------------------------
Net asset value, end of year..........                                          $8.57
                                         ========================================================
Total return..........................                                       (13.98)%(B)
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......                                          $1,223
Ratio of expenses to average net                                               1.30%(A)
assets................................
Ratio of expenses to average net
assets (excluding expense                                                      2.84%(A)
reimbursements).......................
Ratio of net investment income (loss)
to average                                                                     0.42%(A)
net assets............................
Portfolio turnover rate...............                                           46%

GOVERNMENT SECURITIES PORTFOLIO                                 CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $11.46      $11.29      $10.91     $11.17
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.38(C)     0.51(C)     0.58(C)    0.56(C)
Net realized and unrealized gain
(loss) on                                             0.35        0.21        0.42      (0.49)
investments...........................
                                         --------------------------------------------------------
Total from investment operations......                0.73        0.72        1.00       0.07
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..
                                                     (0.37)      (0.55)      (0.62)     (0.33)
Distributions from realized gains.....                 --          --       0.00 (D)    0.00(D)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.37)      (0.55)      (0.62)     (0.33)
                                         --------------------------------------------------------
Net asset value, end of year..........               $11.82      $11.46      $11.29     $10.91
                                         ========================================================
Total return..........................                6.57%       6.58%       9.70%      0.66%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $139,690     $86,351     $53,409    $57,337
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.65%       0.62%       0.61%      0.58%
Ratio of expenses to average net                      0.65%       0.62%       0.61%      0.57%
assets................................
Ratio of net investment income (loss)
to average                                            3.30%       4.48%       5.41%      5.09%
net assets............................
Portfolio turnover rate...............                 10%         20%         8%         8%

GROWTH AND INCOME PORTFOLIO                                     CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.41       $6.20       $6.16      $5.11
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.04(C)     0.05(C)     0.07(C)    0.07(C)
Net realized and unrealized gain
(loss) on                                            (1.45)      (0.79)      (0.01)      0.98
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (1.41)      (0.74)       0.06       1.05
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.05)      (0.05)      (0.02)       --
Distributions from realized gains.....                 --          --       (0.00)(D)  (0.00)(D)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.05)      (0.05)      (0.02)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $3.95       $5.41       $6.20      $6.16
                                         =======================================================
Total return..........................              (25.95)%    (11.87)%      0.91%     20.55%
                                         =======================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $111,429    $172,531    $171,353    $89,887
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.86%       0.85%       0.85%      0.94%
Ratio of expenses to average net                      0.86%       0.85%       0.85%      0.94%
assets................................
Ratio of net investment income (loss)
to average                                            0.81%       0.92%       1.09%      1.22%
net assets............................
Portfolio turnover rate...............                 19%         2%          6%         1%

GROWTH PORTFOLIO                                                CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.21       $5.99       $6.56      $5.27
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.02(C)     0.02(C)     0.03(C)    0.02(C)
Net realized and unrealized gain
(loss) on                                            (1.23)      (0.78)      (0.54)      1.27
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (1.21)      (0.76)      (0.51)      1.29
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.02)      (0.02)      (0.01)       --
Distributions from realized gains.....                 --          --        (0.05)       --
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.02)      (0.02)      (0.06)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $3.98       $5.21       $5.99      $6.56
                                         ========================================================
Total return..........................              (23.26)%    (12.56)%     (7.79)%    24.48%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $208,610    $280,279    $319,207   $230,720
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.86%       0.84%       0.83%      0.84%
Ratio of expenses to average net                      0.86%       0.84%       0.83%      0.84%
assets................................
Ratio of net investment income (loss)
to average                                            0.42%       0.34%       0.45%      0.29%
net assets............................
Portfolio turnover rate...............                 42%         52%         56%        30%

HIGH-YIELD BOND PORTFOLIO                                       CLASS IB

                                                         YEAR ENDED DECEMBER 31,

                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $4.34       $4.48       $5.06      $5.37
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.36(C)     0.40(C)     0.46(C)    0.46(C)
Net realized and unrealized gain
(loss) on                                            (0.30)      (0.14)      (0.58)     (0.26)
investments...........................
                                         --------------------------------------------------------
Total from investment operations......                0.06        0.26       (0.12)      0.20
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.36)      (0.40)      (0.46)     (0.46)
Distributions from realized gains.....                 --          --          --       (0.05)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.36)      (0.40)      (0.46)     (0.51)
                                         --------------------------------------------------------
Net asset value, end of year..........                $4.04       $4.34       $4.48      $5.06
                                         ========================================================
Total return..........................                1.51%       5.90%      (2.52)%     3.86%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $77,130    $107,686     $88,336   $109,816
Ratio of expenses to average net                      0.79%       0.77%       0.75%      0.69%
assets................................
Ratio of net investment income (loss)
to average                                            8.61%       8.92%       9.57%      8.76%
net assets............................
Portfolio turnover rate...............                 81%         73%         54%        97%

INTERMEDIATE TERM BOND PORTFOLIO                                CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $11.27      $10.97      $10.82     $11.33
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.52(C)     0.56(C)     0.62(C)    0.61(C)
Net realized and unrealized gain
(loss) on                                             0.49        0.34        0.19      (0.59)
investments...........................
                                         --------------------------------------------------------
Total from investment operations......                1.01        0.90        0.81       0.02
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.45)      (0.60)      (0.66)     (0.53)
Distributions from realized gains.....                 --          --          --         --
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.45)      (0.60)      (0.66)     (0.53)
                                         --------------------------------------------------------
Net asset value, end of year..........               $11.83      $11.27      $10.97     $10.82
                                         ========================================================
Total return..........................                9.34%       8.51%       7.94%      0.23%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $92,499     $73,368     $52,812    $55,595
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.65%       0.62%       0.61%      0.57%
Ratio of expenses to average net                      0.65%       0.62%       0.61%      0.57%
assets................................
Ratio of net investment income (loss)
to average                                            4.56%       5.09%       5.86%      5.50%
net assets............................
Portfolio turnover rate...............                 10%         19%         30%        40%

INTERNATIONAL GROWTH PORTFOLIO                                  CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $4.33       $6.94       $9.29      $6.74
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.05(C)     0.02(C)    (0.01)(C)   0.03(C)
Net realized and unrealized gain
(loss) on                                            (0.89)      (2.02)      (1.57)      2.74
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (0.84)      (2.00)      (1.58)      2.77
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.03)      (0.04)      (0.02)     (0.12)
Distributions from realized gains.....                 --        (0.57)      (0.75)     (0.10)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.03)      (0.61)      (0.77)     (0.22)
                                         --------------------------------------------------------
Net asset value, end of year..........                $3.46       $4.33       $6.94      $9.29
                                         ========================================================
Total return..........................              (19.46)%    (27.80)%    (17.21)%    42.12%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $44,152     $62,742    $100,550   $134,255
Ratio of expenses to average net                      1.06%       1.09%       1.04%      1.01%
assets................................
Ratio of net investment income (loss)
to average                                            1.22%       0.30%      (0.06)%     0.41%
net assets............................
Portfolio turnover rate...............                176%         95%         73%       129%

LONG TERM BOND PORTFOLIO                                        CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $13.38      $13.27      $12.32     $14.17
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.68(C)     0.70(C)     0.74(C)    0.74(C)
Net realized and unrealized gain
(loss) on                                             1.10        0.12        1.08      (1.80)
investments...........................
                                         --------------------------------------------------------
Total from investment operations......                1.78        0.82        1.82      (1.06)
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.63)      (0.71)      (0.87)     (0.53)
Distributions from realized gains.....                 --          --          --       (0.26)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.63)      (0.71)      (0.87)     (0.79)
                                         --------------------------------------------------------
Net asset value, end of year..........               $14.53      $13.38      $13.27     $12.32
                                         ========================================================
Total return..........................               14.06%       6.28%      15.61%     (7.60)%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $118,933    $131,717    $102,733   $105,317
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.64%       0.62%       0.60%      0.55%
Ratio of expenses to average net                      0.64%       0.62%       0.59%      0.55%
assets................................
Ratio of net investment income (loss)
to average                                            5.03%       5.25%       6.02%      5.68%
net assets............................
Portfolio turnover rate...............                 30%         39%         19%        43%

MANAGED PORTFOLIO                                               CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $19.60      $24.19      $36.30     $40.56
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.14(C)     0.13(C)     0.45(C)    0.50(C)
Net realized and unrealized gain
(loss) on                                            (4.30)      (3.10)      (0.23)      2.65
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (4.16)      (2.97)       0.22       3.15
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.16)      (0.48)      (0.75)     (0.79)
Distributions from realized gains.....                 --        (1.14)      (11.58)    (6.62)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.16)      (1.62)      (12.33)    (7.41)
                                         --------------------------------------------------------
Net asset value, end of year..........               $15.28      $19.60      $24.19     $36.30
                                         ========================================================
Total return..........................              (21.20)%    (11.15)%      1.46%      9.22%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $663,595   $1,074,983   $1,452,864 $2,292,467
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.88%       0.85%       0.82%      0.76%
Ratio of expenses to average net                      0.85%       0.84%       0.82%      0.76%
assets................................
Ratio of net investment income (loss)
to average                                            0.85%       0.60%       1.44%      1.23%
net assets............................
Portfolio turnover rate...............                109%        141%         19%        90%

MERGERS AND ACQUISITIONS PORTFOLIO                              CLASS IB
                                         --------------------------------------------------------
                                                             MAY 1, 2003* TO
                                                            DECEMBER 31, 2003
                                         --------------------------------------------------------
Net asset value, beginning of year....
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........
Net realized and unrealized gain
(loss) on
investments...........................
                                         --------------------------------------------------------
Total from investment operations......
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..
Distributions from realized gains.....
                                         --------------------------------------------------------
Total dividends and distributions.....
                                         --------------------------------------------------------
Net asset value, end of year..........
                                         ========================================================
Total return..........................
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......
Ratio of expenses to average net assets
(excluding expense offset arrangements)
Ratio of expenses to average net
assets................................
Ratio of net investment income (loss)
to average
net assets............................
Portfolio turnover rate...............

MONEY MARKET PORTFOLIO                                          CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $1.00       $1.00       $1.00      $1.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........                $0.01       $0.04       0.06       0.05
                                         --------------------------------------------------------
Total from investment operations......                0.01        0.04        0.06       0.05
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.01)      (0.04)      (0.06)     (0.05)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.01)      (0.04)      (0.06)     (0.05)
                                         --------------------------------------------------------
Net asset value, end of year..........                $1.00       $1.00       $1.00      $1.00
                                         ========================================================
Total return..........................                1.50%       3.80%       6.11%      4.98%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $316,778    $314,937    $268,299   $336,532
Ratio of expenses to average net assets               0.50%       0.50%       0.47%      0.44%
Ratio of expenses to average net
assets (excluding expense                             0.53%       0.51%       0.47%      0.44%
reimbursements).......................
Ratio of net investment income (loss)
to average                                            1.49%       3.65%       5.93%      4.84%
net assets............................

MULTI-CAP GROWTH PORTFOLIO                                      CLASS IB
                                         --------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                                                       JULY 15,
                                                                                       1999* TO
                                                                                       DECEMBER
                                           2003       2002        2001        2000     31, 1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $8.43      $10.15      $14.63      $5.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........              (0.05)(C)   (0.02)(C)   (0.02)(C)  (0.01)(C)
Net realized and unrealized gain
(loss) on                                            (2.87)      (1.70)      (4.45)      9.64
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (2.92)      (1.72)      (4.47)      9.63
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..                 --          --          --         --
Distributions from realized gains.....                 --          --        (0.01)       --
                                         --------------------------------------------------------
Total dividends and distributions.....                 --          --        (0.01)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $5.51       $8.43      $10.15     $14.63
                                         ========================================================
Total return..........................              (34.64)%    (16.95)%    (30.59)%   192.60%(B)
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $52,586     $99,957    $128,714    $47,960
Ratio of expenses to average net                      1.13%       1.10%       1.10%    1.40%(A)
assets................................
Ratio of expenses to average net
assets (excluding expense                             1.13%       1.10%       1.10%    1.52%(A)
reimbursements).......................
Ratio of net investment income (loss)
to average                                           (0.68)%     (0.23)%     (0.13)%   (0.21)%(A)
net assets............................
Portfolio turnover rate...............                192%        107%        128%        21%

SHORT DURATION BOND PORTFOLIO                                   CLASS IB
                                         --------------------------------------------------------
                                                             MAY 1, 2003* TO
                                                            DECEMBER 31, 2003
                                         --------------------------------------------------------
Net asset value, beginning of year....
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........
Net realized and unrealized gain
(loss) on
investments...........................
                                         --------------------------------------------------------
Total from investment operations......
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..
Distributions from realized gains.....
                                         --------------------------------------------------------
Total dividends and distributions.....
                                         --------------------------------------------------------
Net asset value, end of year..........
                                         ========================================================
Total return..........................
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......
Ratio of expenses to average net assets
(excluding expense offset arrangements)
Ratio of expenses to average net
assets................................
Ratio of net investment income (loss)
to average
net assets............................
Portfolio turnover rate...............

SMALL COMPANY GROWTH PORTFOLIO                                  CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $7.87       $8.60       $8.50      $5.46
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........              (0.05)(C)   (0.05)(C)   (0.03)(C)  (0.05)(C)
Net realized and unrealized gain
(loss) on                                            (1.84)      (0.38)      0.20(E)     3.09
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (1.89)      (0.43)       0.17       3.04
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..                 --          --          --         --
Distributions from realized gains.....                 --        (0.30)      (0.07)       --
                                         --------------------------------------------------------
Total dividends and distributions.....                 --        (0.30)      (0.07)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $5.98       $7.87       $8.60      $8.50
                                         ========================================================
Total return..........................              (24.02)%     (3.80)%      1.90%     55.68%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......               $66,203     $82,591     $82,061    $23,429
Ratio of expenses to average net assets
(excluding expense offset arrangements)               1.12%       1.10%       1.11%      1.40%
Ratio of expenses to average net                      1.12%       1.10%       1.11%      1.55%
assets................................
Ratio of net investment income (loss)
to average                                           (0.79)%     (0.62)%     (0.32)%    (0.81)%
net assets............................
Portfolio turnover rate...............                 37%         40%         47%        37%

SMALL COMPANY VALUE PORTFOLIO                                   CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $19.59      $26.19      $31.45     $27.36
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........               0.03(C)     0.08(C)     0.07(C)   |0.04(C)
Net realized and unrealized gain
(loss) on                                            (1.87)       0.21        0.71       6.27
investments...........................
                                         --------------------------------------------------------
Total from investment operations......               (1.84)       0.29        0.78       6.31
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..               (0.07)      (0.07)      (0.05)     (0.16)
Distributions from realized gains.....               (0.52)      (6.82)      (5.99)     (2.06)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.59)      (6.89)      (6.04)     (2.22)
                                         --------------------------------------------------------
Net asset value, end of year..........               $17.16      $19.59      $26.19     $31.45
                                         ========================================================
Total return..........................               (9.25)%      5.25%       2.52%     24.02%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......              $306,445    $359,481    $351,270   $455,563
Ratio of expenses to average net                      0.92%       0.90%       0.89%      0.84%
assets................................
Ratio of net investment income (loss)
to average                                            0.14%       0.35%       0.23%      0.12%
net assets............................
Portfolio turnover rate...............                 10%         29%         41%        23%

TOTAL RETURN PORTFOLIO                                          CLASS IB
                                         --------------------------------------------------------
                                                                          JANUARY 24, 2002*
                                                 YEAR ENDED                       TO
                                              DECEMBER 31,2003            DECEMBER 31, 2002
                                         --------------------------------------------------------
Net asset value, beginning of year....                                          $10.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........                                           0.34
Net realized and unrealized gain
(loss) on                                                                        0.35
investments...........................
                                         --------------------------------------------------------

Total from investment operations......                                           0.69
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income..                                          (0.34)
Distributions from realized gains.....                                          (0.16)
                                         --------------------------------------------------------
Total dividends and distributions.....                                          (0.50)
                                         --------------------------------------------------------
Net asset value, end of year..........                                          $10.19
                                         ========================================================
Total return..........................                                         7.09%(B)
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000's)......                                         $31,300
Ratio of expenses to average net                                               0.65%(A)
assets................................
Ratio of expenses to average net
assets (excluding expense                                                      0.96%(A)
reimbursements).......................
Ratio of net investment income (loss)
to average                                                                     3.46%(A)
net assets............................
Portfolio turnover rate...............                                           493%

* Commencement of Operations
(A) Annualized.
(B) Not annualized.
(C) Based on average shares outstanding.
(D) Less than $.01 per share.
(E) Per share income from investment operations may vary from anticipated results depending on the timing of capital share purchases and redemptions.

                                   APPENDIX A

                      SECURITIES IN WHICH THE MONEY MARKET
                         PORTFOLIO MAY CURRENTLY INVEST


The Money Market Portfolio, and the other Portfolios to the extent their investment policies so provide, may invest in the following short-term debt securities

1. U.S. GOVERNMENT DEBT SECURITIES. Debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. These include:

      o  U.S. Treasury Bills;

      o  Other obligations issued or guaranteed by the U.S. Government;

      o Obligations of U.S. agencies or instrumentalities which are backed by the U.S. Treasury; and

      o Obligations issued or guaranteed by U.S. agencies or instrumentalities and backed solely by the issuing agency or instrumentality. Such agencies or instrumentalities include, but are not limited to: (1) The Federal National Mortgage Association; (2) the Federal Farm Credit Bank; (3) the Federal Home Loan Bank; and (4) the Government National Mortgage Association.

Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Treasury. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

2. BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances and time deposits) of any bank which has, at the time of the Portfolio's investment, total investment assets of at least $1 billion or the equivalent. The bank may be organized under the laws of the United States or any state or foreign branches of such banks or foreign banks. The term "certificates of deposit" includes:

      o  Eurodollar   certificates   of   deposit,   which  are  traded  in  the
         over-the-counter market;

      o  Eurodollar  time  deposits,  for which there is generally not a market;
         and

      o  Yankee certificates of deposit.

"Eurodollars" are dollars deposited in banks outside the United States. Yankee certificates of deposit are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank, and are primarily traded in the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers. These risks include future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments. In addition, foreign branches of domestic banks and foreign banks may not be subject to the same accounting, auditing and financial standards and requirements as domestic banks. Finally, in the event of default, judgments against a foreign branch or foreign bank might be difficult to obtain or enforce. Yankee certificates have risks substantially similar to those of Eurodollar certificates.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. COMMERCIAL PAPER. Commercial paper issued by corporations which at the date of investment is rated (a) by any two SEC designated statistical rating organizations in one of the two highest rating categories for short-term debt obligations, or (b) if not rated, issued by domestic or foreign corporations which have an outstanding senior long-term debt issue rated by any two SEC designated statistical rating organizations in one of the two highest rating categories for short-term debt obligations. "Commercial paper" consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. If the commercial paper is issued by a foreign corporation, it must be U.S. dollar denominated.

4. OTHER CORPORATE OBLIGATIONS. Other corporate obligations issued by domestic or foreign corporations which at the date of investment are rated by any two SEC designated statistical rating organizations in one of the two highest rating categories for short-term debt obligations.

"Corporate obligations" are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs. If the obligation is issued by a foreign corporation, it must be U.S. dollar denominated.

5. REPURCHASE AGREEMENTS. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller. In a repurchase agreement, the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price. This resale price reflects an agreed-upon market rate of interest effective for the period of time the Portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Fund will not enter into repurchase agreements unless the agreement is "fully collateralized," i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan," including accrued interest. The Fund's custodian bank will take possession of the securities underlying the agreement, and the Fund will value them daily to assure that this condition is met. The Fund has adopted standards for the parties with whom it will enter into repurchase agreements. It believes these standards are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Fund may incur a loss in the market value of the collateral, as well as disposition costs. If a party with whom the Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral security of the repurchase agreement declines in value during the bankruptcy proceedings.

6. REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with banks. Reverse repurchase agreements have the characteristics of borrowing. They involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price and date. The price reflects a rate of interest paid for the use of funds for the period. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement. In many cases the Portfolio will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolio may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Portfolio intends only to use the reverse repurchase technique when it appears to be to its advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of the Portfolio's securities. The Fund's custodian bank will maintain in a separate account securities of the Portfolio that have a value equal to or greater than the Portfolio's commitments under reverse repurchase agreements.

7. ASSET-BACKED SECURITIES. Asset-backed securities are securities that have been structured to receive payment from an identified pool of assets. These pools are typically over-collateralized or they have some sort of financial guaranty such as a letter of credit or a third party guaranty to ensure full and timely repayment.

8. LIMITED LIQUIDITY SECURITIES/SECURITIES SOLD UNDER SEC RULE 144A. A substantial market of qualified institutional buyers may develop under Rule 144A under the Securities Act of 1933 for securities that are subject to legal or contractual restrictions on resale. If such a market develops, these securities may be treated as liquid securities. To the extent that for a period of time qualified institutional buyers cease purchasing such securities pursuant to Rule 144A, there may be an increase in the level of illiquidity in the portfolio during such period.

If you wish to know more, you will find additional information about the Trust and the Portfolios described in this Prospectus in the following documents, which are available, free of charge by calling our toll-free number at 1-800-528-0204:

ANNUAL AND SEMI-ANNUAL REPORTS

The Annual and Semi-Annual Reports include more information about the performance of the predecessor portfolios of the Portfolios represented in this Prospectus and are available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 1, 2003, in incorporated into this Prospectus by reference and is available upon request free of charge by calling out toll free number at 1-888-292-4492.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File Number:  811-07953

EQ ADVISORS TRUST


PROSPECTUS DATED __________, 2004

This Prospectus describes twenty-three (23) newly organized Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.



                               DOMESTIC PORTFOLIOS
                               -------------------

                         Capital Appreciation Portfolio
                              Deep Value Portfolio
                             Equity Growth Portfolio
                            Equity Income Portfolio I
                           Equity Income Portfolio II
                                Equity Portfolio
                      Global Socially Responsive Portfolio
                           Growth and Income Portfolio
                                Growth Portfolio
                       Mergers and Acquisitions Portfolio
                           Multi-Cap Growth Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio

                          INTERNATIONAL STOCK PORTFOLIO
                          -----------------------------

                         International Growth Portfolio

                             FIXED INCOME PORTFOLIOS
                             -----------------------

                         Government Securities Portfolio
                            High-Yield Bond Portfolio
                        Intermediate Term Bond Portfolio
                            Long Term Bond Portfolio
                             Money Market Portfolio
                          Short Duration Bond Portfolio
                             Total Return Portfolio

                           BALANCED/HYBRID PORTFOLIOS
                           --------------------------

                              Diversified Portfolio
                                Managed Portfolio




* Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

OVERVIEW

EQ ADVISERS TRUST

EQ Advisors Trust (the "Trust") is a family of fifty-three (53) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of twenty-three of the Trust's Portfolios. Each Portfolio is a diversified portfolio, except the Mergers and Acquisitions Portfolio, which is a non-diversified Portfolio. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"), MONY Life Insurance Company, MONY Life Insurance Company of America, other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

Equitable, through its AXA Funds Management Group unit (the "Manager"), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (the "Advisers"). Information regarding the Manager and the Advisers is included under "Management of the Trust" and "About the Investment Portfolios" in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the "Multi-Manager Order"). The Manager also may allocate a Portfolio's assets to additional Advisers subject to approval of the Trust's Board of Trustees. In such circumstances, shareholders would receive notice of such action.

The Portfolios are newly organized and have no operating history or performance information of their own prior to the date of this Prospectus. However, each Portfolio is a successor to a corresponding portfolio of the Enterprise Accumulation Trust or the MONY Series Fund, Inc. Performance of the Portfolios will vary over time.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

                                TABLE OF CONTENTS

1.  ABOUT THE INVESTMENT PORTFOLIOS............................................1

DOMESTIC PORTFOLIOS............................................................2

     Capital Appreciation Portfolio............................................2

     Deep Value Portfolio......................................................6

     Equity Growth Portfolio...................................................9

     Equity Income Portfolio I................................................12

     Equity Income Portfolio II...............................................15

     Equity Portfolio.........................................................18

     Global Socially Responsive Portfolio.....................................21

     Growth and Income Portfolio..............................................24

     Growth Portfolio.........................................................27

     Mergers and Acquisitions Portfolio.......................................30

     Multi-Cap Growth Portfolio...............................................33

     Small Company Growth Portfolio...........................................36

     Small Company Value Portfolio............................................39

INTERNATIONAL STOCK PORTFOLIO.................................................42

     International Growth Portfolio...........................................42

FIXED INCOME PORTFOLIOS.......................................................45

     Government Securities Portfolio..........................................45

     High-Yield Bond Portfolio................................................49

     Intermediate Term Bond Portfolio.........................................53

     Long Term Bond Portfolio.................................................56

     Money Market Portfolio...................................................60

     Short Duration Bond Portfolio............................................64

     Total Return Portfolio...................................................67

BALANCED/HYBRID PORTFOLIOS....................................................70

     Diversified Portfolio....................................................70

     Managed Portfolio........................................................73

2.  MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS........................77

     Principal Risks..........................................................77

     Benchmarks...............................................................81

3.  MANAGEMENT OF THE TRUST...................................................83

4.  FUND DISTRIBUTION ARRANGEMENTS............................................88

5.  BUYING AND SELLING SHARES.................................................89

6.  HOW PORTFOLIO SHARES ARE PRICED...........................................90

7.  DIVIDENDS AND OTHER DISTRIBUTIONS AND TAX CONSEQUENCES....................92

8.  FINANCIAL HIGHLIGHTS......................................................93

1.   ABOUT THE INVESTMENT PORTFOLIOS

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

Please note that:

     o A fuller description of each of the principal risks and of the benchmarks is included in the section "More Information on Principal Risks and Benchmarks," which follows the description of each Portfolio in this section of the Prospectus.

     o  Additional   information   concerning   each   Portfolio's   strategies,
        investments and risks can also be found in the Trust's Statement of Additional Information.

DOMESTIC PORTFOLIOS

CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Adviser's investment approach emphasizes large capitalization U.S. companies that, in the Adviser's opinion, have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, return on equity, return on assets), strong balance sheets, global distribution capabilities and management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, forced displacement (i.e., a better investment idea surfaces) or a permanent change in industry/company fundamentals that alters the original investment thesis. The Adviser expects a high portfolio turnover rate in excess of 100%. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity  Risk
     o  Portfolio Turnover Risk
     o  Securities Lending Risk
     o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Capital Appreciation Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Capital Appreciation Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            BAR CHART GRAPHIC OMITTED

                  1999      2000      2001      2002      2003
                 55.30%    -13.82%   -19.11%   -16.87%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*            Worst Quarter (% and time period)*
  [44.89% (1999 4th Quarter)]                  [(17.45)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 One Year      Five Years      Since Inception
--------------------------------------------------------------------------------
Capital Appreciation Portfolio
- Class IB Shares                 ____%           ____%             ____%
--------------------------------------------------------------------------------
S&P 500 Index**                   ____%           ____%             ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Capital Appreciation Portfolio                             Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                  0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                   0.25%
--------------------------------------------------------------------------------
Other Expenses                                                  0.24%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                       1.24%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

------------------------------
               Class IB Shares
------------------------------
1 Year              $126
------------------------------
3 Years             $393
------------------------------
5 Years             $681
------------------------------
10 Years          $1,500
------------------------------

WHO MANAGES THE PORTFOLIO

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202, is the Adviser to the Portfolio. Marsico has been providing investment counseling since 1997. As of December 31, 2003, total assets under management for all clients were approximately $__ billion.

An investment committee is responsible for the day-to-day management of the Portfolio.

DEEP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in large capitalization companies whose stocks the Adviser considers to be undervalued stocks. The Portfolio may also invest in companies with mid-sized or small market capitalizations. Undervalued or "deep value" stocks are generally those that are out of favor with investors and presently trading at prices that the Adviser feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price/earnings ratios based on projected normalized earnings. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and under-researched by institutions. Common characteristics of the stocks typically include a strong balance sheet, excess cash flow, hidden or undervalued assets, and strong potential for a dividend increase in the year ahead. The Adviser's bottom-up process includes ranking current holdings and purchase candidates on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return/appreciation potential. It is expected that the average price/earnings ratio of the Portfolio's stocks will be lower than the average of the Russell 1000 Value Index. Existing holdings are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return. The Portfolio may lend portfolio securities on short-term or long-term basis, up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Securities Lending Risk
     o  Small-Cap and Mid-Cap Company Risk
     o  Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Deep Value Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Deep Value Portfolio, whose inception date is May 1, 2003. Information about the Portfolio's performance is not provided because the Portfolio and its predecessor portfolio do not have returns for a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Deep Value Portfolio                                             Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         2.88%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              3.88%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (2.83)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
              CLASS IB SHARES
-----------------------------
1 Year              $107
-----------------------------
3 Years             $923
-----------------------------
5 Years            $1,757
-----------------------------
10 Years           $3,925
-----------------------------

WHO MANAGES THE PORTFOLIO

WELLINGTON MANAGEMENT COMPANY, LLP ("Wellington Management") 75 State Street, Boston, Massachusetts 02019, is the Adviser to the Portfolio. Wellington Management has provided investment counseling services since 1928, and as of December 31, 2003, had assets under management for all clients of over $__ billion.

Wellington Management uses a team of analysts that specialize in value investing led by JOHN R. RYAN, CFA, Senior Vice President and Managing Partner of Wellington Management. He is responsible for day-to-day management of the Portfolio. He has been a portfolio manager at Wellington Management since joining the firm in 1981.

EQUITY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

This is a stock Portfolio that invests in companies with above average earnings growth. The primary consideration in stock selection is the rate of earnings growth relative to the price. The Portfolio seeks companies that have a specific advantage (products, patents, sales force, management, etc.) which enables them to grow at a superior pace. They generally achieve their sales growth by selling more units, rather than depending on price increases alone. As many of the fastest growing companies currently are traded over-the-counter, this Portfolio will have correspondingly larger holdings of over-the-counter stocks. The Portfolio may take a temporary defensive position in attempting to respond to adverse market conditions by investing in short term instruments of the type invested in by the Money Market Portfolio. Only a small percentage of the Portfolio will be temporarily invested in such instruments and that alone is unlikely to impact the ability of the Portfolio to meet its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Small- and Mid-Cap Company Risk
     o  Growth Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with MONY Equity Growth Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Equity Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is March 4, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                            BAR CHART GRAPHIC OMITTED


1994    1995     1996    1997    1998     1999    2000     2001    2002    2003
2.15%  30.54%   20.95%  30.68%  25.46%   37.98%  -8.46%  -19.29%  -22.67%
--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [22.27% (1999 4th Quarter)]                  [(18.62)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                            ONE YEAR     FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Equity Growth Portfolio - Class IB Shares     ____%        ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                               ____%        ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Equity Growth Portfolio                                          Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         4.71%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              5.46%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (4.06)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.40%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-------------------------------------
                      Class IB Shares
-------------------------------------
1 Year                     $____
-------------------------------------
3 Years                    $____
-------------------------------------
5 Years                    $____
-------------------------------------
10 Years                   $____
-------------------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2003 were $__ billion.

The day-to-day management of this Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer of Boston Advisors. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.

EQUITY INCOME PORTFOLIO I

INVESTMENT OBJECTIVE: Seeks a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY:

The Portfolio normally invests at least 80% of its net assets in equity securities. The Portfolio generally invests in dividend paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P 500 average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Equity Income Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Equity Income Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            BAR CHART GRAPHIC OMITTED

                      1999      2000     2001      2002      2003
                      5.70%     6.45%   -10.75%  -14.76%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
    [9.49% (1999 2nd Quarter)]                  [(17.49)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                        ONE YEAR   FIVE YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Equity Income Portfolio I
- Class IB Shares                         ____%       ____%           ____%
--------------------------------------------------------------------------------
S&P 500/Barra Value Index**               ____%       ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Equity Income Portfolio I                                        Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.28%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.23)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-------------------------------
               Class IB Shares
-------------------------------
1 Year              $107
-------------------------------
3 Years             $383
-------------------------------
5 Years             $680
-------------------------------
10 Years           $1,525
-------------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2003 were $__ billion.

The day-to-day management of the Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer. Mr. Vogelzang has served in his present position since 1997 and has 19 years' experience in the investment industry.

EQUITY INCOME PORTFOLIO II

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and a high level of current income.

THE INVESTMENT STRATEGY

This is a stock Portfolio that invests in companies with above average dividend yields. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for purchase a stock's yield must be greater than the S&P 500 yield. The effect of this discipline is that a stock whose price rises faster than its dividend increases is sold. They will generally be listed on the New York Stock Exchange, although some may be traded over-the-counter. Primarily, the Portfolio will be invested in common stocks, but some convertible instruments and short-term obligations may be used.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the MONY Equity Income Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Equity Income Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is March 4, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            BAR CHART GRAPHIC OMITTED


  1994    1995    1996    1997    1998    1999    2000    2001      2002   2003
 0.78%   33.12%  19.76%  31.26%  12.63%   8.04%   6.07%  -10.97%  -15.14%
--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [16.14% (1997 2nd Quarter)]                   [(17.84)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                             ONE YEAR    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Equity Income Portfolio II
- Class IB Shares                              ____%        ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                                ____%        ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Equity Income Portfolio II                                       Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.69%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.44%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.14)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.30%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

--------------------------------
                 CLASS IB SHARES
--------------------------------
1 Year               $____
--------------------------------
3 Years              $____
--------------------------------
5 Years              $____
--------------------------------
10 Years             $____
--------------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2003 were $__ billion.

The day-to-day management of this Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer of Boston Advisors. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.

EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests normally at least 80% of its net assets in equity securities. The Portfolio invests in U.S. common stock of companies that meet the Adviser's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. To that end, the Adviser selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable customer or business franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Equity Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Equity Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is August 1, 1988. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be higher than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            BAR CHART GRAPHIC OMITTED

 1994    1995    1996     1997     1998    1999    2000    2001    2002    2003
3.87%   38.44%  25.22%   25.76%    9.90%  15.61%  -5.18%  -18.81% -29.41%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [26.57% (2001 4th Quarter)]                  [(26.32)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                            ONE YEAR     FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Equity Portfolio - Class IB Shares            ____%         ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                               ____%         ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Equity Portfolio                                                 Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.80%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.09%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.14%
--------------------------------- ----------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-------------------------------
               CLASS IB SHARES
-------------------------------
1 Year              $116
-------------------------------
3 Years             $362
-------------------------------
5 Years             $628
-------------------------------
10 Years           $1,386
-------------------------------

WHO MANAGES THE PORTFOLIO

TCW INVESTMENT MANAGEMENT COMPANY ("TCW"), 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is the Adviser to the Portfolio. TCW was founded in 1971 and as of December 31, 2003, TCW and its affiliated companies had approximately $__ billion under management.

GLEN E. BICKERSTAFF is responsible for the day-to-day management of the Portfolio and is Group Managing Director of TCW, which he joined in May of 1998. He has more than 20 years of investment industry experience, and he previously served as Senior Portfolio Manager and Vice President for Transamerica Investment Services immediately before joining TCW form 1987 to 1998.

GLOBAL SOCIALLY RESPONSIVE PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of companies that the Adviser believes are socially responsible and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The term "responsive" is used to distinguish between absolute and relative standards of corporate social responsibility. The Adviser believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the Adviser actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, governance, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsible investment vehicles, the Portfolio does not invest in industries such as tobacco and gambling, weapons or nuclear power, or invest in companies that are known to violate human rights. The Adviser believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the Portfolio seeks to invest in companies that the Adviser believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies. The Adviser seeks companies that combine these social criteria with an investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In selecting equity securities, the Adviser uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The Portfolio seeks to own growth and/or value stocks depending on their relative attractiveness. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Foreign Securities Risk
           Currency Risk
           Political/Economic Risk
           Regulatory Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Global Socially Responsive Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Global Socially Responsive Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is January 24, 2002. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------


                              ------------
                                  2003

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   _____% (2003 ___ Quarter)                      (____)% (2003 ___ Quarter)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                      ONE YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Global Socially Responsive Portfolio
- Class IB Shares                                       ____%         ____%
--------------------------------------------------------------------------------
MSCI World Index**                                      ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Global Socially Responsive Portfolio                             Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.90%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         3.12%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              4.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (2.97)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.30%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

--------------------------------
                 CLASS IB SHARES
--------------------------------
1 Year                $132
--------------------------------
3 Years              $1,024
--------------------------------
5 Years              $1,930
--------------------------------
10 Years             $4,251
--------------------------------

WHO MANAGES THE PORTFOLIO

ROCKEFELLER & CO., INC. ("Rockefeller"), 30 Rockefeller Plaza, 54th Floor, New York, New York 10112, is the Adviser to the Portfolio. Rockefeller was incorporated in 1979. As of December 31, 2003, Rockefeller had $__ billion under management.

FARHA-JOYCE HABOUCHA, Co-director of Socially Responsive Investments, is responsible for the day-to-day management of the Portfolio. Ms. Haboucha has been employed by Rockefeller since 1997 as a Senior Portfolio Manager. She previously served for 10 years as a Senior Portfolio Manger and Co-director of Socially Responsive Investment Services at Neuberger & Berman and has more than 19 years' experience in the investment industry.

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks of large capitalization stocks that offer the opportunity for capital appreciation, but also may hold small and intermediate capitalization stocks. The Portfolio may also invest in companies that have the potential to provide dividend income.

In selecting securities, the Adviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Adviser's assessment of what a security is worth. The Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price/value characteristics.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Derivatives Risk
     o  Equity Risk
     o  Growth Investing Risk
     o  Securities Lending Risk
     o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Growth and Income Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Growth and Income Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            BAR CHART GRAPHIC OMITTED


           1999       2000       2001       2002        2003
          20.55%     0.91%      -11.87%    -25.95%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
  [14.86% (1999 2nd Quarter)]                   [(18.59)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                         One Year   Five Years   Since Inception
--------------------------------------------------------------------------------
Growth and Income Portfolio
- Class IB Shares                          ____%       ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                            ____%       ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Growth and Income Portfolio                                      Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.23%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.18)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-------------------------------
                CLASS IB SHARES
-------------------------------
1 Year              $107
-------------------------------
3 Years             $373
-------------------------------
5 Years             $658
-------------------------------
10 Years           $1,473
-------------------------------

WHO MANAGES THE PORTFOLIO

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS Global AM"), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM was formerly known as Brinson Advisers, Inc., which has provided investment counseling for over 50 years. As of December 31, 2003, assets under management were $__ billion.

An investment management team is responsible for the day-to-day management of the Portfolio.

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Portfolio combines growth and value style investing. This means that the Portfolio invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long term value. The Portfolio's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Growth Investing Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Growth Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be higher than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                            BAR CHART GRAPHIC OMITTED


            1999         2000         2001          2002         2003
           24.48%      -7.79%       -12.56%        -23.26%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*            Worst Quarter (% and time period)*
  [17.77% (1999 4th Quarter)]                  [(15.53)% (2001 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                          ONE YEAR  FIVE YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Growth Portfolio - Class IB Shares          ____%     ____%          ____%
--------------------------------------------------------------------------------
S&P 500 Index**                             ____%     ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Growth Portfolio                                                Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.75%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.09%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.09%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
              CLASS IB SHARES
-----------------------------
1 Year            $111
-----------------------------
3 Years           $347
-----------------------------
5 Years           $601
-----------------------------
10 Years         $1,329
-----------------------------

WHO MANAGES THE PORTFOLIO

MONTAG & CALDWELL, INC. ("Montag & Caldwell"), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients were approximately $__ billion as of December 31, 2003.

RONALD E. CANAKARIS, President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 30 years' experience in the investment industry. He has been President of Montag & Caldwell for more than 17 years.

MERGERS AND ACQUISITIONS PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Adviser will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase the selling company's securities, offering the Portfolio the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Adviser may invest in small, mid and large capitalization stocks. The Adviser expects a high portfolio turnover rate of 150% or more. The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Derivatives Risk
     o  Equity Risk
     o  Non-Diversification Risk
     o  Portfolio Turnover Risk
     o  Securities Lending Risk
     o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Mergers and Acquisitions Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Mergers and Acquisitions Portfolio, whose inception date is May 1, 2003. Information about the Portfolio's performance is not provided because the Portfolio and its predecessor portfolio do not have returns for a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Mergers And Acquisitions Portfolio                               Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.90%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         3.43%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              4.58%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (3.13)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.45%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $148
-----------------------------
3 Years          $1,100
-----------------------------
5 Years          $2,061
-----------------------------
10 Years         $4,497
-----------------------------

WHO MANAGES THE PORTFOLIO

GAMCO, One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO's predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2003, total assets under management for all clients were $__ billion.

MARIO J. GABELLI has served as Chief Investment Officers of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Portfolio. He has more than 30 years' experience in the investment industry.

MULTI-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in growth stocks. The Adviser believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition. The Adviser expects a high portfolio turnover rate of 100% or more. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3 of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Growth Investing Risk
     o  Portfolio Turnover Risk
     o  Securities Lending Risk
     o  Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Multi-Cap Growth Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Multi-Cap Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is July 15, 1999. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


                 2000          2001            2002            2003
                -30.59%      -16.95%         -34.64%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
  [13.77% (2001 4th Quarter)]                   [(22.04)% (2000 4th Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 ONE YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Multi-Cap Growth Portfolio - Class IB Shares       ____%             ____%
--------------------------------------------------------------------------------
S&P 500 Index**                                    ____%             ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Multi-Cap Growth Portfolio                                       Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         1.00%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.21%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.46%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.06)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.40%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $143
-----------------------------
3 Years           $456
-----------------------------
5 Years           $792
-----------------------------
10 Years         $1,741
-----------------------------

WHO MANAGES THE PORTFOLIO

FRED ALGER MANAGEMENT, INC. ("Alger"), 111 Fifth Avenue, 2nd Floor, New York, New York 10003, is the Adviser to the Portfolio. Alger has been an investment adviser since 1964. As of December 31, 2003, total assets under management for all clients were approximately $___ billion.

DAVE HYUN is responsible for the day-to-day management of the Portfolio. Mr. Hyun has been employed by Alger since 2001 as Executive Vice President and Portfolio Manager. From 2000-2001, Mr. Hyun served as Portfolio Manager at Oppenheimer Funds. Mr. Hyun previously served at Alger from 1991-2000 as an analyst and as Senior Vice President and Portfolio Manager.

SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Small Company Growth Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Portfolio invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Portfolio Manager looks for sales growth in excess of 15% for three to five years and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Growth Investing Risk
     o  Securities Lending Risk
     o  Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Small Company Growth Portfolio, a series of the Enterprise
Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Small Company Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is December 1, 1998. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


                1999        2000        2001         2002         2003
               55.68%      1.90%       -3.80%      -24.02%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [33.23% (1999 4th Quarter)]                  [(23.21)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR    FIVE YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Small Company Growth Portfolio
- Class IB Shares                         ____%       ____%            ____%
--------------------------------------------------------------------------------
Russell 2000 Index***                     ____%       ____%             ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Small Company Growth Portfolio                                  Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         1.00%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.18%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.13)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.30%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
              CLASS IB SHARES
-----------------------------
1 Year            $132
-----------------------------
3 Years           $440
-----------------------------
5 Years           $769
-----------------------------
10 Years         $1,702
-----------------------------

WHO MANAGES THE PORTFOLIO

WILLIAM D. WITTER, INC. ("Witter"), One Citicorp Center, 153 East 53rd Street, New York, New York 10022, is the Adviser to the Portfolio. Witter has provided investment advisory services since 1977. As of December 31, 2003 total assets under management for all clients were $__ billion.

WALTER T. PRENDERGAST, Managing Director of Witter, is responsible for the day-to-day management of the Portfolio. Mr. Prendergast joined Witter in 2003 and was previously employed as Managing Director of Weiss, Peck and Greer Investments LLC since 1996.

SMALL COMPANY VALUE PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

The Small Company Value Portfolio normally invests at least 80% of its net assets in small capitalization stocks. The Portfolio invests in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Securities Lending Risk
     o  Small-Cap Company Risk
     o  Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Small Company Value Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Small Company Value Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is August 1, 1988. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be higher than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


   1994   1995   1996   1997   1998    1999   2000   2001    2002   2003
  0.02%  12.28% 11.21% 44.32%  9.61%  24.02%  2.52%  5.25%  -9.25%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*            Worst Quarter (% and time period)*
   [18.58% (1997 2nd Quarter)]                  [(17.80)% (1998 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                            ONE YEAR     FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Small Company Value Portfolio
- Class IB Shares                             ____%         ____%         ____%
--------------------------------------------------------------------------------
Russell 2000 Index**                          ____%         ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Small Company Value Portfolio                                    Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.80%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.08%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.13%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $115
-----------------------------
3 Years           $359
-----------------------------
5 Years           $622
-----------------------------
10 Years         $1,375
-----------------------------

WHO MANAGES THE PORTFOLIO

GABELLI ASSET MANAGEMENT COMPANY ("GAMCO"), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. Gabelli's predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2003 total assets under management for all clients were $__ billion.

MARIO J. GABELLI has served as Chief Investment Officer of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Portfolio. He has more than 30 years' experience in the investment industry.

INTERNATIONAL STOCK PORTFOLIO

INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets in non-U.S. equity securities that the Adviser believes are undervalued. The Adviser uses an approach that involves top-down country allocation combined with bottom-up stock selection. The Adviser looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Adviser diversifies investments among European, Australian and Far East ("EAFE") markets. The Adviser expects a high portfolio turnover rate in excess of 100%. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Equity Risk
     o  Foreign Securities Risk
           Currency Risk
           Emerging Market Risk
           Political/Economic Risk
           Regulatory Risk
     o  Securities Lending Risk
     o  Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise International Growth Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise International Growth Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is November 18, 1994. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


  1995     1996     1997     1998     1999     2000    2001      2002     2003
 14.64%   12.65%    5.26%   14.83%    42.12%  -17.21%  -27.80%  -19.46%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [32.15% (1999 4th Quarter)]                  [(27.47)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                       ONE YEAR    FIVE YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
International Growth Portfolio
- Class IB Shares                       ____%         ____%           ____%
--------------------------------------------------------------------------------
MSCI EAFE Index**                       ____%         ____%           ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
International Growth Portfolio                                   Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.85%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.27%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.37%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $139
-----------------------------
3 Years           $434
-----------------------------
5 Years           $750
-----------------------------
10 Years         $1,646
-----------------------------

WHO MANAGES THE PORTFOLIO

SSGA FUNDS MANAGEMENT, INC. ("SSgA"), Two International Place, Boston, Massachusetts 02110, is the Adviser to the Portfolio. SSgA is affiliated with State Street Global Advisers, which was established in 1978. As of December 31, 2003, SSgA had $__ billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio.

FIXED INCOME PORTFOLIOS

GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

THE INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees. Specific securities in the portfolio can have expected maturities as short as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of four to eight years. In addition, the Portfolio is expected to have an effective duration between 2 and 4 years. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in such securities. The Portfolio's benchmark objectives are to outperform the Lehman Brothers Intermediate U.S. Government Index and other competing funds. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Fixed Income Risk
           Interest Rate Risk
           Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Government Securities Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Government Securities Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is May 1, 1991. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


1994     1995    1996     1997    1998    1999     2000   2001    2002    2003
-1.61%  10.89%   3.62%    7.18%   6.85%   0.66%    9.71%  6.58%   6.57%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
    [4.11% (1995 2nd Quarter)]                   [(1.85)% (1994 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                             ONE YEAR    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Government Securities Portfolio
- Class IB Shares                              ____%         ____%         ____%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government Index**                             ____%         ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio
assets)
--------------------------------------------------------------------------------
Government Securities Portfolio                                  Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.15%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              0.90%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $____
-----------------------------
3 Years           $____
-----------------------------
5 Years           $____
-----------------------------
10 Years          $____
-----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

GREGORY M. STAPLES is primarily responsible for the day-to-day management of the Portfolio and managed its predecessor since 1993. Mr. Staples is a Managing Director and head of the public bond group at MONY and has 21 years' experience in the investment industry.

HIGH-YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize current income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets in bonds that are below investment grade. The Portfolio generally invests in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Portfolio's investments are selected by the Adviser after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the portfolio manager have characteristics of such lower-grade bonds). Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Adviser has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the portfolio manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents. The Adviser expects a high portfolio turnover rate in excess of 100%. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Fixed Income Risk
           Credit Risk
           Interest Rate Risk
           Junk Bonds or Lower Rated Securities Risk
     o  Foreign Securities Risk
     o  Portfolio Turnover Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise High-Yield Bond Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record.
The Portfolio is considered the successor to the Enterprise High-Yield Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is November 18, 1994. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one and five years and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


1995     1996     1997     1998     1999     2000    2001     2002     2003
16.59%  12.95%   13.38%    3.60%   3.86%    -2.52%   5.90%   1.51%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*            Worst Quarter (% and time period)*
   [6.72% (2002 4th Quarter)]                  [(5.15)% (1998 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                        ONE YEAR   FIVE YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
High-Yield Bond Portfolio
- Class IB Shares                         ____%       ____%          ____%
--------------------------------------------------------------------------------
Lehman Brothers High Yield BB Index***    ____%       ____%          ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
High-Yield Bond Portfolio                                        Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.60%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.16%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.01%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.16%)
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          0.85%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after April 30, 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             Class IB Shares
-----------------------------
1 Year             $87
-----------------------------
3 Years           $306
-----------------------------
5 Years           $542
-----------------------------
10 Years         $1,222
-----------------------------

WHO MANAGES THE PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT ("Caywood-Scholl") 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2003, assets under management for all clients approximated $__ billion.

JAMES CAYWOOD, Managing Director and Chief Investment Officer, and TOM SAAKE, Portfolio Manager, are responsible for the day-to-day management of the Portfolio. Mr. Caywood has more than 30 years' investment industry experience. He joined Caywood-Scholl in 1986 as Managing Director and Chief Investment Officer and has held those positions since 1986. Tom Saake has served as a Portfolio Manager with Caywood-Scholl since 1990. He has over 13 years' experience.

INTERMEDIATE TERM BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

THE INVESTMENT STRATEGY

The  Portfolio  seeks to  achieve  its  investment  objective  by  investing  in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in such securities. The Portfolio is expected to have a dollar weighted average maturity between four and eight years under most circumstances. The Portfolio's benchmark objectives are to outperform the Lehman Brothers Intermediate Government/Credit Index and competing funds. All securities in the Portfolio will be investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of four to eight years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Fixed Income Risk
           Asset-Backed Securities Risk
           Interest Rate Risk
           Investment Grade Securities Risk
           Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with MONY Intermediate Term Bond Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Intermediate Term Bond Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is March 1, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


 1994     1995    1996     1997    1998    1999    2000    2001    2002   2003
-1.52%   14.82%   3.69%    7.70%   7.44%   0.23%  7.94%    8.51%   9.34%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*            Worst Quarter (% and time period)*
    [5.02% (1995 2nd Quarter)]                   [(1.90)% (1994 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               ONE YEAR    FIVE YEARS  TEN YEARS
--------------------------------------------------------------------------------
Intermediate Term Bond Portfolio
- Class IB Shares                                ____%        ____%       ____%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Index**                        ____%         ____%      ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Intermediate Term Bond Portfolio                                 Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.16%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              0.91%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $____
-----------------------------
3 Years           $____
-----------------------------
5 Years           $____
-----------------------------
10 Years          $____
-----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

GISELLA BELLO is primarily responsible for the day-to-day management of the Portfolio and managed the Portfolio's predecessor since 1996. Ms. Bello also manages and trades the short to intermediate portion of MONY's public bond portfolio. Ms. Bello is an Assistant Vice President and has 15 years' experience in the investment industry.

LONG TERM BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The  Portfolio  seeks to  achieve  its  investment  objective  by  investing  in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in such securities. The Portfolio is expected to have a dollar weighted average maturity of more than eight years under most circumstances. The Portfolio's benchmark goals are to outperform the Lehman Brothers Long Government/Credit Index and other competing funds. All securities in the Portfolio will be investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategy.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Fixed Income Risk
           Asset-Backed Securities Risk
           Interest Rate Risk
           Investment Grade Securities Risk
           Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Long Term Bond Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Long Term Bond Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is March 20, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


 1994    1995    1996    1997    1998    1999    2000   2001    2002   2003
-6.14%  30.04%  -0.31%  13.44%  10.08%  -7.60%  15.61%  6.28%  14.06%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [10.85% (1995 2nd Quarter)]                   [(6.29)% (1996 1st Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               ONE YEAR   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
Long Term Bond Portfolio - Class IB Shares       ____%       ____%        ____%
--------------------------------------------------------------------------------
Lehman Brothers Long Government/Credit Index**   ____%       ____%        ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Long Term Bond Portfolio                                         Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.16%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              0.91%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $____
-----------------------------
3 Years           $____
-----------------------------
5 Years           $____
-----------------------------
10 Years          $____
-----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

MICHAEL DINEEN, CFA, is primarily responsible for the day-to-day management of the Portfolio and managed its predecessor since 1993. Mr. Dineen is an Assistant Vice President and has 14 years' experience in the investment industry.

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to maximize current income while preserving capital and maintaining liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in high quality short-term money market instruments. The Portfolio invests primarily in U.S. dollar-denominated issues of corporations, U.S. Government and agency obligations, and asset-backed securities with remaining maturities of 397 days or less. The dollar-weighted average life to maturity of the securities held in the Portfolio will be 90 days or less. These securities include commercial paper, bankers' acceptances, certificates of deposit, time deposits, and other debt obligations. The Portfolio holds fixed and floating interest rate instruments. The Portfolio generally does not hold more than 5% of its assets in any one issuer. Please see Appendix A to this Prospectus for a more detailed discussion of the securities in which the Portfolio may invest.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Fixed Income Risk
           Asset-Backed Securities Risk
           Credit Risk
           Interest Rate Risk
           Mortgage-Backed Securities Risk
     o  Money Market Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Money Market Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Money Market Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is July 29, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


   1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
  3.89%    5.64%   5.12%  5.27%   5.25%    4.98%   6.11%   3.80%   1.50%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [1.58% (2000 3rd Quarter)]                   [(0.35)% (2002 4th Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              ONE YEAR   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
Money Market Portfolio - Class IB Shares        ____%        ____%        ____%
--------------------------------------------------------------------------------
Prime Commercial Rate Paper 30-Day Index**      ____%        ____%        ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

For the seven-day period ended December 31, 2003, the Money Market Portfolio's yield was ____% and the effective yield was ____%.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Money Market Portfolio                                          Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.40%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Expenses                                                         0.09%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              0.74%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year and (3) the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $____
-----------------------------
3 Years           $____
-----------------------------
5 Years           $____
-----------------------------
10 Years          $____
-----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

DAVID E. WHEELER, CFA, is primarily responsible for the day-to-day management of the Portfolio and managed its predecessor since 1996. Mr. Wheeler shares credit research responsibilities for MONY's long-term public bond portfolio. He is a Managing Director and has 17 years' experience in the investment industry.

SHORT DURATION BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks current income with reduced volatility of principal.

THE INVESTMENT STRATGEY

The Portfolio normally invests at least 80% of its net assets in bonds and other debt securities. To help maintain a high level of share price stability, the Portfolio seeks to keep the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio exposure to investment risks. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers. The Portfolio will not invest in securities rated below "BBB." The Portfolio will maintain a minimum average credit quality rating of "A" in its portfolio. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Derivatives Risk
     o  Fixed Income Risk
          Credit Risk
          Interest Rate Risk
          Investment Grade Securities Risk
     o  Foreign Securities Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Short Duration Bond Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Short Duration Bond Portfolio, whose inception date is May 1, 2003. Information about the Portfolio's performance is not provided because the Portfolio and its predecessor portfolio do not have returns for a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Short Duration Bond Portfolio                                    Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.45%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.91%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.61%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.96)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          0.65%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year             $66
-----------------------------
3 Years           $414
-----------------------------
5 Years           $785
-----------------------------
10 Years         $1,830
-----------------------------

WHO MANAGES THE PORTFOLIO

MONY CAPITAL MANAGEMENT, INC. ("MONY Capital"), 1740 Broadway, New York, New York 10019, is the Adviser to the Portfolio. MONY Capital manages the investment assets held in the general account of MONY Life Insurance Company of America and its affiliates ("MONY"), various separate accounts established by MONY, and the assets of MONY's employee thrift plan trust. These assets included common stocks, long and medium term publicly traded fixed income securities, and short-term debt obligations. As of December 31, 2003, total assets under management in the accounts managed by MONY Capital and its affiliates were about $____ billion.

GREGORY M. STAPLES is responsible for the day-to-day management of the Portfolio. He joined MONY Life Insurance Company in 1982 as a corporate credit analyst and since 1994 has served as a Senior Managing Director and as head of the public bond group. He has 20 years' investment experience.

TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of fixed income instruments of varying maturities. These instruments will be primarily investment grade debt securities, but may include high yield securities, known as "junk bonds," rated CCC to BB by S&P, Caa to Ba by Moody's, or, if unrated, determined by the Adviser to be of comparable quality. Junk bonds may comprise no more than 20% of the Portfolio's total assets. In selecting fixed income securities, the Adviser will use various techniques, including economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting and other securities selection techniques. The Portfolio's performance will be measured against the Lehman Brothers U.S. Universal Index. This Index is designed to capture a broad range of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, as well as junk bonds, Eurobonds, illiquid securities and emerging market debt. The Portfolio may invest in any of the components of the index. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamental for a particular sector or security. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies and without limit in U.S. dollar denominated securities of foreign issuers. For risk management purposes or as part of its investment strategy, the Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Adviser expects a high portfolio turnover rate of 100% or more. The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Asset Allocation Risk
     o  Derivatives Risk
     o  Fixed Income Risk
          Credit Risk
          Interest Rate Risk
          Investment Grade Securities Risk
          Junk Bonds or Lower Rated Securities Risk
     o  Foreign Securities Risk
     o  Liquidity Risk
     o  Portfolio Turnover Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the Enterprise Total Return Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record.
The  Portfolio  is  considered  the  successor  to the  Enterprise  Total Return

Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is January 24, 2002. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one year and since inception through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------


                                 --------------
                                      2003

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
     _____% (2003 ___ Quarter)                    (_____)% (2003 ___ Quarter)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 ONE YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
Total Return Portfolio - Class IB Shares           ____%              ____%
--------------------------------------------------------------------------------
Lehman Brothers Universal Index**                  ____%              ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Total Return Portfolio                                           Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.55%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Expenses                                                         0.23%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.03%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.38)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          0.65%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year             $66
-----------------------------
3 Years           $290
-----------------------------
5 Years           $532
-----------------------------
10 Years         $1,225
-----------------------------

WHO MANAGES THE PORTFOLIO

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2003, assets under management were $__ billion.

WILLIAM H. GROSS leads a team that manages the Portfolio. He is a Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has been with PIMCO since 1971 and has 34 years' investment experience.

BALANCED/HYBRID PORTFOLIOS

DIVERSIFIED PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to maximize income and capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests in a diversified mix of common stocks of U.S. and foreign companies, investment-grade corporate and government bonds, and money-market instruments. The mix of securities in the Portfolio will reflect the relative attractiveness of stocks, bonds, or money-market instruments as determined by the Adviser. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in a combination of equity and fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Asset Allocation Risk
     o  Equity Risk
     o  Fixed Income Risk
          Credit Risk
          Interest Rate Risk
          Investment Grade Securities Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On __________, 2004, the Portfolio merged with the MONY Diversified Portfolio, a series of the MONY Series Fund, Inc., and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the MONY Diversified Portfolio. The performance included in the bar chart and table below for the periods commencing on or before __________, 2004 is that of the Portfolio's predecessor, whose inception date is April 3, 1985. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were lower than the anticipated net operating expenses of the Portfolio. If the performance information reflected the fees and expenses of the Portfolio, the returns would be lower than those shown.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


   1994   1995    1996   1997    1998    1999     2000    2001      2002   2003
  1.03%  26.31%  14.44%  24.97%  23.69%  30.53%  -6.55%  -15.40%  -16.37%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
  [17.47% (1999 4th Quarter)]                    [(14.98)% (2002 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                            ONE YEAR    FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
Diversified Portfolio - Class IB Shares       ____%        ____%         ____%
--------------------------------------------------------------------------------
S&P 500 Index**                               ____%        ____%         ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Diversified Portfolio                                           Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.50%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         4.14%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              4.89%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (3.49)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.40%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $____
-----------------------------
3 Years           $____
-----------------------------
5 Years           $____
-----------------------------
10 Years          $____
-----------------------------

WHO MANAGES THE PORTFOLIO

BOSTON ADVISORS, INC. ("Boston Advisors"), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2003, total assets under management in the accounts managed by Boston Advisors were approximately $____ billion.

The day-to-day management of this Portfolio is performed by an investment management team chaired by MICHAEL J. VOGELZANG, President and Chief Investment Officer of Boston Advisors. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.

MANAGED PORTFOLIO

INVESTMENT OBJECTIVE:  Seeks to achieve growth of capital over time.

THE INVESTMENT STRATEGY

The Portfolio invests in a diversified portfolio of common stocks, bonds and cash equivalents. Normally, 65% of portfolio assets will be invested in equity securities, 30% of portfolio assets will be invested in fixed income securities and 5% of fund assets will be invested in cash and cash equivalents. The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Adviser's evaluations of economic and market trends and its perceptions of the relative values available from such types of securities at any given time. The Adviser has the discretion to increase or decrease the weighting in equity securities or fixed income securities by 15% and cash and cash equivalents by 5%, such that equities could range from 50% to 80%, fixed income securities could range from 15% to 45% and cash and cash equivalents could range from 0% to 10% of portfolio assets.

The Portfolio's equity investments will be primarily large cap companies, however the Portfolio may invest in companies of any size. The strategy for the equity portion of the Portfolio is to identify through fundamental analysis market-leading companies in industry sectors with favorable growth prospects. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. The key characteristics of high quality companies favored by the Portfolio include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

While the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. The bonds in which the Portfolio may invest will be primarily government and government agency securities, investment grade corporate debt securities, asset-backed securities and mortgage backed securities. The Portfolio may invest up to 20% of its assets in foreign equity and debt securities. The Adviser expects a high portfolio turnover rate of 100% or more. The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Asset Allocation Risk
     o  Equity Risk
     o  Fixed Income Risk
          Credit Risk
          Interest Rate Risk
          Investment Grade Securities Risk
     o  Portfolio Turnover Risk
     o  Securities Lending Risk

PORTFOLIO PERFORMANCE

The Portfolio is newly organized and has had no investment operations of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company. On ____________, 2004, the Portfolio merged with the

Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust, and assumed that portfolio's operating history and performance record. The Portfolio is considered the successor to the Enterprise Managed Portfolio. The performance included in the bar chart and table below for the periods commencing on or before _________, 2004 is that of the Portfolio's predecessor, whose inception date is August 1, 1988. The performance information shown reflects the fees and expenses of the Portfolio's predecessor, which, for the last fiscal year, were comparable to the anticipated net operating expenses of the Portfolio.

The bar chart below gives some indication of the risks of an investment in the Portfolio by showing changes in the performance of the Portfolio's predecessor from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the Portfolio's predecessor for the past one, five and ten years through December 31, 2003 and compares that performance to the returns of a broad-based index.

Past performance is not an indication of future results.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                           BAR CHART GRAPHIC OMITTED


  1994    1995    1996    1997    1998    1999    2000    2001     2002    2003
 2.56%   46.89%  23.47%  24.50%   7.95%   9.22%   1.46%  -11.15%  -21.20%

--------------------------------------------------------------------------------
Best Quarter (% and time period)*             Worst Quarter (% and time period)*
   [14.64% (1995 2nd Quarter)]                  [(16.42)% (2001 3rd Quarter)]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               ONE YEAR   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
Managed Portfolio - Class IB Shares              ____%        ____%       ____%
--------------------------------------------------------------------------------
S&P 500 Index**                                  ____%        ____%       ____%
--------------------------------------------------------------------------------

* Best and worst quarter information is only applicable to periods covered by the bar chart.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES*
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
Managed Portfolio                                                Class IB Shares
--------------------------------------------------------------------------------
Management Fee                                                         0.79%
--------------------------------------------------------------------------------
Distribution and/or Service Fees (12b-1 fees)                          0.25%
--------------------------------------------------------------------------------
Other Expenses                                                         0.06%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.10%
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement**                               (0.05)%
--------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses                          1.05%
--------------------------------------------------------------------------------

* Expenses of the Portfolio are based on the expenses of the Portfolio's predecessor for the last fiscal year restated to reflect current fees.

** Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2005
     ("Expense  Limitation  Agreement")  so  that  the  Total  Annual  Portfolio
     Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that (1) you invest $10,000 in the Portfolio for the time periods indicated, (2) your investment has a 5% return each year, (3) the Portfolio's operating expenses remain the same and (4) the expense limitation currently in place is not renewed after 2005. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

-----------------------------
             CLASS IB SHARES
-----------------------------
1 Year            $107
-----------------------------
3 Years           $345
-----------------------------
5 Years           $601
-----------------------------
10 Years         $1,336
-----------------------------

WHO MANAGES THE PORTFOLIO

WELLINGTON MANAGEMENT COMPANY LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts 02109, is the Adviser to the Portfolio. Wellington Management has provided investment counseling services since 1928. As of December 31, 2003, Wellington Management had assets under management for all clients of over $__ billion.

An investment management team is responsible for the day-to-day management of the Portfolio.

2.   MORE INFORMATION ON PRINCIPAL RISKS AND BENCHMARKS

PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

     ASSET CLASS RISK: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

     MARKET RISK: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company's financial condition as well as overall market and economic conditions.

     SECURITY SELECTION RISK: The Adviser for each Portfolio selects particular securities in seeking to achieve the Portfolio's objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FUTURES AND OPTIONS RISK: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

     ASSET-BACKED SECURITIES RISK: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio's yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

     CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

     Credit risk is particularly significant for certain Portfolios, such as the High Yield Bond and Total Return Portfolios, that may invest a material portion of their assets in "junk bonds" or lower-rated securities.

     INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

     INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade securities, but securities BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

     JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody's) are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value. A Portfolio investing in "junk bonds" may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

     MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

     CURRENCY RISK: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     GEOGRAPHIC RISK: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

     POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

     REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

     TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

NON-DIVERSIFICATION RISK: The Mergers & Acquisitions Portfolio is classified as a "non-diversified" investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SMALL-CAP AND/OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the preceding pages compares each Portfolio's performance to that of a broad-base securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolio's annualized rate of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to Contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

THE LEHMAN BROTHERS HIGH YIELD BB INDEX is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available.

THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT INDEX represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

THE LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

THE LEHMAN BROTHERS UNIVERSAL INDEX is an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Index.

PRIME COMMERCIAL RATE PAPER - 30-DAY INDEX [insert index description].

THE MSCI EAFE(R) INDEX (Europe, Australasia, Far East) ("MSCI EAFE") contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International ("MSCI") to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded as float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

THE MSCI WORLD INDEX is an unmanaged index comprised of 1,456 of the largest publicly traded companies around the world based on market capitalization.

THE RUSSELL 1000 VALUE INDEX ("Russell 1000 Value") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted earnings.

THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor's to be representatives of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

THE S&P 500/BARRA VALUE INDEX is an unmanaged capitalization weighted index comprised of stocks of the S&P 500 with low price-to-book ratios relative to the S&P 500 as a whole.

3.   MANAGEMENT OF THE TRUST

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About the Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust's Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-three (53) Portfolios, each of which has authorized Class IB and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the portfolio's investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser's overall business. The Manager monitors continuity in the Adviser's operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews of each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.


The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. The Manager recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Boston Advisors or MONY Capital, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.

MANAGEMENT FEES


Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that each Portfolio pays the Manager.

                              MANAGEMENT FEES PAID BY THE PORTFOLIOS

------------------------------------------------------------------------------------------------
PORTFOLIO                                                          ANNUAL RATE
                                                             (% OF DAILY NET ASSETS)
------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                        0.75%
------------------------------------------------------------------------------------------------
Deep Value Portfolio                                                  0.75%
------------------------------------------------------------------------------------------------
Diversified Portfolio                                    0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                  0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Equity Income Portfolio I                                             0.75%
------------------------------------------------------------------------------------------------
Equity Income Portfolio II                               0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Equity Portfolio                                         0.80% of the first $400 million
                                                         0.75% of the next $400 million
                                                   0.70% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Global Socially Responsive Portfolio                                  0.90%
------------------------------------------------------------------------------------------------
Government Securities Portfolio                          0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                           0.75%
------------------------------------------------------------------------------------------------
Growth Portfolio                                                      0.75%
------------------------------------------------------------------------------------------------
High-Yield Bond Portfolio                                             0.60%
------------------------------------------------------------------------------------------------
Intermediate Term Bond Portfolio                         0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
International Growth Portfolio                                        0.85%
------------------------------------------------------------------------------------------------
Long Term Bond Portfolio                                 0.50% of the first $400 million
                                                         0.35% of the next $400 million
                                                   0.30% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Managed Portfolio                                        0.80% of the first $400 million
                                                         0.75% of the next $400 million
                                                   0.70% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Mergers and Acquisitions Portfolio                                    0.90%
------------------------------------------------------------------------------------------------

                                               80


------------------------------------------------------------------------------------------------
Money Market Portfolio                                   0.40% of the first $400 million
                                                         0.35% of the next $400 million
                                                    0.30% of assets in excess of $800 million
------------------------------------------------------------------------------------------------
Multi-Cap Growth Portfolio                                            1.00%
------------------------------------------------------------------------------------------------
Short Duration Bond Portfolio                                         0.45%
------------------------------------------------------------------------------------------------
Small Company Growth Portfolio                                        1.00%
------------------------------------------------------------------------------------------------
Small Company Value Portfolio                            0.80% of the first $400 million
                                                         0.75% of the next $400 million
                                                   0.70% for assets in excess of $800 million
------------------------------------------------------------------------------------------------
Total Return Portfolio                                                0.55%
------------------------------------------------------------------------------------------------

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval. For certain administrative services, in addition to the management fee, each Portfolio pays the Manager a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio.


EXPENSE LIMITATION AGREEMENT


In the interest of limiting until April 30, 2005 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to the following respective expense ratios:

                         EXPENSE LIMITATION PROVISIONS

-------------------------------------------------------------------
PORTFOLIO                                   EXPENSES LIMITED TO
                                          (% OF DAILY NET ASSETS)
-------------------------------------------------------------------
Capital Appreciation Portfolio                   1.05%
-------------------------------------------------------------------
Deep Value Portfolio                             0.80%
-------------------------------------------------------------------
Diversified Portfolio                            1.15%
-------------------------------------------------------------------
Equity Growth Portfolio                          1.15%
-------------------------------------------------------------------
Equity Income Portfolio I                        0.80%
-------------------------------------------------------------------
Equity Income Portfolio II                       1.05%
-------------------------------------------------------------------
Equity Portfolio                                 0.90%
-------------------------------------------------------------------
Global Socially Responsive Portfolio             1.05%
-------------------------------------------------------------------
Government Securities Portfolio                  0.75%
-------------------------------------------------------------------
Growth and Income Portfolio                      0.80%
-------------------------------------------------------------------
Growth Portfolio                                 0.90%
-------------------------------------------------------------------
High-Yield Bond Portfolio                        0.60%
-------------------------------------------------------------------

-------------------------------------------------------------------
Intermediate Term Bond Portfolio                 0.75%
-------------------------------------------------------------------
International Growth Portfolio                   1.30%
-------------------------------------------------------------------
Long Term Bond Portfolio                         0.75%
-------------------------------------------------------------------
Managed Portfolio                                0.80%
-------------------------------------------------------------------
Mergers and Acquisitions Portfolio               1.20%
-------------------------------------------------------------------
Money Market Portfolio                           0.50%
-------------------------------------------------------------------
Multi-Cap Growth Portfolio                       1.15%
-------------------------------------------------------------------
Short Duration Bond Portfolio                    0.40%
-------------------------------------------------------------------
Small Company Growth Portfolio                   1.05%
-------------------------------------------------------------------
Small Company Value Portfolio                    1.05%
-------------------------------------------------------------------
Total Return Portfolio                           0.40%
-------------------------------------------------------------------


The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed three years of the payment being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

LEGAL PROCEEDINGS

FRED ALGER MANAGEMENT, INC.

In response to inquiries from the New York Attorney General ("NYAG") and the Securities and Exchange Commission ("SEC"), Fred Alger Management, Inc. ("Alger") and its counsel have been investigating certain shareholder trading practices in the mutual funds that it manages. Results of that investigation, which is continuing, are being shared with the NYAG, the SEC and the boards of the funds. Alger has assured the boards of the funds that if it is determined that improper market timing in any of the funds detrimentally affected the fund's performance, Alger will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against James Connelly, Jr., a former vice chairman of Alger's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provides: "The findings herein are made pursuant to [Connelly's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger nor any of the funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, Alger, Connelly, Veras Management Partners, LLP and John Does 1-100 in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with Mr. Connelly, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger, and payment of the plaintiff's counsel and expert fees.

Another class action which names the same defendants and Alger American Growth [Fund], includes the same allegations, and seeks, among other things, the same relief was filed in the same court on November 20, 2003, and the complaint was served on Alger and the fund defendants on that date. The lawsuit was filed by Robert Garfield, who identified himself as a shareholder of a fund defendant. Another class action similar to the DeMayo action but naming six portfolios of The Alger Institutional Fund as additional defendants was filed in the same court on November 13, 2003, by Dana Buhs, identifying herself as a shareholder of Alger LargeCap Growth Portfolio, and the complaint was served on the Manager and the fund defendants on December 2, 2003. Another class action against the Buhs defendants was filed in the same court on November 13, 2003 by Bryon Billman, identifying himself as a shareholder of Alger MidCap Growth Portfolio, and the complaint was served on Alger and the fund defendants on December 2, 2003; the complaint alleges violations of Section 34 of the Investment Company Act of 1940 and breach of fiduciary duty and seeks injunctive relief, damages, fees and expenses and other relief.

Similar class actions against the same and related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the mutual funds that it manages, and none of the fund defendants believes that it will be materially adversely affected by the pending lawsuits.

4.   FUND DISTRIBUTION ARRANGEMENTS

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Act of 1934 and are members of the National Association of Securities Dealers, Inc.

5.   BUYING AND SELLING SHARES

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If we determine that your transfer patterns among the Portfolios are disruptive to the Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

The Trust currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and it takes appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when the Trust considers the activity of owners to be disruptive. The Trust currently gives additional individualized notice, to owners who have engaged in such activity, of its intention to restrict such services. However, the Trust may not continue to give such individualized notice. The Trust may also, in its sole discretion and without further notice, change what it considers disruptive transfer activity, as well as change their procedures to restrict this activity.

6.   HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

                       Total Market
Net Asset Value   =    Value of               Cash and
                       Securities     +       Other Assets   -   Liabilities
                       ---------------------------------------------------------
                                    Number of Outstanding Shares

The net asset value of Portfolio shares is determined according to this schedule:

     o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Standard Time.

     o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

     o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

     o EQUITY SECURITIES - most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

     o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

     o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value).

     o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

     o OPTIONS - last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

     o FUTURES - last sales price or, if there is no sale, latest available bid price.

     o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of

Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

7.   DIVIDENDS AND OTHER DISTRIBUTIONS AND TAX CONSEQUENCES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

TAX CONSEQUENCES

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

8.   FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Trust's Class IA and Class IB shares for the Portfolios described in this Prospectus. Each Portfolio is newly organized and has no operations or financial information of its own prior to the date of this Prospectus but is the successor to a substantially similar investment company, as described above under "Portfolio Performance." The Capital Appreciation, Deep Value, Equity Income I, Equity, Global Socially Responsive, Growth and Income, Growth, High-Yield Bond, International Growth, Managed, Mergers and Acquisitions, Multi-Cap Growth, Short Duration Bond, Small Company Growth, Small Company Value and Total Return Portfolios issued Class IB shares in connection with the mergers described under "Portfolio Performance" and, thus, the Class IB shares of each such Portfolio succeeded to the financial history of the corresponding predecessor portfolio. The remaining Portfolios described in this Prospectus issued Class IA shares in connection with the mergers and, thus, the Class IA shares of each such Portfolio succeeded to the financial history of the corresponding predecessor portfolio. The financial information in the table below has been derived from the relevant predecessor portfolio's financial statements, which were audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the financial statements of each predecessor portfolio as of December 31, 2003 appears in the Annual Report for the predecessor portfolios (Annual Reports for the Enterprise Accumulation Trust and the MONY Series Fund, Inc. for the Fiscal Year Ended December 31,
2003).

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the predecessor portfolios' Annual Report that are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.

CAPITAL APPRECIATION PORTFOLIO                                  CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.69       $7.09       $8.65      $5.57
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........              (0.01)(C)  0.00(C, D)    0.05(C)   (0.03)(C)
Net realized and unrealized gain
(loss) on investments.................               (0.95)      (1.36)      (1.20)      3.11
                                         --------------------------------------------------------

Total from investment operations......               (0.96)      (1.36)       1.15       3.08
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                 --        (0.04)        --         --

Distributions from realized gains.....                 --          --        (0.41)       --
                                         --------------------------------------------------------
Total dividends and distributions.....                 --        (0.04)      (0.41)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $4.73       $5.69       $7.09      $8.65
                                         ========================================================
Total return..........................              (16.87)%    (19.11)%    (13.82)%    55.30%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $43,614     $57,542     $72,982    $33,129
Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.88%       0.87%       0.86%      1.16%

                                                89


Ratio of expenses to average net
assets................................                0.87%       0.86%       0.86%      1.16%

Ratio of net investment income (loss)
to average net assets.................               (0.15)%     (0.04)%      0.62%     (0.41)%

Portfolio turnover rate...............                109%        115%        123%       247%

                                                90


DEEP VALUE PORTFOLIO                                            CLASS IB
                                         --------------------------------------------------------
                                                             MAY 1, 2003* TO
                                                            DECEMBER 31, 2003
                                         --------------------------------------------------------
Net asset value, beginning of year....
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........

Net realized and unrealized gain
(loss) on investments.................
                                         --------------------------------------------------------

Total from investment operations......
                                         --------------------------------------------------------

LESS DISTRIBUTIONS:

Dividends from net investment income..

Distributions from realized gains.....
                                         --------------------------------------------------------

Total dividends and distributions.....
                                         --------------------------------------------------------

Net asset value, end of year..........
                                         ========================================================

Total return..........................
                                         ========================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......

Ratio of expenses to average net assets
(excluding expense offset arrangements)

Ratio of expenses to average net
assets................................

Ratio of net investment income (loss)
to average net assets.................

Portfolio turnover rate...............

                                                91


DIVERSIFIED PORTFOLIO                                           CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $11.09      $17.92      $22.93     $19.91
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........
                                                     0.09(C)     0.20(C)     0.14(C)    0.08(C)
Net realized and unrealized gain
(loss) on investments.................               (2.08)      (2.66)      (1.33)      5.60
                                         --------------------------------------------------------
Total from investment operations......               (1.99)      (2.46)      (1.19)      5.68
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..
                                                      0.21       (0.20)      (0.09)     (0.08)

Distributions from realized gains.....               (1.24)      (4.17)      (3.73)     (2.58)
                                         --------------------------------------------------------
Total dividends and distributions.....               (1.03)      (4.37)      (3.82)     (2.66)
                                         --------------------------------------------------------
Net asset value, end of year..........                $8.07      $11.09      $17.92     $22.93
                                         ========================================================
Total return..........................              (16.37)%    (15.40)%     (6.55)%    30.53%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $1,415      $1,826      $2,871     $3,568

Ratio of expenses to average net assets
(excluding expense offset arrangements)               1.25%       1.15%       1.27%      1.50%

Ratio of expenses to average net assets               0.97%       1.15%       1.25%      1.46%

Ratio of expenses to average net
assets (excluding expense
reimbursement and expense offset
arrangements).........................                1.25%       1.26%       1.27%      1.50%

Ratio of net investment income (loss)
to average net assets.................                0.97%       1.61%       0.68%      0.40%

Portfolio turnover rate...............                 66%         47%         27%        27%

                                                92


EQUITY GROWTH PORTFOLIO                                         CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $16.10      $35.12      $48.65     $38.20
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.04(C)     0.09(C)    (0.04)(C)  (0.20)(C)

Net realized and unrealized gain
(loss) on investments>................               (3.67)      (5.44)      (3.03)      14.05
                                         --------------------------------------------------------
Total from investment operations......               (3.63)      (5.35)      (3.07)      13.85
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.09)        --          --         --

Distributions from realized gains.....                 --        (13.67)     (10.46)    (3.40)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.09)      (13.67)     (10.46)    (3.40)
                                         --------------------------------------------------------
Net asset value, end of year..........               $12.38      $16.10      $35.12     $48.65
                                         ========================================================
Total return..........................               (22.67)%    (19.29)%     (8.46)%    37.98%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $1,170      $1,691      $2,599     $3,362

Ratio of expenses to average net assets
(excluding expense offset arrangements)               1.34%       1.15%       1.40%      1.49%

Ratio of expenses to average net                      1.15%       1.15%       1.37%      1.46%
assets................................

Ratio of expenses to average net
assets (excluding expense
reimbursements and expense offset                     1.35%       1.32%       1.40%      1.49%
arrangements).........................

Ratio of net investment income (loss)
to average net assets.................                0.30%       0.48%      (0.10)%    (0.49)%

Portfolio turnover rate...............                 46%         54%         41%        31%

                                                93


EQUITY INCOME PORTFOLIO I                                       CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.02       $5.69       $5.37      $5.09
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.07(C)     0.07(C)     0.08(C)    0.06(C)

Net realized and unrealized gain
(loss) on investments.................              (0.81)      (0.69)       0.26       0.23
                                         --------------------------------------------------------
Total from investment operations......               (0.74)      (0.62)       0.34       0.29
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.06)      (0.05)      (0.02)     (0.01)

Distributions from realized gains.....                 --          --          --         --
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.06)      (0.05)      (0.02)     (0.01)
                                         --------------------------------------------------------
Net asset value, end of year..........                $4.22       $5.02       $5.69      $5.37
                                         ========================================================
Total return..........................              (14.76)%    (10.75)%      6.45%      5.70%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $37,716     $40,506     $32,829    $27,997

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.90%       0.88%       0.88%      1.05%

Ratio of expenses to average net                      0.90%       0.88%       0.88%      1.20%
assets................................

Ratio of net investment income (loss)
to average net assets.................                1.44%       1.43%       1.43%      1.21%

Portfolio turnover rate...............                 35%         36%         37%        18%

                                                94


EQUITY INCOME PORTFOLIO II                                      CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $16.36      $20.78      $23.42     $25.95
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.23(C)     0.27(C)     0.32(C)    0.38(C)

Net realized and unrealized gain
(loss) on investments>................               (2.36)      (2.44)       0.68       1.90
                                         --------------------------------------------------------
Total from investment operations......               (2.13)      (2.17)       1.00       2.28
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.29)      (0.33)      (0.39)     (0.51)

Distributions from realized gains.....               (1.51)      (1.92)      (3.25)     (4.30)
                                         --------------------------------------------------------
Total dividends and distributions.....               (1.80)      (2.25)      (3.64)     (4.81)
                                         --------------------------------------------------------
Net asset value, end of year..........               $12.43      $16.36      $20.78     $23.42
                                         ========================================================
Total return..........................              (15.14)%    (10.97)%      6.07%      8.04%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $9,820      $12,971     $16,993    $18,460

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.73%       0.71%       0.73%      0.70%

Ratio of expenses to average net
assets................................                0.67%       0.71%       0.72%      0.70%

Ratio of net investment income (loss)
to average net assets.................                1.63%       1.56%       1.58%      1.57%

Portfolio turnover rate...............                 41%         36%         31%        27%

                                                95


EQUITY PORTFOLIO                                                CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $17.34      $27.92      $38.62     $36.82
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........              (0.08)(C)   (0.14)(C)    (0.21)(C)   0.23(C)

Net realized and unrealized gain
(loss) on investments.................              (5.02)      (6.42)        0.27(E)    4.86
                                         --------------------------------------------------------
Total from investment operations......              (5.10)      (6.56)        0.06       5.09
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                 --          --        (0.29)     (0.52)

Distributions from realized gains.....                 --        (4.02)      (10.47)    (2.77)
                                         --------------------------------------------------------
Total dividends and distributions.....                 --        (4.02)      (10.76)    (3.29)
                                         --------------------------------------------------------
Net asset value, end of year..........               $12.24      $17.34      $27.92     $38.62
                                         ========================================================
Total return..........................              (29.41)%    (18.81)%     (5.18)%    15.61%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $199,587    $347,320    $487,915   $587,324

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.90%       0.88%       0.87%      0.82%

Ratio of expenses to average net
assets................................                0.89%       0.88%       0.87%      0.82%

Ratio of net investment income (loss)
to average net assets.................               (0.58)%     (0.65)%     (0.55)%     0.63%

Portfolio turnover rate...............                 15%         21%         44%       155%

                                                96


GLOBAL SOCIALLY RESPONSIVE PORTFOLIO                            CLASS IB
                                         --------------------------------------------------------
                                                                          JANUARY 24, 2002*
                                                 YEAR ENDED                       TO
                                              DECEMBER 31,2003            DECEMBER 31, 2002
                                         --------------------------------------------------------
Net asset value, beginning of year....                                          $10.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........                                         0.04(C)

Net realized and unrealized gain
(loss) on investments.................                                          (1.44)
                                         --------------------------------------------------------
Total from investment operations......                                          (1.40)
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                                          (0.03)

Distributions from realized gains.....                                            --
                                         --------------------------------------------------------
Total dividends and distributions.....                                          (0.03)
                                         --------------------------------------------------------
Net asset value, end of year..........                                          $8.57
                                         ========================================================
Total return..........................                                       (13.98)%(B)
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......                                          $1,223

Ratio of expenses to average net asset                                         1.30%(A)

Ratio of expenses to average net
assets (excluding expense
reimbursements).......................                                         2.84%(A)

Ratio of net investment income (loss)
to average net assets............................                              0.42%(A)

Portfolio turnover rate...............                                           46%

                                                97


GOVERNMENT SECURITIES PORTFOLIO                                 CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $11.46      $11.29      $10.91     $11.17
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.38(C)     0.51(C)     0.58(C)    0.56(C)

Net realized and unrealized gain
(loss) on investments.................               0.35        0.21        0.42      (0.49)
                                         --------------------------------------------------------
Total from investment operations......               0.73        0.72        1.00       0.07
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..
                                                     (0.37)      (0.55)      (0.62)     (0.33)

Distributions from realized gains.....                 --          --         0.00 (D)   0.00(D)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.37)      (0.55)      (0.62)     (0.33)
                                         --------------------------------------------------------
Net asset value, end of year..........               $11.82      $11.46      $11.29     $10.91
                                         ========================================================
Total return..........................                6.57%       6.58%       9.70%      0.66%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $139,690     $86,351     $53,409    $57,337

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.65%       0.62%       0.61%      0.58%

Ratio of expenses to average net assets               0.65%       0.62%       0.61%      0.57%

Ratio of net investment income (loss)
to average net assets.................                3.30%       4.48%       5.41%      5.09%

Portfolio turnover rate...............                 10%         20%         8%         8%

                                                98


GROWTH AND INCOME PORTFOLIO                                     CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.41       $6.20       $6.16      $5.11
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.04(C)     0.05(C)     0.07(C)    0.07(C)

Net realized and unrealized gain
(loss) on investments.................               (1.45)      (0.79)      (0.01)      0.98
                                         --------------------------------------------------------
Total from investment operations......               (1.41)      (0.74)       0.06       1.05
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.05)      (0.05)      (0.02)       --

Distributions from realized gains.....                 --          --       (0.00)(D)  (0.00)(D)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.05)      (0.05)      (0.02)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $3.95       $5.41       $6.20      $6.16
                                         ========================================================
Total return..........................              (25.95)%    (11.87)%      0.91%     20.55%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $111,429    $172,531     $171,353   $89,887

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.86%       0.85%       0.85%      0.94%

Ratio of expenses to average net assets               0.86%       0.85%       0.85%      0.94%

Ratio of net investment income (loss)
to average net assets.................                0.81%       0.92%       1.09%      1.22%

Portfolio turnover rate...............                 19%         2%          6%         1%

                                                99


GROWTH PORTFOLIO                                                CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $5.21       $5.99       $6.56      $5.27
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.02(C)     0.02(C)     0.03(C)    0.02(C)

Net realized and unrealized gain
(loss) on investments.................               (1.23)      (0.78)      (0.54)      1.27
                                         --------------------------------------------------------
Total from investment operations......               (1.21)      (0.76)      (0.51)      1.29
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.02)      (0.02)      (0.01)       --

Distributions from realized gains.....                 --          --        (0.05)       --
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.02)      (0.02)      (0.06)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $3.98       $5.21       $5.99      $6.56
                                         ========================================================
Total return..........................              (23.26)%    (12.56)%     (7.79)%    24.48%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $208,610    $280,279    $319,207   $230,720

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.86%       0.84%       0.83%      0.84%

Ratio of expenses to average net assets               0.86%       0.84%       0.83%      0.84%

Ratio of net investment income (loss)
to average net assets.................                0.42%       0.34%       0.45%      0.29%

Portfolio turnover rate...............                 42%         52%         56%        30%

                                               100


HIGH-YIELD BOND PORTFOLIO                                       CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $4.34       $4.48       $5.06      $5.37
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.36(C)     0.40(C)     0.46(C)    0.46(C)

Net realized and unrealized gain
(loss) on investments.................               (0.30)      (0.14)      (0.58)     (0.26)
                                         --------------------------------------------------------
Total from investment operations......                0.06        0.26       (0.12)      0.20
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.36)      (0.40)      (0.46)     (0.46)

Distributions from realized gains.....                 --          --          --       (0.05)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.36)      (0.40)      (0.46)     (0.51)
                                         --------------------------------------------------------
Net asset value, end of year..........                $4.04       $4.34       $4.48      $5.06
                                         ========================================================
Total return..........................                1.51%       5.90%      (2.52)%     3.86%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $77,130    $107,686     $88,336   $109,816

Ratio of expenses to average net assets               0.79%       0.77%       0.75%      0.69%

Ratio of net investment income (loss)
to average net assets.................                8.61%       8.92%       9.57%      8.76%

Portfolio turnover rate...............                 81%         73%         54%        97%

                                               101


INTERMEDIATE TERM BOND PORTFOLIO                                CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $11.27      $10.97      $10.82     $11.33
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.52(C)     0.56(C)     0.62(C)    0.61(C)

Net realized and unrealized gain
(loss) on investments.................                0.49        0.34        0.19      (0.59)
                                         --------------------------------------------------------
Total from investment operations......                1.01        0.90        0.81       0.02
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.45)      (0.60)      (0.66)     (0.53)

Distributions from realized gains.....                 --          --          --         --
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.45)      (0.60)      (0.66)     (0.53)
                                         --------------------------------------------------------
Net asset value, end of year..........               $11.83      $11.27      $10.97     $10.82
                                         ========================================================
Total return..........................                9.34%       8.51%       7.94%      0.23%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $92,499     $73,368     $52,812    $55,595

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.65%       0.62%       0.61%      0.57%

Ratio of expenses to average net assets               0.65%       0.62%       0.61%      0.57%

Ratio of net investment income (loss)
to average net assets.................                4.56%       5.09%       5.86%      5.50%

Portfolio turnover rate...............                 10%         19%         30%        40%

                                               102


INTERNATIONAL GROWTH PORTFOLIO                                  CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $4.33       $6.94       $9.29      $6.74
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.05(C)     0.02(C)    (0.01)(C)   0.03(C)

Net realized and unrealized gain
(loss) on investments.................               (0.89)      (2.02)      (1.57)      2.74
                                         --------------------------------------------------------
Total from investment operations......               (0.84)      (2.00)      (1.58)      2.77
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.03)      (0.04)      (0.02)     (0.12)

Distributions from realized gains.....                 --        (0.57)      (0.75)     (0.10)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.03)      (0.61)      (0.77)     (0.22)
                                         --------------------------------------------------------
Net asset value, end of year..........                $3.46       $4.33       $6.94      $9.29
                                         ========================================================
Total return..........................              (19.46)%    (27.80)%    (17.21)%    42.12%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $44,152     $62,742    $100,550   $134,255

Ratio of expenses to average net assets               1.06%       1.09%       1.04%      1.01%

Ratio of net investment income (loss)
to average net assets.................                 1.22%       0.30%      (0.06)%     0.41%

Portfolio turnover rate...............                 176%         95%         73%       129%

                                               103


LONG TERM BOND PORTFOLIO                                        CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $13.38      $13.27      $12.32     $14.17
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.68(C)     0.70(C)     0.74(C)    0.74(C)

Net realized and unrealized gain
(loss) on investments.................               1.10        0.12        1.08      (1.80)
                                         --------------------------------------------------------
Total from investment operations......               1.78        0.82        1.82      (1.06)
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.63)      (0.71)      (0.87)     (0.53)

Distributions from realized gains.....                 --          --          --       (0.26)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.63)      (0.71)      (0.87)     (0.79)
                                         --------------------------------------------------------
Net asset value, end of year..........               $14.53      $13.38      $13.27     $12.32
                                         ========================================================
Total return..........................               14.06%       6.28%      15.61%     (7.60)%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $118,933    $131,717     $102,733   $105,317

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.64%       0.62%       0.60%      0.55%

Ratio of expenses to average net assets               0.64%       0.62%       0.59%      0.55%

Ratio of net investment income (loss)
to average net assets.................                5.03%       5.25%       6.02%      5.68%

Portfolio turnover rate...............                 30%         39%         19%        43%

                                               104


MANAGED PORTFOLIO                                               CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $19.60      $24.19      $36.30     $40.56
                                         --------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.14(C)     0.13(C)     0.45(C)    0.50(C)

Net realized and unrealized gain
(loss) on  investments................               (4.30)      (3.10)      (0.23)      2.65
                                         --------------------------------------------------------
Total from investment operations......               (4.16)      (2.97)       0.22       3.15
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.16)      (0.48)      (0.75)     (0.79)

Distributions from realized gains.....                 --        (1.14)      (11.58)    (6.62)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.16)      (1.62)      (12.33)    (7.41)
                                         --------------------------------------------------------
Net asset value, end of year..........               $15.28      $19.60      $24.19     $36.30
                                         ========================================================
Total return..........................              (21.20)%    (11.15)%      1.46%      9.22%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $663,595   $1,074,983    $1,452,864 $2,292,467

Ratio of expenses to average net assets
(excluding expense offset arrangements)               0.88%       0.85%       0.82%      0.76%

Ratio of expenses to average net assets               0.85%       0.84%       0.82%      0.76%

Ratio of net investment income (loss)
to average net assets.................                0.85%       0.60%       1.44%      1.23%

Portfolio turnover rate...............                109%        141%         19%        90%

                                               105


MERGERS AND ACQUISITIONS PORTFOLIO                              CLASS IB
                                         --------------------------------------------------------
                                                             MAY 1, 2003* TO
                                                            DECEMBER 31, 2003
                                         --------------------------------------------------------
Net asset value, beginning of year....
                                         --------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........

Net realized and unrealized gain
(loss) on investments.................
                                         --------------------------------------------------------

Total from investment operations......
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..

Distributions from realized gains.....
                                         --------------------------------------------------------

Total dividends and distributions.....
                                         --------------------------------------------------------

Net asset value, end of year..........
                                         ========================================================
Total return..........................
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......

Ratio of expenses to average net assets
(excluding expense offset arrangements)

Ratio of expenses to average net
assets................................

Ratio of net investment income (loss)
to average net assets.................

Portfolio turnover rate...............

                                               106


MONEY MARKET PORTFOLIO                                          CLASS IA
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $1.00       $1.00       $1.00      $1.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........                $0.01       $0.04       0.06       0.05
                                         --------------------------------------------------------
Total from investment operations......                0.01        0.04        0.06       0.05
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.01)      (0.04)      (0.06)     (0.05)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.01)      (0.04)      (0.06)     (0.05)
                                         --------------------------------------------------------
Net asset value, end of year..........                $1.00       $1.00       $1.00      $1.00
                                         ========================================================
Total return..........................                1.50%       3.80%       6.11%      4.98%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $316,778    $314,937    $268,299   $336,532

Ratio of expenses to average net assets               0.50%       0.50%       0.47%      0.44%

Ratio of expenses to average net
assets (excluding expense
reimbursements).......................                0.53%       0.51%       0.47%      0.44%

Ratio of net investment income (loss)
to average net assets.................                1.49%       3.65%       5.93%      4.84%

                                               107


MULTI-CAP GROWTH PORTFOLIO                                      CLASS IB
                                         --------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,             JULY 15,
                                                                                       1999* TO
                                                                                       DECEMBER
                                                                                       31, 1999
                                           2003       2002        2001        2000
                                         --------------------------------------------------------
Net asset value, beginning of year....                $8.43      $10.15      $14.63      $5.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........              (0.05)(C)   (0.02)(C)    (0.02)(C)  (0.01)(C)

Net realized and unrealized gain
(loss) on investments.................               (2.87)      (1.70)      (4.45)      9.64
                                         --------------------------------------------------------
Total from investment operations......               (2.92)      (1.72)      (4.47)      9.63
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                 --          --          --         --

Distributions from realized gains.....                 --          --        (0.01)       --
                                         --------------------------------------------------------
Total dividends and distributions.....                 --          --        (0.01)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $5.51       $8.43      $10.15     $14.63
                                         ========================================================
Total return..........................              (34.64)%    (16.95)%    (30.59)%   192.60%(B)
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $52,586     $99,957    $128,714    $47,960

Ratio of expenses to average net assets               1.13%       1.10%       1.10%    1.40%(A)

Ratio of expenses to average net
assets (excluding expense
reimbursements).......................                1.13%       1.10%       1.10%    1.52%(A)

Ratio of net investment income (loss)
to average net assets.................               (0.68)%     (0.23)%     (0.13)%   (0.21)%(A)

Portfolio turnover rate...............                192%        107%        128%        21%

                                               108


SHORT DURATION BOND PORTFOLIO                                   CLASS IB
                                         --------------------------------------------------------
                                                             MAY 1, 2003* TO
                                                            DECEMBER 31, 2003
                                         --------------------------------------------------------
Net asset value, beginning of year....
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........

Net realized and unrealized gain
(loss) on investments.................
                                         --------------------------------------------------------
Total from investment operations......
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..

Distributions from realized gains.....
                                         --------------------------------------------------------
Total dividends and distributions.....
                                         --------------------------------------------------------
Net asset value, end of year..........
                                         ========================================================
Total return..........................
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......

Ratio of expenses to average net assets
(excluding expense offset arrangements)

Ratio of expenses to average net
assets................................

Ratio of net investment income (loss)
to average net assets.................

Portfolio turnover rate...............

                                               109


SMALL COMPANY GROWTH PORTFOLIO                                  CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....                $7.87       $8.60       $8.50      $5.46
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........              (0.05)(C)   (0.05)(C)    (0.03)(C) (0.05)(C)

Net realized and unrealized gain
(loss) on investments.................               (1.84)      (0.38)       0.20(E)    3.09
                                         --------------------------------------------------------
Total from investment operations......               (1.89)      (0.43)       0.17       3.04
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                 --          --          --         --

Distributions from realized gains.....                 --        (0.30)      (0.07)       --
                                         --------------------------------------------------------
Total dividends and distributions.....                 --        (0.30)      (0.07)       --
                                         --------------------------------------------------------
Net asset value, end of year..........                $5.98       $7.87       $8.60      $8.50
                                         ========================================================
Total return..........................              (24.02)%     (3.80)%      1.90%     55.68%
                                         ========================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......               $66,203     $82,591     $82,061    $23,429

Ratio of expenses to average net assets
(excluding expense offset arrangements)               1.12%       1.10%       1.11%      1.40%

Ratio of expenses to average net assets               1.12%       1.10%       1.11%      1.55%

Ratio of net investment income (loss)
to average net assets.................                (0.79)%     (0.62)%     (0.32)%    (0.81)%

Portfolio turnover rate...............                 37%         40%         47%        37%

                                               110


SMALL COMPANY VALUE PORTFOLIO                                   CLASS IB
                                         --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------
                                           2003       2002        2001        2000       1999
                                         --------------------------------------------------------
Net asset value, beginning of year....               $19.59      $26.19      $31.45     $27.36
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........               0.03(C)     0.08(C)     0.07(C)   |0.04(C)

Net realized and unrealized gain
(loss) on  investments................               (1.87)       0.21        0.71       6.27
                                         --------------------------------------------------------
Total from investment operations......               (1.84)       0.29        0.78       6.31
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..               (0.07)      (0.07)      (0.05)     (0.16)

Distributions from realized gains.....               (0.52)      (6.82)      (5.99)     (2.06)
                                         --------------------------------------------------------
Total dividends and distributions.....               (0.59)      (6.89)      (6.04)     (2.22)
                                         --------------------------------------------------------
Net asset value, end of year..........               $17.16      $19.59      $26.19     $31.45
                                         ========================================================
Total return..........................               (9.25)%      5.25%       2.52%     24.02%
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......              $306,445    $359,481    $351,270   $455,563

Ratio of expenses to average net assets               0.92%       0.90%       0.89%      0.84%

Ratio of net investment income (loss)
to average net assets.................                0.14%       0.35%       0.23%      0.12%

Portfolio turnover rate...............                 10%         29%         41%        23%

                                               111


TOTAL RETURN PORTFOLIO                                          CLASS IB
                                         --------------------------------------------------------
                                                                          JANUARY 24, 2002*
                                                 YEAR ENDED                       TO
                                              DECEMBER 31,2003            DECEMBER 31, 2002
                                         --------------------------------------------------------
Net asset value, beginning of year....                                          $10.00
                                         --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........                                           0.34

Net realized and unrealized gain
(loss) on investments.................                                           0.35
                                         --------------------------------------------------------
Total from investment operations......                                           0.69
                                         --------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income..                                          (0.34)

Distributions from realized gains.....                                          (0.16)
                                         --------------------------------------------------------
Total dividends and distributions.....                                          (0.50)
                                         --------------------------------------------------------
Net asset value, end of year..........                                          $10.19
                                         ========================================================
Total return..........................                                         7.09%(B)
                                         ========================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets end of period (000's)......                                         $31,300

Ratio of expenses to average net assets                                        0.65%(A)

Ratio of expenses to average net
assets (excluding expense
reimbursements).......................                                         0.96%(A)

Ratio of net investment income (loss)
to average net assets.................                                         3.46%(A)

Portfolio turnover rate...............                                           493%


* Commencement of Operations
(A) Annualized.
(B) Not annualized.
(C) Based on average shares outstanding.
(D) Less than $.01 per share.
(E) Per share income from investment operations may vary from anticipated results depending on the timing of capital share purchases and redemptions.

                                               112

                                   APPENDIX A

                      SECURITIES IN WHICH THE MONEY MARKET
                         PORTFOLIO MAY CURRENTLY INVEST


The Money Market Portfolio, and the other Portfolios to the extent their investment policies so provide, may invest in the following short-term debt securities

1. U.S. GOVERNMENT DEBT SECURITIES. Debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. These include:

     o  U.S. Treasury Bills;

     o  Other obligations issued or guaranteed by the U.S. Government;

     o Obligations of U.S. agencies or instrumentalities which are backed by the U.S. Treasury; and

     o Obligations issued or guaranteed by U.S. agencies or instrumentalities and backed solely by the issuing agency or instrumentality. Such agencies or instrumentalities include, but are not limited to: (1) The Federal National Mortgage Association; (2) the Federal Farm Credit Bank;
        (3) the Federal Home Loan Bank; and (4) the Government National Mortgage Association.

Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Treasury. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

2. BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances and time deposits) of any bank which has, at the time of the Portfolio's investment, total investment assets of at least $1 billion or the equivalent. The bank may be organized under the laws of the United States or any state or foreign branches of such banks or foreign banks. The term "certificates of deposit" includes:

     o  Eurodollar   certificates   of   deposit,   which  are   traded  in  the
        over-the-counter market;

     o  Eurodollar time deposits, for which there is generally not a market; and

     o  Yankee certificates of deposit.

"Eurodollars" are dollars deposited in banks outside the United States. Yankee certificates of deposit are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank, and are primarily traded in the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers. These risks include future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments. In addition, foreign branches of domestic banks and foreign banks may not be subject to the same accounting, auditing and financial standards and requirements as domestic banks. Finally, in the event of default, judgments against a foreign branch or foreign bank might be difficult to obtain or enforce. Yankee certificates have risks substantially similar to those of Eurodollar certificates.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. COMMERCIAL PAPER. Commercial paper issued by corporations which at the date of investment is rated (a) by any two SEC designated statistical rating organizations in one of the two highest rating categories for short-term debt obligations, or (b) if not rated, issued by domestic or foreign corporations which have an outstanding senior long-term debt issue rated by any two SEC designated statistical rating organizations in one of the two highest rating categories for short-term debt obligations. "Commercial paper" consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. If the commercial paper is issued by a foreign corporation, it must be U.S. dollar denominated.

4. OTHER CORPORATE OBLIGATIONS. Other corporate obligations issued by domestic or foreign corporations which at the date of investment are rated by any two SEC designated statistical rating organizations in one of the two highest rating categories for short-term debt obligations.

"Corporate obligations" are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs. If the obligation is issued by a foreign corporation, it must be U.S. dollar denominated.

5. REPURCHASE AGREEMENTS. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller. In a repurchase agreement, the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price. This resale price reflects an agreed-upon market rate of interest effective for the period of time the Portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Fund will not enter into repurchase agreements unless the agreement is "fully collateralized," i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan," including accrued interest. The Fund's custodian bank will take possession of the securities underlying the agreement, and the Fund will value them daily to assure that this condition is met. The Fund has adopted standards for the parties with whom it will enter into repurchase agreements. It believes these standards are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Fund may incur a loss in the market value of the collateral, as well as disposition costs. If a party with whom the Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral security of the repurchase agreement declines in value during the bankruptcy proceedings.

6. REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with banks. Reverse repurchase agreements have the characteristics of borrowing. They involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price and date. The price reflects a rate of interest paid for the use of funds for the period. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement. In many cases the Portfolio will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolio may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Portfolio intends only to use the reverse repurchase technique when it appears to be to its advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of the Portfolio's securities. The Fund's custodian bank will maintain in a separate account securities of the Portfolio that have a value equal to or greater than the Portfolio's commitments under reverse repurchase agreements.

7. ASSET-BACKED SECURITIES. Asset-backed securities are securities that have been structured to receive payment from an identified pool of assets. These pools are typically over-collateralized or they have some sort of financial guaranty such as a letter of credit or a third party guaranty to ensure full and timely repayment.

8. LIMITED LIQUIDITY SECURITIES/SECURITIES SOLD UNDER SEC RULE 144A. A substantial market of qualified institutional buyers may develop under Rule 144A under the Securities Act of 1933 for securities that are subject to legal or contractual restrictions on resale. If such a market develops, these securities may be treated as liquid securities. To the extent that for a period of time qualified institutional buyers cease purchasing such securities pursuant to Rule 144A, there may be an increase in the level of illiquidity in the portfolio during such period.

If you wish to know more, you will find additional information about the Trust and the Portfolios described in this Prospectus in the following documents, which are available, free of charge by calling our toll-free number at 1-800-528-0204:

ANNUAL AND SEMI-ANNUAL REPORTS

The Annual and Semi-Annual Reports include more information about the performance of the predecessor portfolios of the Portfolios represented in this Prospectus and are available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 1, 2003, in incorporated into this Prospectus by reference and is available upon request free of charge by calling out toll free number at 1-888-292-4492.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File Number:  811-07953

                                  EQ ADVISORS TRUST



                        STATEMENT OF ADDITIONAL INFORMATION

                                     ______, 2004



This statement of additional information is not a Prospectus. It should be read in conjunction with the Prospectus of the EQ Advisors Trust ("Trust") dated _____, 2004 which may be obtained without charge by calling Equitable toll-free at 1-866-231-8585 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


TRUST HISTORY..................................................................1

DESCRIPTION OF THE TRUST.......................................................1

LEGAL CONSIDERATIONS...........................................................2

TRUST POLICIES.................................................................2
     Fundamental Restrictions..................................................2
     Non-Fundamental  Restrictions.............................................3

INVESTMENT STRATEGIES AND RISKS................................................4

MANAGEMENT OF THE TRUST.......................................................15
     The Trustees.............................................................15
     Committees of the Board..................................................16
     Compensation of the Trustees.............................................17
     The Trust's Officers.....................................................18
     Control Person and Principal Holders of Securities.......................19

INVESTMENT MANAGEMENT AND OTHER SERVICES......................................19
           The Manager........................................................19
           The Distributor(s).................................................21

BROKERAGE ALLOCATION AND OTHER STRATEGIES.....................................21

PURCHASE AND PRICING OF SHARES................................................22

TAXATION   ...................................................................23

PORTFOLIO PERFORMANCE.........................................................23
     Computation of Total Returns.............................................23
     Non-Standard Performance.................................................24
     Yield Calculation........................................................24

CODE OF ETHICS................................................................25

OTHER INFORMATION.............................................................25

OTHER SERVICES................................................................25
     Independent Accountants..................................................25
     Custodian................................................................25
     Transfer Agent...........................................................26
     Counsel..................................................................26

FINANCIAL STATEMENTS..........................................................26


Appendix A - Investment Strategies Summary
Appendix B - Ratings of Corporate Debt Securities

TRUST HISTORY

EQ Advisors Trust is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was organized as a Delaware statutory trust on October 31, 1996 under the name "787 Trust." The Trust changed its name to "EQ Advisors Trust" effective November 25, 1996.

DESCRIPTION OF THE TRUST

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), currently serves as the investment manager for the Trust.


The Trust currently offers two classes of shares on behalf of fifty-three series. This SAI relates to the following twenty -three series: Capital Appreciation Portfolio, Deep Value Portfolio, Equity Growth Portfolio, Equity Income Portfolio I, Equity Income Portfolio II, Equity Portfolio, Global Socially Responsive Portfolio, Growth and Income Portfolio, Growth Portfolio, Mergers and Acquisitions Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Growth Portfolio, Government Securities Portfolio, High-Yield Bond Portfolio, Intermediate Term Bond Portfolio, Long Term Bond Portfolio, Money Market Portfolio, Short Duration Bond Portfolio, Total Return Portfolio, Diversified Portfolio and Managed Portfolio (collectively, the "Portfolios").

This SAI describes only the Portfolios, which are twenty-three newly organized Portfolios. For more information about the other Portfolios, please refer to the Trust's SAI dated May 1, 2003, as supplemented.


Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to distribution fees imposed under a distribution plan ("Class IB Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.

Both classes of shares are offered under the Trust's multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses"; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


The Trust's shares are currently sold only to: (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by Equitable, MONY Life Insurance Company & MONY Life Insurance Company of America, as well as insurance company separate accounts of: Integrity Life Insurance Company, National Integrity Life Insurance Company, American General Life Insurance Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with Equitable; and (ii) The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans.


The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with one another or the Equitable Plan or other tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of Equitable Plan or other retirement plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan or other retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust's Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

LEGAL CONSIDERATIONS

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at any meeting.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Amended and Restated Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust to elect Trustees for the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.

TRUST POLICIES

FUNDAMENTAL RESTRICTIONS


Each Portfolio has adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios.

Each Portfolio, except the Mergers and Acquisitions Portfolio, will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

Each Portfolio will not:

     (2) purchaseany security if, as a result of that purchase, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (3) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33?% of the Portfolio's total assets
(including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

     (4) make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio by the Board of Trustees of the Trust and without a vote of that Portfolio's shareholders.

Each Portfolio, except the Money Market Portfolio, will not invest more than 15% of its net assets in illiquid securities. The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.

Each Portfolio will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that each Portfolio may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

INVESTMENT STRATEGIES AND RISKS

In addition to the Portfolios' principal investment strategies discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described below and as indicated in Appendix A. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio's own investment restrictions.

ASSET-BACKED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in asset-backed securities. Asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BRADY BONDS. As indicated in Appendix A, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over the counter secondary market. Each Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Advisers to that Portfolio.

CONVERTIBLE SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DEPOSITARY RECEIPTS. As indicated in Appendix A, certain of the Portfolios may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American
Depositary  Receipts  ("ADRs"),  Global  Depositary  Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described below.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

DERIVATIVES. Each Portfolio (except the Money Market Portfolio) may invest in one or more types of derivatives. Derivatives are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives include, but are not limited to, the following: asset-backed securities, floaters and inverse floaters, hybrid instruments, mortgage-backed securities, options and future transactions, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS AND INVERSE FLOATERS. As indicated in Appendix A, certain of the Portfolios may invest in floaters and inverse floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs")
exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

FOREIGN CURRENCY. As indicated in Appendix A, certain of the Portfolios may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. These and other currencies in which a Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Certain Portfolios may also invest in the following types of foreign currency transactions:

FORWARD FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio's Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Advisers to the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolios will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. As indicated in Appendix A, certain of the Portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Those Portfolios may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered," except as described below. A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates, either on its records or with the Portfolio's custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio segregates, either on its records or with the Portfolio's custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option.

Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter options on foreign currency transactions. Each Portfolio (other than Money Market Portfolio) will engage in over the counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over the counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. As indicated in Appendix A, certain of the Portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over the counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

FOREIGN SECURITIES. As indicated in Appendix A, certain of the Portfolios may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Markets Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below:

EMERGING MARKETS SECURITIES. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource  self-sufficiency  and  balance  of  payments  position.  Further,  the
economies  of  developing   countries   generally  are  heavily  dependent  upon
international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

EASTERN EUROPEAN AND RUSSIAN SECURITIES. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to

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

employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio's investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a Portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

LATIN AMERICA

INFLATION. Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

POLITICAL INSTABILITY. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

FOREIGN CURRENCY. Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Trust to engage in foreign currency transactions designed to protect the value of the Trust's interests in securities denominated in such currencies.

SOVEREIGN DEBT. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

PACIFIC BASIN REGION. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial

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

institutions, which may limit the number of shares available for investment by a Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to designate the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

HYBRID INSTRUMENTS. As indicated in Appendix A, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of

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

futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore,  the  number  of  investors  that  are  willing  and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the

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

United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in illiquid securities or non-publicly traded securities. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board or its delegates will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Manager. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

PASSIVE FOREIGN INVESTMENT COMPANIES. As indicated in Appendix A, certain of the Portfolios may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating

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

expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

EXCHANGE TRADED FUNDS (ETSs) These are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa or higher by Moody's Investors Service Inc. ("Moody's") or BBB or higher by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or comparable quality unrated securities. Investment grade securities rated BBB or below by Moody's or Standard & Poor's while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations ("NRSRO") (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or comparable quality unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to this Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for an Adviser to value accurately certain portfolio securities.

It is the policy of each Portfolio's Adviser(s) to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

CREDIT RATINGS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information ("SAI"). The process by which Moody's and

S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The Portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings  assigned  to  individual  bond  issues,  the  applicable
Adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS. As indicated in Appendix A, certain of the Portfolios may invest a portion of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or assets in an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct

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indebtedness  may be structured as a "novation"  (i.e.,  a new loan) pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio's portfolio investments.

Investments in such loans and other direct indebtedness may involve additional risks to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described above.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies o-r instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

MUNICIPAL SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

PREFERRED SECURITIES. Preferred securities have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock. Non-cumulative preferred stock does not require the issuer to pay all prior unpaid dividends before the issuer can pay dividends on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Portfolio may treat such redeemable preferred stock as a fixed income security.

OPTIONS AND FUTURES TRANSACTIONS. Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Portfolio may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an over the counter option and the resulting inability to close a futures position or over the counter option prior to its maturity date.

Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

FUTURES TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may utilize futures contracts. Futures contracts (a type of potentially high-risk investment) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to

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

time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

OPTIONS ON FUTURES CONTRACTS. As indicated in Appendix A, certain of the Portfolios may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates, either on its records or with its custodian, cash or other liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the

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case of a put, its gain will be credited to its futures  margin  account,  while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

LIMITATIONS ON PURCHASE AND SALE OF FUTURE CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios will not engage in transactions in futures contracts and related options for speculation. In addition, the Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on [page 31].

As indicated in Appendix A, certain of the Portfolios may also write and purchase put and call options. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio will write put and call options only if such options are considered to be "covered," except as described below. A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put maintains throughout the option period the segregation, either on its records or with its custodian, of cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating, either on its records or with its custodian, cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its Adviser believes that writing the option would achieve the desired hedge.

Certain of the Portfolios will not commit more than 5% of their total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio has written call or put options generally will not exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features

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

similar to options. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by maintaining the segregation, either on its records or with the Portfolio's custodian, of cash or other liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

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

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio's Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates, either on its records or with its custodian, cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER THE COUNTER OPTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter put and call option transactions. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such over the counter options, and the securities used as "cover" for such options, may be considered illiquid securities. Certain Portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write over the counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over the counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over the counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

RISKS OF TRANSACTIONS IN OPTION, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange ("exchange"). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over the counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over the counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because  of the low  margin  deposits  required,  futures  trading  involves  an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to

150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN OPTIONS AND FUTURES. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio's order is placed and the time it is liquidated, offset or exercised.

FOREIGN CURRENCY CONTRACTS. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio's Adviser to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

PAYMENT-IN-KIND BONDS. As indicated in Appendix A, certain of the Portfolios may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period. Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio's Adviser, pursuant to guidelines adopted by the Manager. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

REAL ESTATE INVESTMENT TRUSTS. As indicated in Appendix A, certain of the Portfolios may each invest up to 15% of its respective net assets in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. As indicated in Appendix A, certain of the Portfolios may each enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will maintain the segregation, either on its records or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Fundamental Restrictions" for more information concerning restrictions on borrowing by each Portfolio. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

In "dollar roll" transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on its records or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

SECURITIES LOANS. All of the Portfolios may lend securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX. As indicated in Appendix A, certain of the Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. Each Portfolio will designate the segregation, either on its records or with its custodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

SMALL COMPANY SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.

STRUCTURED NOTES. As indicated in Appendix A, certain of the Portfolios may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

SWAPS.  As  indicated  in  Appendix  A,  certain  Portfolios  may invest in swap contracts,  which are  derivatives  in the form of a contract  or other  similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to the Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Manager. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counter-party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

TECHNOLOGY  SECTOR  RISK.  The value of  securities  issued by  companies in the technology sector are particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For a portfolio investing in the technology sector, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Government National - Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

WARRANTS. All of the Portfolios [(except the Money Market Portfolio)] may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

ZERO-COUPON BONDS. As indicated in Appendix A, certain of the Portfolios may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to its shareholders. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." High portfolio turnover may result from the strategies of the Advisers or when one Adviser replaces another, necessitating changes in the Portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Portfolio and shareholders. A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when an Adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.

MANAGEMENT OF THE TRUST

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

THE TRUSTEES

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF           OTHER
                                             TERM OF                                PORTFOLIOS    DIRECTORSHIPS HELD
                            POSITION(S)    OFFICE AND                               IN COMPLEX       BY TRUSTEE OR
NAME, ADDRESS AND           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY      NOMINEE FOR
AGE                           FUND        TIME SERVED     DURING PAST 5 YEARS        TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Peter D. Noris*            Chairman and     Chairman         From May 1995 to           79        Director, Alliance
1290 Avenue of the            Trustee         from       present, Executive Vice                  Capital
Americas                                    December       President and Chief                    Management, L.P.;
New York, New York                           2002 to     Investment Officer, AXA                  Director of AXA
[(47)]                                      present,          Financial and                       Alternative
                                          Trustee from       Equitable; from                      Advisors Inc.
                                           March 1997       September 1999 to
                                           to present    present; Executive Vice
                                                          President and Chief
                                                         Executive Officer of
                                                        AXA Financial Services,
                                                         LLC from November 1995
                                                             to present, and
                                                             Executive Vice
                                                             President of AXA
                                                              Advisors LLC.
-----------------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Theodossios                   Trustee      From March            Retired.               53        From May 1994 to
Athanassiades                                2000 to                                              present, Director,
c/o EQ Advisors Trust                        present                                              Atlantic Bank of
1290 Avenue of the                                                                                New York.
Americas
New York, New York
[(64)]
-----------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards             Trustee      From March     Retired. From 1986 to         53        From 1992 to
c/o EQ Advisors Trust                        1997 to        2001, Partner and                     present, Trustee,
1290 Avenue of the                           present        Consultant, Syrus                     Provident
Americas                                                   Associates (business                   Investment Counsel
New York, New York  (57)                                      and marketing                       Trust; from 1997
                                                            consulting firm).                     to present,
                                                                                                  Director, The PBHG
                                                                                                  Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
David W. Fox                   Lead         From May      Retired. From 1989 to         53        From 1987 to
c/o EQ Advisors Trust       Independent      2000 to      2000, Public Governor                   present, Director
1290 Avenue of the            Trustee        present        and from 1996-2000                    of USG Corporation.
Americas                                                 Chairman of the Chicago
New York, New York                                           Stock Exchange.
[(71)]
-----------------------------------------------------------------------------------------------------------------------

THE TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF           OTHER
                                             TERM OF                                PORTFOLIOS    DIRECTORSHIPS HELD
                            POSITION(S)    OFFICE AND                               IN COMPLEX       BY TRUSTEE OR
NAME, ADDRESS AND           HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN BY      NOMINEE FOR
AGE                           FUND        TIME SERVED     DURING PAST 5 YEARS        TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
William M. Kearns, Jr.        Trustee      From March     From 1994 to present,         53        From 1975 to
c/o EQ Advisors Trust                        1997 to      President, W.M. Kearns                  present, Director,
1290 Avenue of the                           present       & Co., Inc. (private                   Selective
Americas                                                   investment company);                   Insurance Group,
New York, New York                                        from 2002 to present,                   Inc.; from 1991 to
[(67)]                                                    Chairman and from 1998                  present, Director,
                                                          to 2002, Vice Chairman                  Transistor
                                                           Keefe Managers, Inc.                   Devices, Inc.;
                                                                                                  from 1999 to
                                                                                                  present Advisory
                                                                                                  Director, Proudfoot
                                                                                                  PLC (N.A.)
                                                                                                  (consulting firm);
                                                                                                  from 2001 to
                                                                                                  present Advisory
                                                                                                  Director, Gridley
                                                                                                  & Company LLC;
                                                                                                  from 2002 to
                                                                                                  present Director,
                                                                                                  United States
                                                                                                  Shipping Corp.
-----------------------------------------------------------------------------------------------------------------------
Christopher P.A.              Trustee      From March     From 1998 to present,         53        None
Komisarjevsky                                1997 to       President and Chief
c/o EQ Advisors Trust                        present        Executive Officer,
1290 Avenue of the                                          Burson-Marsteller
Americas                                                    Worldwide (public
New York, New York [(58)]                                 relations); from 1996
                                                         to 1998, President and
                                                             Chief Executive
                                                                 Officer,
                                                          Burson-Marsteller USA.
-----------------------------------------------------------------------------------------------------------------------
Harvey  Rosenthal             Trustee      From March     From 1997 to present,         53        From 1997 to
c/o EQ Advisors Trust                        1997 to       Consultant/Director.                   present, Director,
1290 Avenue of the                           present                                              LoJack Corporation.
Americas
New York, New York
[(60)]
-----------------------------------------------------------------------------------------------------------------------
Gary S. Schpero               Trustee       From May        Retired. Prior to           53        None
c/o EQ Advisors Trust                        2000 to         January 1, 2000,
1920 Avenue of the                           present        Partner of Simpson
Americas                                                 Thacher & Bartlett (law
New York, New York [(49)]                                   firm) and Managing
                                                          Partner of Investment
                                                            Management and
                                                           Investment Company
                                                            Practice Group
-----------------------------------------------------------------------------------------------------------------------
*  Affiliated with the Manager and Distributor.

COMMITTEES OF THE BOARD


The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustees"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held [two] meetings during the fiscal year ended December 31, 2003.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee held [two] meetings during the fiscal year ended December 31, 2003.

The Trust has a Valuation Committee consisting of Peter D. Noris, Steven M. Joenk, Kenneth T. Kozlowski, Kenneth B. Beitler and Andrew S. Novak and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held [30] meetings during the fiscal year ended December 31, 2003.


COMPENSATION OF THE TRUSTEES

Each Independent Trustee currently receives from the Trust an annual fee of $40,000 plus (i) an additional fee of $4,000 for each regularly scheduled Board meeting attended, (ii) $2,000 for each special Board meeting or special committee meeting attended, and (iii) $1,000 for each telephone or other committee meeting attended, plus reimbursement for expenses in attending in-person meetings. A supplemental retainer of $10,000 per year will be paid to the lead Independent Trustee. A supplemental retainer may also be paid on occasion to each chair of the Trust's two committees for special services.


                                               TRUSTEE COMPENSATION TABLE
                                          FOR THE YEAR ENDED DECEMBER 31, 2003*


-------------------------------------------------------------------------------------------------------------------
                                                                     PENSION OR RETIREMENT     TOTAL COMPENSATION
                                     AGGREGATE COMPENSATION           BENEFITS ACCRUED AS      FROM TRUST PAID TO
         TRUSTEE                         FROM THE TRUST             PART OF TRUST EXPENSES         TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Peter D. Noris                              $ -0-                             $-0-                    $ -0-

Ted Athanassiades                          $65,000                            $-0-                   $65,000

Jettie M. Edwards                          $65,000                            $-0-                   $65,000

David W. Fox                               $69,795                            $-0-                   $69,795

William M. Kearns, Jr.                     $65,000                            $-0-                   $65,000

Christopher P.A. Komisarjevsky             $65,000                            $-0-                   $65,000

Harvey Rosenthal                           $65,000                            $-0-                   $65,000

Gary S. Schpero                            $65,000                            $-0-                   $65,000


--------


* Messrs. Komisarjevsky and Athanassiades have elected to participate in the Trust's deferred compensation plan. As of December 31, 2003, Mr. Komisarjevsky and Mr. Athanassiades had accrued $__________ and $_________, respectively (including interest).


A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five- to 20-year period elected by such Trustee.

As of December 31, 2003, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing the Trustee's household and dependents of the Trustee. In addition, the Trustees of the Trust did not beneficially own shares of any Portfolio of the Trust described in this SAI as of December 31, 2003.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable. AXA Advisors, LLC ("AXA Advisors") or AXA Distributors, LLC ("AXA Distributors"). The Trust's principal officers are:


---------------------------------------------------------------------------------------------------------------------
                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF                 PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND AGE             HELD WITH FUND    TIME SERVED                  DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Steven M. Joenk                       President and   From December       From July 1999 to present, Senior Vice
1290 Avenue of the Americas               Chief          2002 to        President AXA Financial; from July 1999 to
New York, New York                      Executive        Present          December 2002, Vice President and Chief
[(44)]                                   Officer                       Financial Officer of the Trust; from 1996 to
                                                                        1999, Managing Director of MeesPierson (an
                                                                                   investment company).
---------------------------------------------------------------------------------------------------------------------
Patricia Louie, Esq.                      Vice          From July      From July 1999 to present, Vice President and
1290 Avenue of the Americas            President,        1999 to        counsel, AXA Financial and Equitable; from
New York, New York                    Secretary and      Present      September 1994 to July 1999, Assistant General
[(47)]                                 Anti-Money                           Counsel of The Dreyfus Corporation.
                                       Laundering
                                       Compliance
                                         Officer
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF                 PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND AGE             HELD WITH FUND    TIME SERVED                  DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Kenneth T. Kozlowski                      Chief       From December   From February 2001 to present, Vice President,
1290 Avenue of the Americas             Financial        2002 to       AXA Financial, from December 1999 to December
New York, New York                     Officer and       Present        2002, Controller of the Trust; from October
[(41)]                                  Treasurer                          1999 to February 2001, Assistant Vice
                                                                      President, AXA Financial; from October 1996 to
                                                                        October 1999, Director-Fund Administration,
                                                                                 Prudential Investments.
---------------------------------------------------------------------------------------------------------------------
Kenneth B. Beitler                   Vice President     From March     From February 2003 to present, Vice President
1290 Avenue of the Americas                              2002 to          of AXA Financial; from February 2002 to
New York, New York                                       Present      February 2003, Assistant Vice President of AXA
[(44)]                                                                  Financial; from May 1999 to February 2000,
                                                                        Senior Investment Analyst of AXA Financial.
                                                                           Prior thereto, an Investment Systems
                                                                           Development Analyst with TIAA-CREF.
---------------------------------------------------------------------------------------------------------------------
Mary E. Cantwell                     Vice President   From July       From February 2001 to present, Vice President,
1290 Avenue of the Americas                           1999 to         AXA Financial; from July 1999 to present, Vice
New York, New York                                    Present           President Equitable; from September 1997 to
[(41)]                                                                January 2001, Assistant Vice President, Office
                                                                      of the Chief Investment Officer, AXA Financial.
---------------------------------------------------------------------------------------------------------------------
Brian E. Walsh                       Vice President   December 2002    From February 2003 to present, Vice President
1290 Avenue of the Americas          and Controller   to Present        of Equitable; From January 2001 to February
New York, New York                                                     2003, Assistant Vice President of Equitable;
[(35)]                                                                  from December 1999 to January 2001, Senior
                                                                       Fund Administrator of Equitable; from January
                                                                       1993 to December 1999, Manager of Prudential
                                                                                 Investment Fund Management.
---------------------------------------------------------------------------------------------------------------------
Andrew S. Novak                         Assistant          From           From May 2002 to present, Counsel, AXA
1290 Avenue of the Americas             Secretary       September        Financial and Equitable; from May 2001 to
New York, New York                                       2002 to         April 2002, Associate General Counsel and
[(34)]                                                   Present       Chief Compliance Officer, Royce & Associates,
                                                                        Inc.; from August 1994 to August 2000, Vice
                                                                         President and Assistant General Counsel,
                                                                             Mitchell Hutchins Asset Management.
---------------------------------------------------------------------------------------------------------------------

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to tax-qualified retirement plans. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 99% of the Trust's shares as of
____________.


As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this SAI, the following persons owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Enterprise Portfolio:

                                          Shares Beneficially      Percentage of
   Portfolio          Contract Owner             Owned                Ownership
------------------  -----------------      -------------------     -------------



As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGER


Equitable, through its AXA Funds Management Group unit ("Manager"), currently serves as the investment manager for each Enterprise Portfolio. Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S. and a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and Manager have entered into an Investment Management Agreement ("Management Agreement") with respect to the Portfolios described in this SAI. In approving the Management Agreement, the Board of Trustees considered the following factors with respect to the Portfolios: the nature and quality of the services to be provided by the Manager, the Manager's personnel and operations, the Manager's financial condition, the level and method of computing each Portfolio's management fee, comparative fee and expense information for each of the Portfolios, the anticipated profitability of the Manager, the anticipated indirect profits to the Manager attributable to the existence of the Portfolios, the anticipated effect of each Portfolio's growth and size on the Portfolio's performance and expenses, and any possible conflicts of interest.


Subject always to the direction and control of the Trustees of the Trust, under the Management Agreement, the Manager will have with respect to the Portfolios
(i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify existing Advisory Agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

     o  Office space, all necessary office facilities and equipment.

     o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an advisory agreement with the Trust ("Advisory Agreement").

     o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

The Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates. The Manager has also entered into a Consulting Agreement with an investment consulting firm to provide research to assist the Manager in allocating Portfolio assets among Advisers and in making recommendations to the Trustees about hiring and changing Advisers. The Manager is responsible for paying the consulting fees.

The continuance of the Management Agreement, with respect to each Portfolio, must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).


Each Portfolio pays a fee to the Manager as set forth in the Prospectus. The Manager and the Trust have also entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each Portfolio are limited to the extent described in the "Management of the Trust-Expense Limitation Agreement" section of the Prospectus.


In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including without limitation: fees and expenses of its independent accountants and of legal counsel for itself and the Trust's independent
Trustees; the costs of preparing, setting in type, printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian's fees; any proxy solicitors' fees and expenses; filing fees; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below under "Distribution of the Trust's Shares," the Class IB shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.


Each Portfolio is newly organized and has had no investment operations of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as discussed in the Prospectus. The tables below show the fees paid by each Portfolio's predecessor during the years ended December 31, 2001, 2002 and 2003, respectively. The first column shows each fee without fee waivers, the second column shows the fees actually paid after fee waivers and the third column shows the total amount of fees waived and other expenses of each Portfolio reimbursed pursuant to the Expense Limitation Agreement.


                                      CALENDAR YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------
PORTFOLIO                    MANAGEMENT FEE          MANAGEMENT FEE AFTER FEE       TOTAL AMOUNT OF FEES
                                                               WAIVER                 WAIVED AND EXPENSES
                                                                                          REIMBURSED
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


                                      CALENDAR YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------------------
PORTFOLIO                    MANAGEMENT FEE          MANAGEMENT FEE AFTER FEE       TOTAL AMOUNT OF FEES
                                                               WAIVER                 WAIVED AND EXPENSES
                                                                                          REIMBURSED
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


                                      CALENDAR YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------
PORTFOLIO                    MANAGEMENT FEE          MANAGEMENT FEE AFTER FEE       TOTAL AMOUNT OF FEES
                                                               WAIVER                 WAIVED AND EXPENSES
                                                                                          REIMBURSED
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


THE ADVISERS

The Manager has entered into advisory agreements ("Advisory Agreements") on behalf of the Portfolios. The Advisory Agreements obligate Boston Advisors, Caywood-Scholl Capital Management ("Caywood-Scholl"), Fred Alger Management, Inc ("Alger"), Gabelli Asset Management Company ("GAMCO"), Marsico Capital Management ("Marsico"), Montag & Caldwell, Inc. ("Montag & Caldwell"), MONY America, MONY Capital Management, Inc. ("MONY Capital"), Pacific Investment Management Company, LLC ("PIMCO"), Rockefeller & Company, Inc. ("Rockefeller"), SSgA Funds Management, Inc. ("SSgA"), TCW Investment Management Company ("TCW"), UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), Wellington Management Company, LLP ("Wellington Management") and William D. Witter, Inc. ("Witter") (the "Advisers") to: (i) make investment decisions on behalf of the Portfolios, (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager, and (iii) perform certain limited related administrative functions in connection therewith. The Board approved the Advisory Agreement with each Adviser based on a number of factors relating to each Adviser's ability to perform under its Advisory Agreement. These factors included: the nature, quality and extent of the services to be rendered by the Adviser to the Portfolio; the Adviser's management style; the performance record of the Portfolio's predecessor; the Adviser's current and proposed level of staffing and its overall resources;

whether the Adviser manages any other registered investment companies; the Adviser's compliance systems and capabilities; and any disciplinary history.


Each Portfolio is newly organized and has had no investment operations of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as discussed in the Prospectus. During the years ended December 31, 2001, 2002 and 2003, respectively, the following fees were paid to the Advisers with respect to each Portfolio's predecessor:


--------------------------------------------------------------------------------
Portfolio                                           Advisory Fee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Manager recommends Advisers for each Portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has received an exemptive order from the SEC ("Multi-Manager Order") that permits the Manager, subject to certain conditions, to enter into Advisory Agreements with Advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new Advisers for new or existing funds, change the terms of particular Advisory Agreements or continue the employment of existing Advisers after events that under the 1940 Act and the Advisory Agreements would cause an automatic termination of the agreement. However, the Manager may not enter into an advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as MONY Capital Management, Inc. ("MONY Capital") and Boston Advisors, Inc. ("Boston Advisors"), unless the advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected portfolio's shareholders, including, in instances in which the advisory agreement pertains to a newly formed portfolio, the portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a portfolio would continue to have the right to terminate such agreements for the portfolio at any time by a vote of a majority of outstanding voting securities of the portfolio.


-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                              NAME AND CONTROL PERSONS OF THE           FEE PAID BY THE MANAGER TO THE
                                                 SUB-ADVISER                   SUB-ADVISER ON AN ANNUAL BASIS AS A
                                                                             PERCENTAGE OF AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio     Marsico is owned by Bank of America             0.45% of assets under management
                                   Corp.
---------------------------------------------------------------------------------------------------------------------
Deep Value Portfolio               Wellington Management is owned by its        0.40% of assets up to $100 million and
                                   partners.                                               0.30% thereafter
---------------------------------------------------------------------------------------------------------------------
Diversified Portfolio              Boston Advisors is a wholly owned               0.15% of assets under management
                                   subsidiary of The Advest Group, Inc.,
                                   a wholly owned subsidiary of The MONY
                                   Group Inc. ("MONY").
---------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio            Boston Advisors is a wholly owned               0.15% of assets under management
                                   subsidiary of The Advest Group, Inc.,
                                   a wholly owned subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio I          Boston Advisors is a wholly owned            0.30% of assets under management up to
                                   subsidiary of The Advest Group, Inc.,         $100 million; 0.25% of the next $100
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                   a wholly owned subsidiary of MONY.                million; and 0.20% thereafter
---------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio II         Boston Advisors is a wholly owned                 0.15% of assets under management
                                   subsidiary of The Advest Group, Inc.,
                                   a wholly owned subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
Equity Portfolio                   TCW is a majority owned subsidiary                0.40% of assets under management
                                   of  SG Asset Management, a wholly                 up to $1 billion and 0.30% thereafter
                                   owned  subsidiary of Societe Generale
                                   Group.
---------------------------------------------------------------------------------------------------------------------
Global Socially Responsive         Rockefeller is a wholly owned                  0.45% of assets up to $100 million;
Portfolio                          subsidiary of Rockefeller Financial           0.40% of assets from $100 million to
                                   Services, Inc., which is in turn owned       $200 million; 0.30% of assets over $200
                                   by or for the benefit of members of                          million
                                   the Rockefeller family through the
                                   Rockefeller Trust.
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio    MONY Capital is a wholly owned                  0.15% of assets under management
                                   subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio        UBS Global AM is an indirect, wholly         0.45% of assets under management up to
                                   owned subsidiary of UBS AG.                   $100 million; 0.25% of the next $100
                                                                                 million; and 0.20% of assets greater
                                                                                           than $200 million
---------------------------------------------------------------------------------------------------------------------
Growth Portfolio                   Montag & Caldwell is a subsidiary of         0.30% of assets under management up to
                                   ABN AMRO Asset Management Holdings,               $1 billion; 0.20% thereafter
                                   Inc., which is a wholly owned
                                   subsidiary of ABN AMRO North America
                                   Holding Company.
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond Portfolio          Caywood-Scholl is a wholly owned             0.30% of assets under management up to
                                   subsidiary of RCM Global Investors              $100 million and 0.25% thereafter
                                   LLC, an affiliate of Dresdner Bank AG,
                                   which merged with Allianz AG
---------------------------------------------------------------------------------------------------------------------
Intermediate Term Bond Portfolio   MONY Capital is a wholly owned                  0.15% of assets under management
                                   subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
International Growth Portfolio     SSgA is a wholly owned subsidiary of         0.40% of assets under management up to
                                   State Street Corporation.                      $100 million; 0.35% of assets under
                                                                                 management from $100 million to $200
                                                                                  million; 0.30% of assets from $200
                                                                                 million to $500 million and 0.25% of
                                                                                   assets greater than $500 million
---------------------------------------------------------------------------------------------------------------------
Long Term Bond Portfolio           MONY Capital is a wholly owned                  0.15% of assets under management
                                   subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
Managed Portfolio                  Wellington Management is owned by its        0.40% of assets under management up to
                                   partners                                      $500 million; 0.35% of the next $500
                                                                                million; 0.30% of the next $1 billion;
                                                                                   and 0.25% in excess of $2 billion
---------------------------------------------------------------------------------------------------------------------
Mergers and Acquisitions           GAMCO is a wholly owned subsidiary of           0.40% of assets under management
Portfolio                          Gabelli Asset Management Inc.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio             MONY Capital is a wholly owned                   0.10% of asset under management
                                   subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
Multi-Cap Growth Portfolio         Alger is a wholly owned                          0.40% of assets under  management
                                   subsidiary of  Fred Alger & Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Short Duration Bond Portfolio      MONY Capital is a wholly owned                   0.10% of asset under management
                                   subsidiary of MONY.
---------------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio     Witter is owned by its employees.            0.65% of assets under management up to
                                                                                  $50 million; 0.55% of assets under
                                                                               management for the next $50 million; and
                                                                                      0.45% of assets thereafter
---------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio      GAMCO is a wholly owned subsidiary of        0.40% of assets under management up to
                                   Gabelli Asset Management, Inc.                  $1 billion and 0.30% thereafter
---------------------------------------------------------------------------------------------------------------------
Total Return Portfolio             PIMCO is an indirect subsidiary of              0.25% of assets under management
                                   Allianz AG
---------------------------------------------------------------------------------------------------------------------


When a Portfolio has more than one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Adviser provides any services to any Portfolio except asset management and related administrative and recordkeeping services. However, an Adviser or its affiliated broker-dealer may execute portfolio transactions for a Portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

THE ADMINISTRATOR

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. Pursuant to a sub-administration arrangement, the Manager relies on J.P. Morgan Investors Services Co. ("J.P. Morgan Services") to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.


                      CALENDAR YEAR ENDED DECEMBER 31, 2003

PORTFOLIO                                                ADMINISTRATION FEE
---------                                                ------------------
Equity Income Portfolio II                                      $___
Equity Growth Portfolio                                         $___
Intermediate Term Bond Portfolio                                $___
Long Term Bond Portfolio                                        $___
Government Securities Portfolio                                 $___
Diversified Portfolio                                           $___
Money Market Portfolio                                          $___

THE DISTRIBUTORS

The Trust has distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each also referred to as a "Distributor," and together "Distributors"), in which AXA Advisors and AXA Distributors serve as Distributors for the Trust's Class IA shares and Class IB shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The EQ Trust's distribution agreements with respect to the Class IA shares and Class IB shares ("Distribution Agreements") of the Portfolios described in this SAI were approved by the Board of Trustees on December 3, 2003. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the EQ Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan or any such related agreement ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the EQ Trust.

The EQ Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class IB shares of the EQ Trust ("Class IB Distribution Plan"). The EQ Trust's Class IB shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Distributors under the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. There is no distribution plan with respect to Class IA shares and the Portfolios pay no distribution fees with respect to those shares. The Distributors or their affiliates for the Class IA shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class IA shares to prospective Contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IA shares to prospective Contract owners.

On [December 3, 2003], the Board of Trustees of the EQ Trust, including the Independent Trustees, considered the approval of the Class IB Distribution Plan for the Portfolios. In connection with its consideration of the Class IB Distribution Plan, the Board of Trustees was furnished with a copy of the Class IB Distribution Plan and the related materials, including information related to the advantages and disadvantages of the Class IB Distribution Plan. Legal counsel for the Independent Trustees discussed the legal and regulatory considerations in readopting the Class IB Distribution Plan.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Class IB Distribution Plan, including: (i) the nature and causes of the circumstances which make approval of the Class IB Distribution Plan, necessary and appropriate; (ii) the way in which the Class IB Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits;
(iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the EQ Trust; (v) the effect of the Class IB Distribution Plan on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the EQ Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Class IB Distribution Plan is reasonably likely to benefit the EQ Trust and the shareholders of the Portfolios and approved its implementation.

Pursuant to the Class IB Distribution Plan, the EQ Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Distributors on a monthly basis. A portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of EQ Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the EQ Trust with respect to a class of shares regardless of the level of expenditures by the Distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan's renewal. The Distributors' expenditures include, without limitation: (a) the printing and mailing of EQ Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the EQ Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the EQ Trust; (c) holding seminars and sales meetings designed to promote the distribution of EQ Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding EQ Trust investment objectives and policies and other information about the EQ Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the EQ Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

The Distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the EQ Trust may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the EQ Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.

The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the EQ Trust or the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the EQ Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class IB Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The Portfolios have not paid any fees to the Distributors pursuant to the Distribution Plan as of the date of this SAI because the Portfolios had no operations prior to that date.

Each Portfolio is newly organized and has had no investment operations of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as discussed in the Prospectus. The predecessor portfolios did not pay any fees pursuant to a Rule 12b-1 distribution plan.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.


The Manager and Advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

The Manager, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis. [As of the date of this SAI, the Manager does not direct the Sub-Advisors to effect securities transactions through broker-dealer in a manner that would help generate resources for Reward Brokerage.]


Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act") and by policies adopted by the Trustees, the Manager and Advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Advisers' expenses in managing the Portfolios.


Each Portfolio is newly organized and has had no investment operations of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as discussed in the Prospectus. During the years ended December 31, 2001, 2002 and 2003, the Portfolios' predecessors paid the amounts indicated in brokerage commissions.

                      CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio                                            Brokerage Commissions Paid
---------                                            --------------------------
Capital Appreciation Portfolio                                  $___
Deep Value Portfolio                                            $___
Diversified Portfolio                                           $___
Equity Growth Portfolio                                         $___
Equity Income Portfolio I                                       $___
Equity Income Portfolio II                                      $___
Equity Portfolio                                                $___
Globally Socially Responsive Portfolio                          $___
Government Securities Portfolio                                 $___
Growth and Income Portfolio                                     $___
Growth Portfolio                                                $___
High Yield Portfolio                                            $___
Intermediate Term Bond Portfolio                                $___
Intermediate Growth Portfolio                                   $___
Long Term Bond Portfolio                                        $___
Managed Portfolio                                               $___
Mergers and Acquisitions Portfolio                              $___
Money Market Portfolio                                          $___
Multi-Cap Growth Portfolio                                      $___
Short Duration Bond Portfolio                                   $___
Small Company Growth Portfolio                                  $___
Small Company Value Portfolio                                   $___
Total Return Portfolio                                          $___



BROKERAGE TRANSACTIONS WITH AFFILIATES


The Portfolios may, from time to time, place orders for the purchase or sale of securities (including listed call options) with [Sanford C. Bernstein & Co., LLC, an affiliate of Equitable; ______________, an affiliate of MONY America; and ______________, an affiliate of Boston Advisors]. In such instances, the placement of orders with such brokers would be consistent with the fund's objective of obtaining best execution and would not be dependent upon the fact that such entities are affiliates of Equitable, MONY America or Boston Advisors.


To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust has applied for such exemptive relief. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Adviser to a fund for which that Adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.

Each Portfolio is newly organized and has had no investment operations of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as discussed in the Prospectus. During the years ended December 31, 2001, 2002 and 2003, the Portfolios' predecessors paid the amounts indicated to affiliated broker-dealers of the Manager or affiliates of the Advisers to each predecessor Portfolio.


                      CALENDAR YEAR ENDED DECEMBER 31, 2003

Portfolio                                       Affiliated Broker-Dealer    Brokerage Commissions Paid
---------                                       ------------------------    --------------------------
Capital Appreciation Portfolio                                                         $___
Deep Value Portfolio                                                                   $___
Diversified Portfolio                                                                  $___
Equity Growth Portfolio                                                                $___
Equity Income Portfolio I                                                              $___
Equity Income Portfolio II                                                             $___
Equity Portfolio                                                                       $___
Globally Socially Responsive Portfolio                                                 $___
Government Securities Portfolio                                                        $___
Growth and Income Portfolio                                                            $___
Growth Portfolio                                                                       $___
High Yield Portfolio                                                                   $___
Intermediate Term Bond Portfolio                                                       $___
Intermediate Growth Portfolio                                                          $___
Long Term Bond Portfolio                                                               $___
Managed Portfolio                                                                      $___
Mergers and Acquisitions Portfolio                                                     $___
Money Market Portfolio                                                                 $___
Multi-Cap Growth Portfolio                                                             $___
Short Duration Bond Portfolio                                                          $___
Small Company Growth Portfolio                                                         $___
Small Company Value Portfolio                                                          $___
Total Return Portfolio                                                                 $___


PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares based on each Portfolio's net asset value per share, which will be determined in the manner determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles and consistent with the 1940 Act:

     o The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items," if any, allocated to that Portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

     o The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs), it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:


     o Stocks listed on national securities exchanges and certain over the counter issues traded on the NASDAQ National Market System are valued at the last sale price or official closing price, or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.


     o Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

     o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     o Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

     o Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     o Options are valued at their last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

     o Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     o Forward foreign exchange contracts are valued by interrupting between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

     o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

If the Trust determines that a material change in the value of a foreign security has occurred after the close of trading in the foreign market(s) in which a Portfolio invests but before the close of regular trading on the NYSE, the Trust may use fair value methods to reflect those changes. In addition, the Trust may use fair value methods to value securities in other situations, for example, when a particular foreign market is closed but the Trust is open. This policy is intended to assure that a Portfolio's net asset value fairly reflects securities' values as of the time of pricing.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Advisers will continuously monitor the performance of these services.

TAXATION

Each Portfolio is treated for federal income tax purposes as a separate entity. The Trust intends that each Portfolio will elect to be and will qualify each year to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

If a Portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described below, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

As a regulated investment company, each Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio investing in foreign securities or currencies may be subject to foreign taxes that could reduce the investment performance of such Portfolio.

Because the Trust is used to fund Contracts, each Portfolio must meet the diversification requirements imposed by Subchapter L of the Code or these Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each quarter in which to cure any non-compliance.

Each Portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years under the election. A Portfolio's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

A Portfolio may invest in certain futures and listed nonequity options (such as those on a stock index) -- and certain foreign currency options and forward contracts with respect to which it makes a particular election -- that will be "Section 1256 contracts." Any Section 1256 contracts a Portfolio holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to the Portfolio. A Portfolio may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the Portfolio in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Portfolio shares.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a Portfolio may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Portfolios, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a Portfolio's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A Portfolio that acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-indexed securities ("TIIS"), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the Portfolio receives no corresponding payment on them during the year. Similarly, a Portfolio that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each Portfolio has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

PORTFOLIO PERFORMANCE

Returns and yields do not reflect insurance company charges and fees applicable to the Contracts.

MONEY MARKET PORTFOLIO YIELD

The Money Market Portfolio calculates yield information for seven-day periods and may illustrate that information in advertisements or sales materials. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Money Market Portfolio's investments, as follows:
The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +
1)365/7]-1.

Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Money Market Portfolio will fluctuate and not remain constant.

The Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return of fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.

COMPUTATION OF TOTAL RETURN

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

              1/n
T    =   (ERV)
         -----
         P

where "T" equals average annual total return; where "ERV," the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where "P" equals a hypothetical initial investment of $1,000; and where "n" equals the number of years.

Each Portfolio's total return will vary from time to time depending upon market conditions, the composition of each Portfolio's investment portfolio and operating expenses of the Trust allocated to each Portfolio. Total return should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.

NON-STANDARD PERFORMANCE

In addition to the performance information described above, each Portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.

YIELD CALCULATION

Yields for a Portfolio (other than the Money Market Portfolio) are computed by dividing a Portfolio's interest and income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Portfolio's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate.

Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond Portfolios. Dividends from equity securities are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Portfolio's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a Portfolio with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations. Income calculated for the purposes of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the Portfolio's financial statements.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, a Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the Portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing a Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

CODE OF ETHICS

The Portfolios, the Manager and the Distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Adviser also has adopted a code of ethics under rule 17j-1. The Trust's Board of Trustees reviews the administration of the codes of ethics at least annually and receives certification from each Adviser regarding compliance with the codes of ethics annually.

OTHER INFORMATION

DELAWARE STATUTORY TRUST. The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Portfolio's property for all losses and expenses of any Portfolio shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

CLASSES OF SHARES. Each Portfolio consists of Class IA shares and Class IB shares. A share of each class of a Portfolio represents an identical interest in that Portfolio's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a Portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class IA and Class IB shares will differ.

VOTING RIGHTS. Shareholders of each Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

SHAREHOLDER MEETINGS. The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

CLASS-SPECIFIC EXPENSES. Each Portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

OTHER SERVICES

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP ("PWC"), 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PWC is responsible for auditing the annual financial statements of the Trust.

CUSTODIAN


JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245 serves as custodian of the EQ Trust's portfolio securities and other assets. Under the terms of the custody agreement between the EQ Trust and JPMorgan Chase Bank, JPMorgan Chase Bank maintains cash, securities and other assets of the Portfolios. JPMorgan Chase Bank is also required, upon the order of the EQ Trust, to deliver securities held by JPMorgan Chase Bank, and to make payments for securities purchased by the EQ Trust. JPMorgan Chase Bank has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.


TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Portfolios. Equitable receives no compensation for providing such services for the Portfolios.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, DC 20036-1221, serves as counsel to the Trust.

Sullivan & Worcester, LLP, 1666 K Street, N.W., Suite 700, Washington, DC 20006, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

Each Portfolio is newly organized and has had no investment operations of its own prior to the date of this SAI but is the successor to a substantially similar investment company, as discussed in the Prospectus.


The audited financial statements of the Portfolios' predecessors for the period ended December 31, 2003, including the financial highlights, appearing in the Annual Reports to Shareholders of the Enterprise Accumulation Trust and MONY Series Fund, Inc., filed electronically with the SEC, are incorporated by reference and made a part of this document.


                                                             Appendix A

                                                          EQ ADVISORS TRUST
                                                    INVESTMENT STRATEGIES SUMMARY



                     CAPITAL                                                              GLOBAL
                      APPRE-    DEEP                         EQUITY  EQUITY    EQUITY    SOCIALLY    GOVERNMENT          GROWTH AND
INVESTMENTS          CIATION    VALUE  DIVERSIFIED  EQUITY   GROWTH INCOME I  INCOME II  RESPONSIVE  SECURITIES  GROWTH    INCOME
----------------------------------------------------------------------------------------------------------------------------------
Asset-backed           N          N        Y          N        N       N        N       N        Y       N       N        N      Y
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Bonds                  N          N        Y          N        N       N        N       N        Y       N       N        Y      Y
-----------------------------------------------------------------------------------------------------------------------------------
Borrowings             Y          Y        Y          Y        Y       Y        Y       Y        Y       Y       Y        Y      Y
(Emergencies,
Redemptions)
-----------------------------------------------------------------------------------------------------------------------------------
Borrowings             N          N        N          N        N       N        N       N        N       N       N        N      N
(Leveraging
Purposes)
-----------------------------------------------------------------------------------------------------------------------------------
Convertible            N          N        N          N        Y       N        Y       N        N       N       N        Y      N
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Credit &               N          N        N          N        N       N        N       N        N       N       N        N      N
Liquidity
Enhancements
-----------------------------------------------------------------------------------------------------------------------------------
Floaters               N          N        N          N        N       N        N       N        N       N       N        N      N
and Inverse
Floaters
-----------------------------------------------------------------------------------------------------------------------------------
Bonds
Brady                  N          N        Y          N        N       N        N       N        Y       N       N        Y      Y
-----------------------------------------------------------------------------------------------------------------------------------
Receipts
Depositary             N          N        N          Y        N       N        N       N        N       N       N        N      N
-----------------------------------------------------------------------------------------------------------------------------------
Dollar
Rolls                  N          N        Y          N        N       N        N       N        Y       N       N        N      Y
-----------------------------------------------------------------------------------------------------------------------------------
Equity
Securities             Y          Y        Y          Y        Y       Y        Y       Y        N       Y       Y        N      N
-----------------------------------------------------------------------------------------------------------------------------------
Eurodollar             N          N        N          N        N       N        N       Y        N       N       N        N      N
& Yankee
Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Event-Linked           N          N        Y          N        N       N        N       N        Y       N       N        Y      Y
Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Foreign                N          N        Y          N        N       N        N       Y        N       N       N        N      N
Currency
Spot
Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Foreign
Currency
Forward
Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Foreign
Currency               N          N        Y          N        N       N        N       Y        N       N       N        N      N
Futures
Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Options                Y          Y        Y          Y        Y       Y        Y       Y        N       Y       Y        Y      N
(Exchange
Traded)
-----------------------------------------------------------------------------------------------------------------------------------
Foreign
Options (OTC)          N          N        Y          Y        N       N        N       N        N       N       N        N      N
-----------------------------------------------------------------------------------------------------------------------------------
Foreign                N          N        N          Y        N       N        N       Y        N       N       N        Y      N
Currency
-----------------------------------------------------------------------------------------------------------------------------------
  Written;             N          N        N          Y        N       N        N       Y        N       N       N        Y      N
  Call
  Options
-----------------------------------------------------------------------------------------------------------------------------------
Foreign
Securities             N          N        N          N        N       N        N       Y        N       N       N        Y      N
-----------------------------------------------------------------------------------------------------------------------------------
  Emerging             N          N        N          N        N       N        N       Y        N       N       N        Y      N
  Markets
  Securities
-----------------------------------------------------------------------------------------------------------------------------------
Forward                N          N        N          N        N       N        N       N        N       N       N        N      N
Commitments,
When-Issued
and Delayed
Delivery
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Hybrid                 N          N        N          N        N       N        N       N        N       N       N        N      N
Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid               Y          Y        Y          Y        N       Y        N       Y        N       Y       Y        N      N
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Investment             Y          Y        N          Y        Y       Y        Y       Y        N       Y       Y        N      N
Company
Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Exchange-Traded      Y          Y        Y          Y        Y       Y        Y       Y        Y       Y       Y        N      Y
  Funds (ETFs)
-----------------------------------------------------------------------------------------------------------------------------------
  Passive Foreign      Y          Y        Y          Y        Y       Y        Y       Y        Y       Y       Y        N      Y
  Investment
  Companies (PFICs)
-----------------------------------------------------------------------------------------------------------------------------------
Investment             N          N        Y          N        Y       N        Y       N        Y       N       N        Y      Y
Grade
Fixed
Income
-----------------------------------------------------------------------------------------------------------------------------------
Non-Investment         N          N        Y          N        N       N        N       N        Y       N       N        Y      Y
Grade Fixed
Income
-----------------------------------------------------------------------------------------------------------------------------------
Loan                                       Y                   N                N                Y                               Y
Partici-
pations
and
Assignments
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-              N          N        N          N        N       N        N       N        N       N       N        N      N
Backed
or Mortgage
-Related
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Direct
Mortgages              N          N        N          N        N       N        N       N        Y       N       N        N      Y
-----------------------------------------------------------------------------------------------------------------------------------
Municipal
Securities             N          N        N          N        N       N        N       N        N       N       N        N      N
-----------------------------------------------------------------------------------------------------------------------------------
Security
Futures                Y          Y        N          Y        N       Y        N       Y        N       Y       Y        Y      N
Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Security
Options                Y          Y        Y          Y        Y       Y        Y       Y        Y       Y       Y        Y      Y
Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Payment-In
-Kind Bonds            N          N        Y          N        Y       N        Y       N        Y       N       N        Y      Y
-----------------------------------------------------------------------------------------------------------------------------------
Preferred
Stocks                 Y          Y        Y          Y        N       Y        N       Y        Y       Y       Y        N      Y
-----------------------------------------------------------------------------------------------------------------------------------
Real
Estate                 N          N        N          N        Y       N        Y       N        N       N       N        N      N
Investment
Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase
Agreements             Y          Y        N          Y        N       Y        N       Y        N       Y       Y        Y      N
-----------------------------------------------------------------------------------------------------------------------------------
Reverse
Repurchase             N          N        Y          N        Y       N        Y       N        Y       N       N        N      Y
Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Securities
Lending                Y          Y        N          Y        N       Y        N       Y        N       Y       Y        Y      N
-----------------------------------------------------------------------------------------------------------------------------------
Short
Sales                  Y          Y        Y          Y        Y       Y        Y       Y        Y       Y       Y        Y      Y
Against-
the-Box
-----------------------------------------------------------------------------------------------------------------------------------
Small
Company                N          Y        Y          N        Y       N        Y       N        Y       N       Y        N      Y
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Structured
Notes                  N          N        N          N        Y       N        N       N        N       N       N        N      N
-----------------------------------------------------------------------------------------------------------------------------------
Swap
Transactions           Y          Y        N          Y        N       Y        N       Y        N       Y       Y        Y      N
-----------------------------------------------------------------------------------------------------------------------------------
U.S.
Government             Y          Y        Y          Y        Y       Y        Y       Y        Y       Y       Y        Y      Y
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Warrants               Y          Y        Y          Y        N       Y        N       Y        Y       Y       Y        Y      Y
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon
Bonds                  N          N        N          N        Y       N        Y       N        N       N       N        Y      N
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Appendix A

                                                          EQ ADVISORS TRUST
                                              INVESTMENT STRATEGIES SUMMARY (continued)




                       HIGH-   INTER-    INTER-                      MERGERS                       SHORT      SMALL   SMALL
                       YIELD  MEDIATE  NATIONAL  LONG-TERM             AND       MONEY   MULTI-CAP DURATION COMPANY  COMPANY  TOTAL
INVESTMENTS            BOND    TERM     GROWTH     BOND    MANAGED ACQUISITIONS  MARKET   GROWTH   BOND      GROWTH   VALUE  RETURN
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED             N       Y        N         Y         N        N            Y       N        N         N       N       N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
BONDS                    Y       Y        N         Y         Y        N            Y       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
BORROWINGS               Y       Y        Y         Y         Y        Y            Y       Y        Y         Y       Y       Y
(EMERGENCIES,
REDEMPTIONS)
------------------------------------------------------------------------------------------------------------------------------------
BORROWINGS               N       N        N         N         N        N            N       N        N         N       N       N
(LEVERAGING PURPOSES)
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE              Y       N        N         N         N        N            N       N        N         N       N       Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
CREDIT & LIQUIDITY       N       N        N         N         N        N            N       N        N         N       N       N
ENHANCEMENTS
------------------------------------------------------------------------------------------------------------------------------------
FLOATERS AND INVERSE     N       N        N         N         N        N            N       N        Y         N       N       N
FLOATERS
------------------------------------------------------------------------------------------------------------------------------------
BRADY BONDS              Y       Y        N         Y         Y        N            Y       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY RECEIPTS      N       N        N         N         Y        N            N       N        N         N       N       N
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR ROLLS             N       Y        N         Y         N        N            N       N        N         N       N       N
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES        N       N        Y         N         Y        Y            N       Y        N         Y       Y       Y
------------------------------------------------------------------------------------------------------------------------------------
EURODOLLAR & YANKEE      N       N        Y         N         N        N            Y       N        N         N       N       N
OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVENT-LINKED BONDS       Y       Y        N         Y         Y        N            Y       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY         N       N        N         N         N        Y            N       N        Y         N       N       N
SPOT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY         N       N        N         N         N        Y            N       N        Y         N       N       N
FORWARD TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY         N       N        N         N         N        Y            N       N        Y         N       N       N
FUTURES TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS (EXCHANGE        Y       N        Y         N         Y        Y            N       Y        Y         Y       Y       Y
TRADED)
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN OPTIONS (OTC)    N       N        N         N         N        Y            N       N        Y         N       N       N
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY         Y       N        Y         N         Y        Y            N       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
   WRITTEN; CALL         Y       N        Y         N         N        N            Y       N        Y         N       N       Y
   OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES       Y       N        Y         N         N        N            Y       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS      Y       N        Y         N         N        N            N       N        Y         N       N       Y
   SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS,     N       N        N         N         N        N            N       N        N         N       N       N
WHEN-ISSUED AND
DELAYED DELIVERY
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS       N       N        N         N         Y        N            N       N        N         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES      N       N        Y         N         N        Y            N       Y        N         Y       Y       N
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY       N       N        Y         N         Y        Y            N       Y        N         Y       Y       N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
   EXCHANGE-TRADED       N       Y        Y         Y         N        Y            N       Y        N         Y       Y       N
   FUNDS (ETFS)
------------------------------------------------------------------------------------------------------------------------------------
   Passive FOREIGN       N       Y        Y         Y         N        Y            N       Y        N         Y       Y       N
   INVESTMENT
   COMPANIES (PFICS)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE         Y       Y        N         Y         Y        N            N       N        Y         N       N       Y
FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT GRADE     Y       Y        N         Y         Y        N            Y       N        Y         N       N       Y
FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS              Y                  Y                               N
AND ASSIGNMENTS
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OR       N       N        N         N         Y        N            N       N        N         N       N       Y
MORTGAGE-RELATED
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
DIRECT MORTGAGES         N       Y        N         Y         N        N            Y       N        N         N       N       N
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES     N       N        N         N         N        N            N       N        N         N       N       N
------------------------------------------------------------------------------------------------------------------------------------
SECURITY FUTURES         Y       N        Y         N         Y        Y            N       Y        Y         Y       Y       Y
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
SECURITY OPTIONS         Y       Y        Y         Y         Y        Y            Y       Y        Y         Y       Y       Y
TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
PAYMENT-IN-KIND BONDS    Y       Y        N         Y         Y        N            Y       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS         N       Y        Y         Y         N        Y            Y       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE              N       N        N         N         N        N            N       N        N         N       N       N
INVESTMENT TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS    Y       N        Y         N         Y        Y            N       Y        Y         Y       Y       Y
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE       N       Y        Y         Y         N        N            Y       N        N         N       N       N
AGREEMENTS
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING       Y       N        Y         N         Y        Y            N       Y        Y         Y       Y       Y
------------------------------------------------------------------------------------------------------------------------------------
SHORT SALES              Y       Y        Y         Y         Y        Y            Y       Y        Y         Y       Y       Y
AGAINST-THE-BOX
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY            N       Y        N         Y         Y        Y            Y       Y        N         Y       Y       N
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES         N       N        N         N         N        N            N       N        N         N       N       N
------------------------------------------------------------------------------------------------------------------------------------
SWAP TRANSACTIONS        Y       N        Y         N         Y        Y            Y       Y        Y         Y       Y       Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT          Y       Y        Y         Y         Y        Y            N       Y        Y         Y       Y       Y
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS                 Y       Y        Y         Y         Y        Y            Y       Y        Y         Y       Y       Y
------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON BONDS        Y       N        Y         N         Y        N            N       N        Y         N       N       Y
------------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX B

                      RATINGS OF CORPORATE DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC.  (1)

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa        Bonds  rated Aa are  judged to be of high  quality  by all  standards.
          Together with the Aaa group they comprise what are generally known as high grade bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

(1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (2)

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB,       Bonds  rated  BB,  B,  CCC,  and  CC  are  regarded, on   balance,  as
B,        predominately speculative with respect to the issuer's capacity to pay
CCC       interest and repay principal in  accordance  with  the  terms  of  the
CC obligation. BB indicates the lowest degree of speculation and CC the highest speculation and CC the highest degree of speculation.
          While such bonds will likely have some quality and protective CC characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

(2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits

(a)(1)        Agreement and Declaration of Trust.(1)

(a)(2)        Amended and Restated Agreement and Declaration of Trust.(2)

(a)(2)(i) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.(17)

(a)(2)(ii) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.(17)

(a)(3)        Certificate of Trust.(1)

(a)(4)        Certificate of Amendment to the Certificate of Trust.(2)

(b)(1)(i)     By-Laws.(1)

(c)(1)(ii)    None, other than Exhibit (a)(2) and (b)(1)(i).

(d)           Investment Advisory Contracts

(d)(1)(i)     Investment  Management  Agreement   between   EQ  Advisors   Trust
              ("Trust") and EQ Financial Consultants, Inc. ("EQFC") dated April 14, 1997.(4)

(d)(1)(ii) Amendment No. 1, dated December 9, 1997, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(7)

(d)(1)(iii) Amendment No. 2, dated as of December 31, 1998, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.(11)

(d)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.(11)

(d)(1)(v) Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.(12)

(d)(1)(vi) Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and The Equitable Life Assurance Society of the United States ("Equitable").(15)

(d)(1)(vii) Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(17)

(d)(1)(viii)  Amendment No. 2, dated as of September 1, 2001, to the Amended and
              Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(20)

(d)(1)(ix) Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(23)

(d)(1)(x) Form of Amendment No. 4, dated as of May [2], 2003 to the amended and Restated Investment Management Agreement between the Trust and Equitable dated May 1, 2000.(24)

(d)(i)(xi) Form of Investment Management Agreement between the Trust and Equitable with respect to the Capital Appreciation Portfolio, Deep Value Portfolio, Equity Growth Portfolio, Equity Income Portfolio I, Equity Income Portfolio II, Equity Portfolio, Global Socially Responsive Portfolio, Growth and Income Portfolio, Growth Portfolio, Mergers and Acquisitions Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Growth Portfolio, Government Securities Portfolio, High-Yield Bond Portfolio, Intermediate Term Bond Portfolio, Long Term Bond Portfolio, Money Market Portfolio, Short Duration Bond Portfolio, Total Return Portfolio, Diversified Portfolio and Managed Portfolio (collectively, the "EQ/MONY Portfolios"). (filed herewith)


(d)(2) Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.(4)

(d)(3) Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.(4)

(d)(3)(i) Investment Advisory Agreement between Equitable and T. Rowe Price International, Inc. dated August 8, 2000.(17)

(d)(4) Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. ("Putnam") dated April 28, 1997.(4)

(d)(4)(i) Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Putnam dated April 28, 1997.(20)

(d)(4)(ii)    Amended  and  Restated   Investment   Advisory  Agreement  between
              Equitable and Putnam dated August 1, 2002.(23)

(d)(5)(i) Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company ("MFS") dated April 1997.(4)

(d)(5)(ii) Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.(11)

(d)(5)(iii) Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and MFS dated April 1997.(14)

(d)(6) Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. ("Morgan Stanley") dated April 1997.(4)

(d)(6)(i)     Amendment No. 1, dated as of April 1, 2001, to Investment Advisory
              Agreement   between  Equitable  and  Morgan  Stanley  dated  April
              1997.(20)

(d)(6)(ii)    Amended  and  Restated   Investment   Advisory  Agreement  between
              Equitable and Morgan Stanley Investment Management ("MSIM") dated July 10, 2002.(23)

(d)(7) Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.(4)

(d)(7)(i)     Investment   Advisory   Agreement  between  EQFC  and  Fund  Asset
              Management dated May 1, 2000.(17)

(d)(7)(ii) Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Fund Asset Management dated May 1, 2000.(20)

(d)(7)(iii) Amendment No. 2 dated as of December 6, 2001, to Investment Advisory Agreement between Equitable and Fund Asset Management dated May 1, 2000.(21)

(d)(8)        Investment Advisory Agreement between EQFC and Lazard Freres & Co.
              LLC ("Lazard") dated December 9, 1997.(7)

(d)(8)(i) Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between Equitable and Lazard dated December 9, 1997.(20)

(d)(9)        Investment   Advisory  Agreement  between  EQFC  and  J.P.  Morgan
              Investment Management, Inc. dated December 9, 1997.(7)

(d)(10) Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC, dated as of July 1, 1999.(12)

(d)(11) Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., ("Evergreen") dated as of December 31, 1998.(11)

(d)(11)(i) Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Evergreen dated as of December 31, 1998.(21)

(d)(12)(i) Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. ("Alliance") dated as of May 1, 1999.(11)

(d)(12)(ii) Amendment No. 1, dated as of October 18, 1999, to Investment Advisory Agreement by and between EQFC and Alliance, dated as of May 1, 1999.(14)

(d)(12)(iii)  Amendment No. 2, dated  as of  May 1, 2000, to Investment Advisory
              Agreement by and between Equitable and Alliance, dated as of May 1, 1999.(15)

(d)(12)(iv) Amendment No. 3, dated as of March 1, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated as of May 1, 1999.(20)

(d)(12)(v) Amendment No. 4, dated as of May 21, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated May 1, 1999.(20)

(d)(13) Investment Advisory Agreement between EQFC and Capital Guardian Trust Company, dated as of May 1, 1999.(11)

(d)(13)(i) Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and Capital Guardian Trust Company, dated May 1, 1999.(15)

(d)(13)(ii)   Amended  and  Restated   Investment   Advisory  Agreement  between
              Equitable and Capital Guardian dated November 22, 2002.(23)

(d)(14) Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc., dated as of August 30, 1999.(12)

(d)(14)(i)    Amended  and  Restated   Investment   Advisory  Agreement  between
              Equitable and Calvert dated July 10, 2002.(23)

(d)(15) Investment Advisory Agreement between EQFC and Brown Capital Management, dated as of August 30, 1999.(12)

(d)(15)(i)    Amended  and  Restated   Investment   Advisory  Agreement  between
              Equitable and Brown, dated as of July 10, 2002.(23)

(d)(16) Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.(7)

(d)(16)(i)    Amended  and  Restated   Investment   Advisory  Agreement  between
              Equitable and Deutsche Asset Management, Inc. ("Deutsche"), dated as of July 10, 2002.(23)

(d)(17) Investment Advisory Agreement among Equitable, Prudential Investments Fund Management LLC and Jennison Associates LLC, dated as of May 15, 2000.(16)

(d)(17)(i) Investment Advisory Agreement between Equitable and Jennison dated as of July 10, 2002.(23)

(d)(18) Investment Advisory Agreement between Equitable and American Express Financial Corporation, dated as of September 1, 2000.(17)

(d)(19) Investment Advisory Agreement between Equitable and Fidelity Management & Research Company, dated as of July 24, 2000.(17)

(d)(19)(i) Amendment No. 1 dated as of November 1, 2002, to Investment Advisory Agreement between Equitable and Fidelity, dated July 24, 2000.(23)

(d)(20) Investment Advisory Agreement between Equitable and Janus Capital Corporation, dated as of September 1, 2000.(17)

(d)(20)(i) Amendment No. 1 dated as of January 2, 2002 to Investment Advisory Agreement between Equitable and Janus Capital Corporation, dated as of September 1, 2000.(21)

(d)(20)(ii) Investment Advisory Agreement between Equitable and Janus Capital Management LLC, dated as of April 3, 2002.(22)

(d)(21) Investment Advisory Agreement between Equitable and Provident Investment Counsel, dated as of February 1, 2001.(18)

(d)(22)       Investment   Advisory  Agreement  between  Equitable  and  Marsico
              Capital Management, LLC, dated as of February 1, 2001.(18)

(d)(22)(i)    Amendment No. 1, dated as of September 1, 2001, to the  Investment
              Advisory   Agreement   between   Equitable  and  Marsico   Capital
              Management, LLC, dated as of February 1, 2001.(20)

(d)(23)       Investment   Advisory  Agreement  between  Equitable  and  Pacific
              Investment   Management  Company  LLC  ("PIMCO")  dated  July  15,
              2002.(23)


(d)(24) Form of Investment Advisory Agreement between Equitable and Advisers to the EQ/MONY Portfolios. (filed herewith)

(e)           Underwriting Contracts

(e)(1)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(4)

(e)(1)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(7)

(e)(1)(iii)   Amendment   No.  2,  dated  as  of  December  31,  1998,   to  the
              Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors, LLC ("AXA Advisors") with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.(17)

(e)(1)(viii)  Amendment   No.  7,  dated  as  of  September  1,  2001,   to  the
              Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.(20)

(e)(2)(i) Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(4)

(e)(2)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(7)

(e)(2)(iii)   Amendment   No.  2,  dated  as  of  December  31,  1998,   to  the
              Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(17)

(e)(2)(viii)  Amendment   No.  7,  dated  as  of  September  1,  2001,   to  the
              Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(20)

(e)(3)(i)     Distribution   Agreement   between   the   Trust   and   Equitable
              Distributors, Inc. ("EDI") with respect to the Class IA shares dated April 14, 1997.(4)

(e)(3)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(7)

(e)(3)(iii)   Amendment   No.  2,  dated  as  of  December  31,  1998,   to  the
              Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(17)

(e)(3)(viii)  Amendment   No.  7,  dated  as  of  September  1,  2001,   to  the
              Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(20)

(e)(4)(i) Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(4)

(e)(4)(ii) Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(7)

(e)(4)(iii)   Amendment   No.  2,  dated  as  of  December  31,  1998,   to  the
              Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(iv) Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(v) Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vi) Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares, dated as of April 14, 1997.(17)

(e)(4)(viii)  Amendment   No.  7,  dated  as  of  September  1,  2001,   to  the
              Distribution Agreement between the Trust and EDI with respect to Class IB shares, dated as of April 14, 1997.(20)

(e)(5)(i) Form of Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA Shares of the EQ/MONY Portfolios. (filed herewith)

(e)(5)(ii) Form of Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB Shares of the EQ/MONY Portfolios. (filed herewith)

(e)(5)(iii)   Form  of  Distribution   Agreement   between  the  Trust  and  AXA
              Distributors, LLC ("AXA Distributors") with respect to the Class IA Shares of the EQ/MONY Portfolios. (filed herewith)

(e)(5)(iv)    Form  of  Distribution   Agreement   between  the  Trust  and  AXA
              Distributors with respect to the Class IB Shares of the EQ/MONY Portfolios. (filed herewith)


(f)           Form of Deferred Compensation Plan.(3)

(g)           Custodian Agreements

(g)(1)(i) Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.(4)

(g)(1)(ii)    Amendment  No.  1,  dated  December  9,  1997,  to  the  Custodian
              Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(7)

(g)(1)(iii) Amendment No. 2, dated as of December 31, 1998, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(11)

(g)(1)(v) Form of Amendment No. 4, dated as of August 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vi) Form of Amendment No. 5, dated as of May 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 14, 1997.(17)

(g)(1)(viii)  Global Custody Agreement between the Trust and The Chase Manhattan
              Bank, dated May 1, 2001.(20)

(g)(1)(ix) Amendment No. 1, dated as of September 1, 2001, to the Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.(21)

(g)(2)(i) Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase Manhattan Bank and the Trust dated August 31, 1998.(11)

(h)           Other Material Contracts

(h)(1)(i) Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.(4)

(h)(1)(ii) Form of Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000.(14)

(h)(2)(i) Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.(8)

(h)(2)(ii) Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.(11)

(h)(2)(iii) Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(11)

(h)(2)(iv) Amendment No. 1, dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(14)

(h)(2)(v) Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2000.(14)

(h)(2)(vi) Revised Amendment No. 1 to the Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of September 1, 2000.(17)

(h)(2)(vii) Third Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2001.(19)

(h)(2)(viii)  Amendment  No. 1,  dated as of  September  1,  2001,  to the Third
              Amended  and  Restated  Expense   Limitation   Agreement   between
              Equitable and the Trust dated as of May 1, 2001.(20)

(h)(3)(i) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value
              Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio, dated April 14, 1997.(4)

(h)(3)(ii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio, dated December 9, 1997.(7)

(h)(3)(iii) Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio, dated December 31, 1998.(11)

(h)(4)(i) Participation Agreement by and among the Trust, Equitable, EDI and EQFC dated April 14, 1997.(4)

(h)(4)(ii) Amendment No. 1, dated December 9, 1997, to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(7)

(h)(4)(iii)   Amendment   No.  2,  dated  as  of  December  31,  1998,   to  the
              Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(iv) Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(v) Form of Amendment No. 4, dated as of October 18, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(14)

(h)(4)(vi) Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(15)

(h)(4)(vii) Revised Amendment No. 6, dated as of September 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(17)

(h)(4)(viii)  Amendment  No. 7, dated  September 1, 2001,  to the  Participation
              Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(20)

(h)(5)        Retirement  Plan  Participation  Agreement  dated December 1, 1998
              among  the  Trust,   EQFC,  The  Equitable   Investment  Plan  for
              Employees, Managers and Agents and Equitable.(11)

(h)(5)(i) Form of Amendment No. 1, dated April 30, 1999, to the Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)


(h)(6) Form of Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors with respect to the Enterprise and MONY Portfolios. (filed herewith)

(h)(6)(i) Form of Expense Limitation Agreement between Equitable and the Trust with respect to the EQ/MONY Portfolios. (filed herewith)


(h)(7) License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.(4)

(i)           Legal Opinions

(i)(1) Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

(i)(2) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

(i)(3) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.(6)

(i)(4) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.(9)

(i)(5) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.(10)

(i)(6) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.(12)

(i)(7) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.(15)

(i)(8)        Opinion  and  Consent  of  Dechert  Price & Rhoads  regarding  the legality of the securities registered with respect to the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio, the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.(17)

(i)(9) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and FI Mid Cap Portfolio.(17)

(i)(10) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Marsico Focus Portfolio.(20)

(i)(11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/MONY Portfolios. (to be filed by amendment)

(j)           Consent  of   PricewaterhouseCoopers   LLP,   Independent   Public
              Accountants. (to be filed by amendment)

(k)           None

(l)           Stock  Subscription  Agreement between the Trust, on behalf of the
              T. Rowe Price Equity Income Portfolio, and Separate Account FP.(3)

(m)           Distribution Plans
              ------------------

(m)(1) Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares.(4)

(m)(2) Form of Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares of the EQ/MONY Portfolios. (to be filed by amendment)

(n)           Multiple Class Plan
              -------------------

(n)(1)        Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

(p)           Codes of Ethics

(p)(1)        Code of Ethics of the Trust, AXA Advisors and EDI.(15)

(p)(1)(i) Code of Ethics of the Trust, Equitable, AXA Advisors and EDI, dated March 31, 1997 and amended and restated on July 11, 2000.(17)

(p)(2)        Code of Ethics of Alliance, dated August 1999.(15)

(p)(2)(i) Code of Ethics of Alliance, dated as of February 2000, as amended and restated.(17)

(p)(2)(ii)    Revised Code of Ethics of Alliance, dated January 1, 2001.(18)

(p)(3)        Code of Ethics of Bankers Trust/Deutsche Bank.(15)

(p)(3)(i) Code of Ethics of Deutsche Asset Management, effective as of May 26, 2000.(17)

(p)(4) Code of Ethics of Brown Capital Management, Inc., dated February 10, 1994.(15)

(p)(4)(i)     Revised Code of Ethics of Brown Capital Management, Inc.(17)

(p)(5)        Code of Ethics of Calvert Asset Management Company, Inc.(15)

(p)(6)        Code of Ethics of Capital Guardian Trust Company.(15)

(p)(7)        Code of Ethics of Evergreen, dated December 17, 1999.(15)

(p)(8)        Code of Ethics of J.P. Morgan Investment Management, Inc.(15)

(p)(9)        Code of Ethics of Lazard, as revised September 27, 1999.(15)

(p)(9)(i)     Code of Ethics of Lazard, revised as of April 26, 2000.(17)

(p)(9)(ii)    Code of Ethics of Lazard, as revised.(20)

(p)(10)       Code of Ethics of MFS, dated March 1, 2000.(15)

(p)(10)(i)    Revised Code of Ethics of MFS, effective September 1, 2000.(17)

(p)(11)       Code of Ethics of Merrill Lynch Asset Management Group.(15)

(p)(12)       Code of Ethics of Morgan Stanley Asset Management.(15)

(p)(12)(i) Revised Code of Ethics of Morgan Stanley Asset Management, effective January 29, 2001.(18)

(p)(13)       Code of Ethics of Putnam.(15)

(p)(13)(i)    Revised Code of Ethics of Putnam, revised April 2000.(17)

(p)(14)(i) Code of Ethics of Rowe Price Fleming International, dated March 1999. (15)

(p)(14)(ii) Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.(15)

(p)(14)(iii)  Revised  Code  of  Ethics  of  Rowe  Price-Fleming  International,
              effective March 1, 2000.(17)

(p)(14)(iv) Code of Ethics of T. Rowe Price International, Inc., effective August 8, 2000.(17)

(p)(15) Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.(15)

(p)(16)(i)    Code of Ethics of Prudential Investments Fund Management, LLC.(15)

(p)(16)(ii) Code of Ethics of Jennison Associates LLC, as amended December 6, 1999.(15)

(p)(16)(iii)  Revised Code of Ethics of Prudential  Investments Fund Management,
              dated February 29, 2000.(17)

(p)(17) Code of Ethics of Fidelity Management & Research Company dated January 1, 2000.(17)

(p)(17)(i) Revised Code of Ethics of Fidelity Management & Research Company, dated January 1, 2001.(18)

(p)(18) Code of Ethics of American Express Financial Corporation dated March 2000.(17)

(p)(19)      Code  of Ethics of Janus  Capital  Corporation  as revised March 1,
             2000.(17)

(p)(19)(i) Code of Ethics of Janus Capital Corporation as revised June 1, 2001.(23)

(p)(20)      Code of Ethics of Provident Investment Counsel.(17)

(p)(21)      Code of Ethics of Marsico Capital Management, LLC.(17)


(p)(22) Code of Ethics of Boston Advisors, Inc. ("Boston Advisors"). (filed herewith)

(p)(23)      Code   of    Ethics   of    Caywood-Scholl    Capital    Management
             ("Caywood-Scholl"). (filed herewith)

(p)(24)      Code   of   Ethics  of  Fred   Alger   Management,   Inc.   ("Alger
             Management"). (filed herewith)

(p)(25) Code of Ethics of Gabelli Asset Management Company ("GAMCO"). (filed herewith)

(p)(26) Code of Ethics of Montag & Caldwell, Inc. ("Montag & Caldwell"). (filed herewith)

(p)(27) Code of Ethics of MONY Capital Management, Inc. ("MONY Capital"). (filed herewith)

(p)(28) Code of Ethics of Rockefeller & Co., Inc. ("Rockefeller"). (filed herewith)

(p)(29) Code of Ethics of SsgA Funds Management, Inc. ("SSgA"). (filed herewith)

(p)(30) Code of Ethics of TCW Investment Management Company ("TCW"). (filed herewith)

(p)(31) Code of Ethics of UBS Global Asset Management (Americas) Inc. ("UBS GAM"). (filed herewith)

(p)(32)      Code   of   Ethics   of   Wellington   Management   Company,   Inc.
             ("Wellington"). (filed herewith)

(p)(33) Code of Ethics of William D. Witter, Inc. ("Witter"). (filed herewith)


Other Exhibits:
--------------

             Powers of Attorney.(3)

             Power of Attorney for Steven M. Joenk.(12)

             Power of Attorney for Theodossios (Ted) Athanassiades.(15)

             Power of Attorney for David W. Fox and Gary S. Schpero.(16)

             Revised Powers of Attorney.(24)


----------------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2.     Incorporated  herein by reference  to  Pre-Effective  Amendment  No. 1 to
       Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8. Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10. Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

12. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15. Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on April 21, 2000. (File No. 333-17217).

16. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000. (File No. 333-17217).

17. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on January 23, 2001. (File No. 333-17217).

18. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on March 22, 2001. (File No. 333-17217).

19. Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on April 3, 2001 (File No. 333-17217)

20. Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217)

21. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on February 4, 2002 (File No. 333-17217)

22. Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

23. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).


24. Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on March 31, 2003 (File No. 333-17217).



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

      Equitable controls the Trust by virtue of its ownership of more than 99% of the Trust's shares as of February 28, 2003. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.

      On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

      AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

ITEM 25. INDEMNIFICATION

      Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

      Article VII, Section 2 of the Trust's Declaration of Trust of the Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."

Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

      Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

Amended and Restated Investment Management Agreement states:

      Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

         Sections 5(a) and 5(b) of certain of the Registrant's Investment Advisory Agreement state:

5.    Liability And Indemnification

      (a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, members or employees (its "Affiliates") shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

      (b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

      Section 4 of certain of the Registrant's Investment Advisory Agreements states:

      Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

      Section 14 of each of the Registrant's Distribution Agreements states:

      The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

      The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

      Section 6 of the Registrant's Mutual Funds Service Agreement states:

      (a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable's part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

      (b) Except to the extent that  Equitable  may be held  liable  pursuant to
Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

      (i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

      (ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

      (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

      (iv) the breach of any representation or warranty of the Trust hereunder;

      (v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

      (vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

      (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or
(2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

      (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

      (ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

      (x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

      The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

      Section 12(a)(iv) of the Registrant's Global Custody Agreement states:

      (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

      UNDERTAKING

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE MANAGER AND ADVISERS

Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The descriptions of Equitable and each of the advisers under the caption "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

The information as to the directors and officers of Equitable is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) and is incorporated herein by reference.

Equitable, with the approval of the Registrant's board of trustees, selects advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for the portfolios.

The information as to the directors and officers of Putnam Investment Management LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07974) and is incorporated herein by reference.

The information as to the directors and officers of MFS Investment Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.

The information as to the directors and officers of Morgan Stanley Asset Management is set forth in Morgan Stanley Dean Witter Investment Management

Inc.'s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.

The information as to the directors and officers of Fund Asset Management, L.P. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12485) and is incorporated herein by reference.

The information as to the directors and officers of Lazard Asset Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6568) and is incorporated herein by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen Investment Management Co. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8327) and is incorporated herein by reference.

The information as to the directors and officers of Alliance is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) and is incorporated herein by reference.

The information as to the directors and officers of Capital Guardian Trust Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.

The information as to the directors and officers of Calvert Asset Management Company, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17044) and is incorporated herein by reference.

The information as to the directors and officers of Brown Capital Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-19287) and is incorporated herein by reference.

The information as to the directors and officers of Jennison Associates LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-5608) and is incorporated herein by reference.

The information as to the directors and officers of Fidelity Management & Research Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7884) and is incorporated herein by reference.

The information as to the directors and officers of Janus Capital Corporation is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) and is incorporated herein by reference.

The information as to the directors and officers of Provident Investment Counsel, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47993) and is incorporated herein by reference.

The information as to the directors and officers of Marsico Capital Management, LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) and is incorporated herein by reference.

The information as to the directors and officers of Pacific Investment Management Company LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.


The information as to the directors and officers of Boston Advisors is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18130) and is incorporated herein by reference.

The information as to the directors and officers of Caywood-Scholl is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57906) and is incorporated herein by reference.

The information as to the directors and officers of Alger Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6709) and is incorporated herein by reference.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information as to the directors and officers of Montag & Caldwell is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15398) and is incorporated herein by reference.

The information as to the directors and officers of MONY Capital is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61066) and is incorporated herein by reference.

The information as to the directors and officers of Rockefeller is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15106) and is incorporated herein by reference.

The information as to the directors and officers of SSgA is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) and is incorporated herein by reference.

The information as to the directors and officers of TCW is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) and is incorporated herein by reference.

The information as to the directors and officers of UBS GAM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34910) and is incorporated herein by reference.

The information as to the directors and officers of Wellington is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) and is incorporated herein by reference.

The information as to the directors and officers of Witter is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12695) and is incorporated herein by reference.


ITEM 27. PRINCIPAL UNDERWRITERS.

      (a) AXA Advisors and AXA Distributors are the principal underwriters of the Trust's Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier Funds Trust; AXA Premier VIP Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and

Separate Accounts A, I and FP of Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier Funds Trust, AXA Premier VIP Trust and Separate Account No. 49 of Equitable.

      (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters of the Trust's Class IA and Class IB shares. Except as indicated otherwise, the business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of each person whose name is preceded by a single asterisk is 1345 Avenue of the Americas, 33rd Floor, New York, New York 10105. The business address of each person whose name is preceded by a double asterisk is 315 Upper Mountain Avenue, Upper Montclair, New Jersey, 07043.

=====================================================================================================================
                                                  AXA Advisors LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH                POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                          OFFICES WITH THE
                                                                                         TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Harvey E. Blitz                          Director
      David Conine                             Director
      Jerald E. Hampton                        Director
      John Lefferts                            Director
      G. Patrick McGunagle                     Director
**    Michael S. Martin                        Director
      Richard V. Silver                        Director
      Mark R. Wutt                             Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
      Michael S. Martin                        Chairman of the Board
      Jerald E. Hampton                        Vice Chairman of the Board
      John Lefferts                            President and Chief Executive Officer
      Thomas Wirtshafter                       Executive Vice President
      Harvey E. Blitz                          Executive Vice President
      Fred Folco                               Executive Vice President
      Edward J. Hayes                          Executive Vice President
      Gary Lineberry                           Executive Vice President
      G. Patrick McGunagle                     Executive Vice President
      Nik Malvania                             Executive Vice President
      Peter D. Noris                           Executive Vice President                  Chairman of the Board
      Geoffrey H. Radbill                      Executive Vice President
      James P. Bodovitz                        Senior Vice President and General
                                               Counsel
      Kevin Bryne                              Senior Vice President and Treasurer
      Stephen T. Burnthall                     Senior Vice President
      Jill Cooley                              Senior Vice President and Chief
                                               Operations Officer
      Denise BiBlasi                           Senior Vice President
      James Goodwin                            Senior Vice President
      Richard Magaldi                          Senior Vice President
      Robert Schmidt                           Senior Vice President
      Jeffrey Green                            Senior Vice President
      Richard Magaldi                          Senior Vice President
      Eric Mosholt                             Senior Vice President

=====================================================================================================================

                                                         C-23

=====================================================================================================================
                                                  AXA Advisors LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH                POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                          OFFICES WITH THE
                                                                                         TRUST
---------------------------------------------------------------------------------------------------------------------
      Richard Schmidt                          Senior Vice President
      Donna M. Dazzo                           First Vice President
      Amy Franceschini                         First Vice President
      Peter Mastrantuono                       First Vice President
      David Mahler                             Vice President and Compliance Officer
      Mark D. Godofsky                         Vice President and Controller
      Linda Galasso                            Vice President and Secretary
      Beth Andreozzi                           Vice President
      Raymond T. Barry                         Vice President
      Debra Brogan                             Vice President
      Michael Brzozowski                       Vice President
      Mary E. Cantwell                         Vice President                            Vice President
      Claire A. Comerford                      Vice President
      Catherine Gentry                         Vice President
      Gisela Jackson                           Vice President
      John Mapes                               Vice President
      Frank Massa                              Vice President
      Jose Montenegro                          Vice President
      Sandi Narvaez                            Vice President
      Edna Russo                               Vice President
      Michael Ryniker                          Vice President
      James Woodley                             Vice President
      Frank Acierno                            Assistant Vice President
      Charlton Bulkin                          Assistant Vice President
      Francesca Divone                         Assistant Secretary
=====================================================================================================================

=====================================================================================================================
                                               AXA Distributors, LLC
=====================================================================================================================
NAME AND PRINCIPAL BUSINESS                    POSITIONS AND OFFICES WITH                 POSITIONS AND
ADDRESS                                        EQUITABLE DISTRIBUTORS, INC.               OFFICES WITH THE
                                                                                          TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Jerald Hampton                           Director
      Richard Matteis                          Director
      Deanna Mulligan                          Director
      Jeffrey McGregor                         Director

---------------------------------------------------------------------------------------------------------------------
OFFICERS

      Jerald Hampton                           Chairman of the Board
      Jeffrey McGregor                         President
      Michael Brandreit                        Senior Vice President
      Hunter Allen                             Senior Vice President and National
                                               Sales Director

      Thomas Bullen                            Senior Vice President and Director of
                                               Key Account Relationships
      Megan Condron                            Senior Vice President and Key Account
=====================================================================================================================

                                                         C-24

=====================================================================================================================
                                               AXA Distributors, LLC
=====================================================================================================================
NAME AND PRINCIPAL BUSINESS                    POSITIONS AND OFFICES WITH                 POSITIONS AND
ADDRESS                                        EQUITABLE DISTRIBUTORS, INC.               OFFICES WITH THE
                                                                                          TRUST
---------------------------------------------------------------------------------------------------------------------
      Michael Dibbert                          Manager
                                                     President
      Harry Johnson                            Senior Vice President
      Chris Gabrielsen                         Senior Vice President
      Nelida Garcia                            Senior Vice President
      Michael McDaniel                         Senior Vice President and Broker Dealer
                                               National Sales Desk Manager
      David Kahal                              Senior Vice President Life Channel
      Robert Mullett                           Senior Vice President
      Daniel Roebuck                           Senior Vice President
      Bryan Tutor                              Senior Vice President
      Norman J. Abrams                         Vice President and Counsel
      Kurt Auleta                              Vice President and Annuity Sales Desk
      Raymond T. Barry                         Manager
      Jeffrey Coomes                           Vice President
      Daniel Faller                            Vice President
      Carol Fracasso                           Vice President and Life Sales Desk
                                               Manager
      Linda Galasso                            Vice President and Secretary
      David Halstead                           Vice President
      Page Long                                Vice President
      Sandra Narvaez                           Vice President
      Dimas Nunez                              Vice President
      Anthea Perkinson                         Vice President and Key Account Manager
                                               Vice President and Chief Financial
      Patrick O'Shea                           Officer
                                               Vice President and Treasurer
      Ronald R. Quist                          Vice President
      Mary Toumpas                             Assistant Vice President
      Alice Stout                              Assistant Vice President
      Steve Carapella                          Assistant Vice President
      Nahula Ethirveerasingam                  Assistant Vice President
      Sandra Ferantello                        Assistant Vice President
      Michale Gass                             Assistant Vice President
      Kelly Ridell                             Assistant Secretary
      Francesca Divone
=====================================================================================================================

      (c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)     With respect to Rules 31a-1(a);  31a-1(b)(1);  (2)(a) and (b); (3); (6);
        (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

        JPMorgan Chase Bank
        4 Chase MetroTech Center
        Brooklyn, New York 11245

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Sub-Administrator:

         J. P. Morgan Investors Services Co.   The Equitable Life Assurance
         73 Tremont Street                     Society of United States
         Boston, MA 02108                      1290 Avenue of the Americas
                                               New York, New York 10104


(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:


The Equitable Life Assurance Society                    Putnam Investment Management, Inc.
   of the United States                                 One Post Office Square
1290 Avenue of the Americas                             Boston, MA  02109
New York, NY 10104

MFS Investment Management                               Morgan Stanley Asset Management Inc.
500 Boylston Street                                     1221 Avenue of the Americas
Boston, MA  02116                                       New York, NY  10020

Fund Asset Management, L.P.                             Lazard Asset Management
800 Scudders Mill Road                                  30 Rockefeller Plaza
Plainsboro, NJ  08543-9011                              New York, NY  10020

J.P Morgan Investment Management Inc.                   Evergreen Investment Management Company, LLC
522 Fifth Avenue                                        200 Berkely Street - Suite 9000
New York, NY  10036                                     Boston, MA  02116

Alliance Capital Management, L.P.                       Capital Guardian Trust Company
1345 Avenue of the Americas                             11100 Santa Monica Boulevard
New York, NY  10105                                     17th Floor
                                                        Los Angeles, CA 90025

Calvert Asset Management Company, Inc.                  Brown Capital Management, Inc.
4550 Montgomery Avenue                                  1201 North Calvert Street
Suite 1000N                                             Baltimore, MD  21202
Bethesda, MD  20814

Jennison Associates LLC                                 Pacific Investment Management Company LLC
466 Lexington Avenue                                    840 Newport Center Drive
New York, NY  10017                                     Suite 360
                                                        Newport Beach, CA 92658-6430

Fidelity Management & Research Company                  Janus Capital Corporation
82 Devonshire Street                                    100 Fillmore Street
Boston MA 02109                                         Denver CO  80206-4928

                                      C-26

Provident Investment Counsel, Inc.                      Marsico Capital Management, LLC
300 North Lake Avenue                                   1200 17th Street
Pasadena, CA  91101-4106                                Denver CO  80202


Boston Advisors, Inc.                                   Caywood-Scholl Capital Management
One Federal Street                                      4350 Executive Drive
26th Floor                                              Suite 125
Boston, MA  02110                                       San Diego, CA 92121

Fred Alger Management, Inc.                             Gabelli Asset Management Company
111 Fifth Avenue                                        One Corporate Center
2nd Floor                                               Rye, New York  10580
New York, NY  10003

Montag & Caldwell, Inc.                                 MONY Capital Management, Inc.
3455 Peachtree Road, N.W.                               1740 Broadway
Suite 1200                                              New York, NY  10019
Atlanta, GA  30326-3248

Rockefeller & Co., Inc.                                 SSgA Funds Management, Inc.
30 Rockefeller Plaza                                    Two International Place
54th Floor                                              Boston, MA 02110
New York, NY  101122

TCW Investment Management Company                       UBS Global Asset Management (Americas) Inc.
865 South Figueroa Street                               One North Wacker Drive
Suite 1800                                              Chicago, IL  60606
Los Angeles, CA 90017

Wellington Management Company, LLP                      William D. Witter, Inc.
75 State Street                                         One Citicorp Center
Boston, MA 02109                                        153 East 53rd Street
                                                        New York, NY 10022


ITEM 29.    MANAGEMENT SERVICES:

                None.

Item 30.    Undertakings

                Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 15th day of January 2004.

                                         EQ ADVISORS TRUST

                                         By: /s/ Steven M. Joenk
                                             ------------------------------
                                             Steven M. Joenk
                                             President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title             Date
---------                                          -----             ----

/s/ Steven M. Joenk                       President and Chief  January 15, 2004
------------------------------------       Executive Officer
Steven M. Joenk

/s/ Jettie M. Edwards*                          Trustee        January 15, 2004
------------------------------------
Jettie M. Edwards

/s/ William M. Kearns*                          Trustee        January 15, 2004
------------------------------------
William M. Kearns, Jr.

/s/ Christopher P.A. Komisarjevsky*             Trustee        January 15, 2004
-----------------------------------
Christopher P.A. Komisarjevsky

/s/ Theodossios Athanassiades*                  Trustee        January 15, 2004
------------------------------------
Theodossios (Ted) Athanassiades

/s/ David W. Fox*                               Trustee        January 15, 2004
------------------------------------
David W. Fox

/s/ Gary S. Schpero*                            Trustee        January 15, 2004
------------------------------------
Gary S. Schpero

/s/ Harvey Rosenthal*                           Trustee        January 15, 2004
------------------------------------
Harvey Rosenthal

/s/ Peter D. Noris                              Trustee        January 15, 2004
------------------------------------
Peter D. Noris

/s/ Kenneth T. Kozlowski*                  Treasurer and Chief January 15, 2004
------------------------------------       Financial Officer
Kenneth T. Kozlowski

*  By:   /s/ Steven M. Joenk
        ------------------------------------
         Steven M. Joenk
         (Attorney-in-Fact)

                                  EXHIBIT LIST

(d)(1)(xi) Form of Investment Management Agreement between the Trust and Equitable with respect to the Enterprise and MONY Portfolios.

(d)(24) Form of Investment Advisory Agreement between Equitable and Advisers to the Enterprise and MONY Portfolios.

(e)(5)(i) Form of Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA Shares of the Enterprise and MONY Portfolios.

(e)(5)(ii) Form of Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB Shares of the Enterprise and MONY Portfolios.

(e)(5)(iii)   Form  of  Distribution   Agreement   between  the  Trust  and  AXA
              Distributors with respect to the Class IA Shares of the Enterprise and MONY Portfolios.

(e)(5)(iv)    Form  of  Distribution   Agreement   between  the  Trust  and  AXA
              Distributors with respect to the Class IB Shares of the Enterprise and MONY Portfolios.

(h)(6) Form of Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors with respect to the Enterprise and MONY Portfolios.

(h)(6)(i) Form of Expense Limitation Agreement between Equitable and the Trust with respect to the Enterprise and MONY Portfolios.

((p)(22)      Code of Ethics of Boston Advisors.

(p)(23)       Code of Ethics of Caywood-Scholl.

(p)(24)       Code of Ethics of Alger Management.

(p)(25)       Code of Ethics of GAMCO.

(p)(26)       Code of Ethics of Montag & Caldwell.

(p)(27)       Code of Ethics of MONY Capital.

(p)(28)       Code of Ethics of Rockefeller.

(p)(29)       Code of Ethics of SSgA.

(p)(30)       Code of Ethics of TCW.

(p)(31)       Code of Ethics of UBS GAM.

(p)(32)       Code of Ethics of Wellington.

(p)(33)       Code of Ethics of Witter.